     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2002


                                                              FILE NO. 333-88163
                                                                        811-6484

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------
                                    FORM N-4
                          REGISTRATION STATEMENT UNDER

                           THE SECURITIES ACT OF 1933                        [ ]


                         POST-EFFECTIVE AMENDMENT NO. 3                      [X]


                                     AND/OR

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940                    [ ]

                                AMENDMENT NO. 19                             [X]


                            PROVIDENTMUTUAL VARIABLE
                            ANNUITY SEPARATE ACCOUNT
                           (EXACT NAME OF REGISTRANT)

                        PROVIDENTMUTUAL LIFE AND ANNUITY
                               COMPANY OF AMERICA
                              (NAME OF DEPOSITOR)

                             300 CONTINENTAL DRIVE
                                NEWARK, DE 19713
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (302) 452-4000
                             ---------------------

                             JAMES BERNSTEIN, ESQ.,
                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                          1000 CHESTERBROOK BOULEVARD
                             BERWYN, PA 19312-1181
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:

                            DAVID S. GOLDSTEIN, ESQ.

                        SUTHERLAND ASBILL & BRENNAN LLP
                         1275 PENNSYLVANIA AVENUE, N.W.
                          WASHINGTON, D.C. 20004-2415
                             ---------------------

     It is proposed that this filing will become effective (check appropriate box)

         [ ] immediately upon filing pursuant to paragraph (b) of Rule 485


         [X] on May 1, 2002 pursuant to paragraph (b) of Rule 485


         [ ] 60 days after filing pursuant to paragraph (a) of Rule 485

         [ ] on (date) pursuant to paragraph (a) of Rule 485

                     Title of Securities Being Registered:
 Interests in Individual Flexible Premium Deferred Variable Annuity Contracts.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     PART A

                  INFORMATION REQUIRED TO BE IN THE PROSPECTUS

     INTERESTS IN INDIVIDUAL FLEXIBLE PREMIUM
        DEFERRED VARIABLE ANNUITY CONTRACTS

                     Issued by

     PROVIDENTMUTUAL VARIABLE ANNUITY SEPARATE
                      ACCOUNT

                        and

     PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                    OF AMERICA

           SERVICE CENTER         MAIN ADMINISTRATIVE
       300 CONTINENTAL DRIVE            OFFICES
       NEWARK, DELAWARE 19713   1000 CHESTERBROOK BLVD.
                               BERWYN, PENNSYLVANIA 19312

               PHONE: 1-800-688-5177
                                                            PROSPECTUS


                                                           May 1, 2002


This prospectus describes an individual flexible premium deferred variable annuity contract ("Contract") issued by Providentmutual Life and Annuity Company of America. This prospectus provides information that a prospective owner should know before investing in the Contract.

You can allocate your Contract's values to:

      -- Providentmutual Variable Annuity Separate Account (the "Variable Account"), which invests in the portfolios listed below; or

      --  the Guaranteed Account, which credits a specified rate of interest.

A prospectus for each of the portfolios available through the Variable Account (the "Portfolios") must accompany this prospectus. Please read these documents before investing and save them for future reference.


To learn more about the Contract, you should read the Statement of Additional Information ("SAI") dated May 1, 2002. For a free copy of the SAI, please call or write to us at our Service Center.



The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents for the SAI appears on the last page of this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information.


   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
PLEASE NOTE THAT THE CONTRACT AND THE PORTFOLIOS:

      --  ARE NOT GUARANTEED TO ACHIEVE THEIR GOALS;

      --  ARE NOT FEDERALLY INSURED;

      --  ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY; AND

      --  ARE SUBJECT TO RISKS, INCLUDING LOSS OF THE AMOUNT INVESTED.


It may not be advantageous to replace existing insurance with the Contract, or to finance the purchase of the Contract through a loan or through withdrawals from another contract.


Also, please note that we offer other variable annuity contracts with features different from this Contract. We offer variable annuity contracts that do not have Credit Amounts or Renewal Credits, and therefore have lower fees. You should carefully consider whether or not this Contract is the best product for you. Generally, this Contract is most suited to owners who intend to hold it for a relatively long time. There may be other situations where an Owner could be disadvantaged by the application of a Credit Amount or Renewal Credit, such as in the event of a recapture of Credit Amounts or Renewal Credits during a period of market decline.

The following Portfolios are available under the Contract:

     -- MARKET STREET FUND
        All Pro Broad Equity Portfolio
        All Pro Large Cap Growth Portfolio
        All Pro Large Cap Value Portfolio
        All Pro Small Cap Growth Portfolio
        All Pro Small Cap Value Portfolio
        Equity 500 Index Portfolio
        International Portfolio
        Mid Cap Growth Portfolio
        Balanced Portfolio

        Bond Portfolio
        Money Market Portfolio


     -- FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)


       Fidelity VIP Contrafund(R) Portfolio


       Fidelity VIP Growth Portfolio


       Fidelity VIP Growth Opportunities Portfolio


       Fidelity VIP Overseas Portfolio



     -- MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)

        MFS Emerging Growth Series
        MFS Investors Trust Series
        MFS New Discovery Series
        MFS Research Series

     -- OCC ACCUMULATION TRUST
        Equity Portfolio
        Managed Portfolio


     -- PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)


        PIMCO High Yield Portfolio


        PIMCO Total Return Portfolio


     -- STRONG VARIABLE INSURANCE FUNDS, INC.
        Strong Mid Cap Growth Fund II

     -- STRONG OPPORTUNITY FUND II, INC.
        Strong Opportunity Fund II

     -- VAN ECK WORLDWIDE INSURANCE TRUST
        Worldwide Bond Portfolio
        Worldwide Emerging Markets Portfolio
        Worldwide Hard Assets Portfolio

        Worldwide Real Estate Portfolio

TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                        PAGE
                                        ----
GLOSSARY..............................    1
TABLE OF EXPENSES.....................    3
CONTRACT SUMMARY......................    9
  The Contract........................    9
  Charges and Deductions..............   11
  Annuity Provisions..................   12
  Federal Tax Status..................   12
  Variable Account Financial
     Highlights.......................   12
PLACA, THE VARIABLE ACCOUNT AND THE
  PORTFOLIOS..........................   13
  Providentmutual Life and Annuity
     Company of America (PLACA).......   13
  Providentmutual Variable Annuity
     Separate Account (Variable
     Account).........................   13
  The Funds...........................   14
  Resolving Material Conflicts........   22
  Addition, Deletion, or Substitution
     of Investments...................   22
DESCRIPTION OF ANNUITY CONTRACT.......   23
  Purchasing a Contract...............   23
  Cancellation (Free-Look) Period.....   23
  Premiums............................   24
  Allocation of Net Premiums..........   24
  Credit Amounts......................   24
  Variable Account Value..............   26
  Transfer Privilege..................   27
  Dollar Cost Averaging...............   29
  Earnings Sweep Program..............   29
  Withdrawals and Surrender...........   30
  Death Benefit Before or After
     Annuity Date.....................   32
  Alternate Death Benefit Riders......   33
  The Annuity Date....................   34
  Telephone, Fax, or E-mail
     Requests.........................   34
  Delays in Payments..................   35
  Modification........................   35
  Reports to Contract Owners..........   35
  Contract Inquiries..................   35
THE GUARANTEED ACCOUNT................   36
  Minimum Guaranteed and Current
     Interest Rates...................   36



                                        PAGE
                                        ----
  Transfers from Guaranteed Account...   36
  Payment Deferral....................   36
CHARGES AND DEDUCTIONS................   37
  Surrender Charge (Contingent
     Deferred Sales Charge)...........   37
  Death Benefit Charge................   38
  Administrative Charges..............   38
  Daily Annuity Charge................   38
  Investment Advisory Fees and Other
     Expenses of the Portfolios.......   38
  Premium Taxes.......................   39
  Other Taxes.........................   39
  Charges for Optional Death Benefit
     Riders...........................   39
  Charge Discounts for Sales to
     Certain Contracts................   39
PAYMENT OPTIONS.......................   40
  Election of Payment Options.........   40
  Description of Payment Options......   40
YIELDS AND TOTAL RETURNS..............   41
FEDERAL TAX STATUS....................   42
  Introduction........................   42
  Tax Status of the Contracts.........   43
  Taxation of Annuities -- In
     General..........................   43
  Taxation of Non-Qualified
     Contracts........................   43
  Taxation of Qualified Contracts.....   44
  Foreign Tax Credits.................   46
  Withholding.........................   46
  Possible Changes in Taxation........   46
  Other Tax Consequences..............   46
DISTRIBUTION OF CONTRACTS.............   47
LEGAL PROCEEDINGS.....................   48
VOTING PORTFOLIO SHARES...............   48
FINANCIAL STATEMENTS..................   48
STATEMENT OF ADDITIONAL INFORMATION
  TABLE OF CONTENTS...................   49
APPENDIX A -- FINANCIAL HIGHLIGHTS....  A-1


                      [This page intentionally left blank]

GLOSSARY
--------------------------------------------------------------------------------

ACCUMULATION UNIT
A unit of measure used to calculate Subaccount Value.

ANNUITANT
The person whose life determines the annuity payments payable under the Contract.

ANNUITY CHARGE
The fee we charge for assuming mortality and risk expenses and administrative expenses.

ANNUITY DATE
The date as of which Surrender Value is applied to a Payment Option. The last possible Annuity Date is the Maturity Date.

APPLICATION
The application you must complete to purchase a Contract plus all forms required by us or applicable law.

BENEFICIARY
The person to whom we pay the death benefit upon the death of the Owner or the Annuitant. If the Contract has joint Owners, then the surviving joint Owner is the Beneficiary.

CANCELLATION (FREE-LOOK) PERIOD
The period described in this prospectus during which the Owner may return this Contract for a refund.

CODE
The Internal Revenue Code of 1986, as amended.

CONTRACT
The individual flexible premium deferred variable annuity contract issued by us and offered in this prospectus.

CONTRACT ACCOUNT VALUE
The sum of the Variable Account Value and the Guaranteed Account Value.

CONTRACT ANNIVERSARY
The same date in each Contract Year as the Contract Date.

CONTRACT DATE
The date as of which we issue the Contract and upon which the Contract becomes effective. The Contract Date is used to determine Contract Years and Contract Anniversaries.

CONTRACT YEAR
A twelve-month period beginning on the Contract Date or on a Contract
Anniversary.

CREDIT AMOUNT
An additional amount that we add to your Contract Account Value when we apply Net Premiums under a Contract.

FREE WITHDRAWAL AMOUNT
During the first Contract Year, an amount equal to 10% of the premium payments in the first Contract Year. For all other Contract Years, an amount equal to 10% of the Contract Account Value at the start of that Contract Year.

FUND
Any mutual fund in which a Subaccount invests.

GENERAL ACCOUNT
The assets that belong to us other than those allocated to the Variable Account or any of our other separate accounts.

GUARANTEED ACCOUNT
An account that is part of our General Account and is not part of, or dependent upon, the investment performance of the Variable Account.

GUARANTEED ACCOUNT OPTION
An allocation option under the Contract supported by the General Account.

GUARANTEED ACCOUNT VALUE
The Net Premiums and associated Credit Amounts allocated, and other amounts transferred, to the Guaranteed Account, plus interest credited to the Guaranteed Account, minus amounts deducted, transferred, or withdrawn from the Guaranteed Account. The Guaranteed Account Value is calculated separately for each Guaranteed Account Option.

MATURITY DATE
The last date as of which the Contract Account Value may be applied to a Payment Option. The latest possible Maturity Date, in most states, is the later of the Contract Anniversary on or following the Annuitant's age 90, or 10 years after the Contract Date (unless we consent to a later Maturity Date). Notwithstanding the Maturity Date, Qualified Contracts may require that distributions begin at an earlier date.

MONEY MARKET SUBACCOUNT
The Subaccount that holds shares of Money Market Portfolio of Market Street
Fund.

NET ASSET VALUE PER SHARE
The value per share of any Portfolio on any Valuation Day. The method of computing the Net

Asset Value Per Share is described in the prospectus for a Portfolio.

NET PREMIUM
The premium you pay less any premium tax deducted from the premium.

NON-QUALIFIED CONTRACT
A Contract that is not a Qualified Contract.

NOTICE
A request or notice in writing or otherwise in a form satisfactory to us that is signed by you and received at our Service Center. You may obtain the necessary form by calling us at (800) 688-5177.

OWNER (YOU, YOUR)
The person who owns the Contract. The Owner is entitled to exercise all rights and privileges provided in the Contract. Provisions relating to action by the Owner mean, in the case of joint Owners, both Owners acting jointly. Joint Owners must be spouses.

PAYEE
The person entitled to receive annuity payments under the Contract. The Annuitant is the Payee unless the Owner designates a different person as Payee.

PAYMENT OPTION
One of the annuity payment options available under the Contract.

PORTFOLIO
An investment portfolio of a Fund.

PLACA (WE, OUR, US)
Providentmutual Life and Annuity Company of America.

QUALIFIED CONTRACT
A Contract issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

RENEWAL CREDIT
An additional amount that we may add to your Contract Account Value as of the 9th, 18th, 27th and 36th Contract Anniversaries and every 9th Contract Anniversary thereafter until ten years prior to the Maturity Date.

RIDER
An amendment, addition, or endorsement to the Contract that changes the terms of the Contract by: (1) expanding Contract benefits; (2) restricting Contract benefits; or (3) excluding certain conditions from the Contract's coverage. A Rider that is added to the Contract becomes part of the Contract.

SEC
The U.S. Securities and Exchange Commission.

SERVICE CENTER
Our technology and service office at 300 Continental Drive, Newark, Delaware 19713.

SUBACCOUNT
A subdivision of the Variable Account.

SUBACCOUNT VALUE
Before the Annuity Date, the amount equal to that part of any Net Premium and associated Credit Amounts allocated to a Subaccount plus any amounts transferred to that Subaccount as adjusted by any interest income, dividends, net capital gains or losses, realized or unrealized, and decreased by withdrawals (including any applicable Surrender Charges and premium tax charges), other charges and any amounts transferred out of that Subaccount.

SURRENDER CHARGE
A charge we deduct if a withdrawal or surrender occurs during the first nine Contract Years after a premium payment is received. The Surrender Charge is separately calculated and applied to each premium payment at the time a portion of that premium payment is surrendered, withdrawn, or applied to a Payment Option on the Annuity Date. This charge is sometimes called a "contingent deferred sales charge."

SURRENDER VALUE
The Contract Account Value less: (1) any applicable Surrender Charge, (2) premium tax charges not previously deducted, (3) the amount of any applicable Renewal Credit subject to recapture, and (4) the annual contract maintenance fee.

TRANSFER PROCESSING FEE
The fee we charge for additional Subaccount amounts transferred after the twelfth transfer of Subaccount amounts within one Contract Year.

VALUATION DAY
For each Subaccount, each day that the New York Stock Exchange is open for business and on days when trading of shares within a Subaccount is sufficient to affect materially the value of the Subaccount.

VALUATION PERIOD
The period beginning at the close of business on one Valuation Day (usually 4:00 p.m. Eastern time) and continuing to the close of business on the next Valuation Day.

VARIABLE ACCOUNT
Providentmutual Variable Annuity Separate Account.

VARIABLE ACCOUNT VALUE
The sum of all Subaccount Values.

                               TABLE OF EXPENSES

     The following information regarding expenses assumes that the entire Contract Account Value is in the Variable Account.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Premiums.........    None
Maximum Contingent Deferred Sales
  Charge ( as a percentage of each
  premium payment surrendered,
  withdrawn or annuitized).............    8%
Death Benefit Charge (as a percentage
  of each premium payment)(1)..........    8%
                                           (up to the amount of Credit Amounts received during the
                                           prior 12 months)
Optional Death Benefit Rider Charges
  (as a percentage of Contract Account
  Value)
  Step-Up Rider........................    0.25%
  Rising Floor Rider...................    0.40%
Transfer Processing Fee................    No fee for first twelve transfers in Contract Year. $25
                                           fee for each transfer thereafter during Contract Year.
Annual Administrative Fee(2)...........    $40 per Contract Year
Variable Account Annual Expenses
  (as a percentage of Variable Account
  Value)...............................
Annual Annuity Charge..................    1.40%
  (includes mortality and expense risk
  fees and administrative fees and
  expenses)


ANNUAL PORTFOLIO OPERATING EXPENSES FOR THE PERIOD ENDING DECEMBER 31, 2001 (AS A PERCENTAGE OF AVERAGE PORTFOLIO ASSETS):



                                                                               GROSS         NET
                                                                               TOTAL        TOTAL
                                              MANAGEMENT   12B-1    OTHER      ANNUAL      ANNUAL
PORTFOLIO                                        FEES      FEES    EXPENSES   EXPENSES   EXPENSES(4)
---------                                     ----------   -----   --------   --------   -----------
MARKET STREET FUND(3)
  All Pro Broad Equity Portfolio............     0.75%      N/A      0.25%      1.00%       0.91%
  All Pro Large Cap Growth Portfolio........     0.70%      N/A      0.34%      1.04%       0.90%
  All Pro Large Cap Value Portfolio.........     0.70%      N/A      0.34%      1.04%       0.90%
  All Pro Small Cap Growth Portfolio........     0.90%      N/A      0.34%      1.24%       1.10%
  All Pro Small Cap Value Portfolio.........     0.90%      N/A      0.35%      1.25%       1.10%
  Equity 500 Index Portfolio................     0.24%      N/A      0.29%      0.53%       0.28%
  International Portfolio...................     0.75%      N/A      0.33%      1.08%       1.08%
  Mid Cap Growth Portfolio..................     0.75%      N/A      0.26%      1.01%       0.95%
  Balanced Portfolio........................     0.55%      N/A      0.27%      0.82%       0.82%
  Bond Portfolio............................     0.40%      N/A      0.29%      0.69%       0.68%
  Money Market Portfolio....................     0.25%      N/A      0.28%      0.53%       0.50%

                                                                               GROSS         NET
                                                                               TOTAL        TOTAL
                                              MANAGEMENT   12B-1    OTHER      ANNUAL      ANNUAL
PORTFOLIO                                        FEES      FEES    EXPENSES   EXPENSES   EXPENSES(4)
---------                                     ----------   -----   --------   --------   -----------
FIDELITY VARIABLE INSURANCE PRODUCTS
  (SERVICE CLASS 2)(5)
  Contrafund(R) Portfolio...................     0.58%     0.25%     0.11%      0.94%       0.90%
  Growth Portfolio..........................     0.58%     0.25%     0.10%      0.93%       0.90%
  Growth Opportunities Portfolio............     0.58%     0.25%     0.12%      0.95%       0.93%
  Overseas Portfolio........................     0.73%     0.25%     0.20%      1.18%       1.12%
MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)
  Emerging Growth Portfolio.................     0.75%     0.25%     0.12%      1.12%       1.12%
  Investors Trust Portfolio.................     0.75%     0.25%     0.15%      1.15%       1.15%
  New Discovery Portfolio...................     0.90%     0.25%     0.19%      1.34%       1.31%
  Research Portfolio........................     0.75%     0.25%     0.15%      1.15%       1.15%
OCC ACCUMULATION TRUST
  Equity Portfolio..........................     0.80%      N/A      0.13%      0.93%       0.93%
  Managed Portfolio.........................     0.78%      N/A      0.10%      0.88%       0.88%
PIMCO VARIABLE INSURANCE TRUST
  (ADMINISTRATIVE CLASS)
  High Yield Portfolio......................     0.25%      N/A      0.51%      0.76%       0.75%
  Total Return Portfolio....................     0.25%      N/A      0.41%      0.66%       0.65%
STRONG VARIABLE INSURANCE FUNDS, INC.
  Mid Cap Growth Fund II Portfolio..........     0.75%      N/A      0.65%      1.40%       1.20%
STRONG OPPORTUNITY FUND II, INC.
  Opportunity Fund II Portfolio.............     0.75%      N/A      0.65%      1.40%       1.10%
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Bond Portfolio..................     1.00%      N/A      0.24%      1.24%       1.19%
  Worldwide Emerging Markets Portfolio......     1.00%      N/A      0.30%      1.30%       1.28%
  Worldwide Hard Assets Portfolio...........     1.00%      N/A      0.18%      1.18%       1.15%
  Worldwide Real Estate Portfolio...........     1.00%      N/A      0.62%      1.62%       1.50%



     Premium taxes may be applicable, depending on various state laws.



     The above Table of Expenses is intended to assist you in understanding the costs and expenses that you will bear, directly or indirectly. Except as stated in the footnotes below, the table reflects expenses of the Variable Account and the Funds for the 2001 calendar year. For a more complete description of costs and expenses, see "Charges and Deductions" and the prospectuses of each Portfolio.

---------------
(1) The Death Benefit Charge is only deducted if a death benefit is paid. This charge is limited to the amount of Credit Amounts during the 12 months prior to the Owner's death.

(2) The Annual Administrative Fee is waived where Contract Account Value is $50,000 or more.


(3) The Net Total Annual Expenses for certain of the Market Street Fund Portfolios have been restated to reflect a change in a fee waiver arrangement effective as of January 29, 2001. Other Expenses for the Market Street Fund Portfolios include an administrative expense of 0.10%. This administrative expense is payable to Provident Mutual Life Insurance Company ("PMLIC") for administration services that PMLIC provides to Market Street Fund. These services include internal legal and financial administrative services provided to Market Street Fund by PMLIC personnel.



(4) For certain Portfolios, certain expenses were reimbursed or fees waived during 2001. It is anticipated that expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. However, for certain Portfolios, no expenses were actually reimbursed or fees waived during 2001 because the level of actual expenses and fees never exceeded the thresholds at which the reimbursement and waiver arrangements would have become operative.



(5)The Contrafund(R) Portfolio, Growth Portfolio, Growth Opportunities Portfolio, and Overseas Portfolio are referred to in the financial statements for the Variable Account as portfolios of Variable Insurance Products Fund III.


The fee and expense information regarding the Funds was provided by the Funds and has not been independently verified by PLACA. The Market Street Fund is affiliated with PLACA. None of the other Funds is affiliated with PLACA.

EXAMPLES

     You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, assuming that no optional death benefit rider was selected, and assuming the addition of a 3% Credit Amount added to the $1,000 investment for the purpose of determining asset-based expenses. These examples do not show the offsetting effect of the Credit Amount on illustrated expenses. The Credit Amount has the effect of offsetting some of the expenses reflected in the illustrations.

1. If you surrender or annuitize your Contract at the end of the applicable time period:


SUBACCOUNT                                            1 YEAR     3 YEARS    5 YEARS    10 YEARS
----------                                            -------    -------    -------    --------
MARKET STREET FUND
  All Pro Broad Equity Portfolio....................  $101.36    $156.41    $210.71    $279.25
  All Pro Large Cap Growth Portfolio................   101.26     156.10     210.20     278.22
  All Pro Large Cap Value Portfolio.................   101.26     156.10     210.20     278.22
  All Pro Small Cap Growth Portfolio................   103.16     162.12     220.48     298.65
  All Pro Small Cap Value Portfolio.................   103.16     162.12     220.48     298.65
  Equity 500 Index Portfolio........................    95.39     136.79     177.77     212.32
  International Portfolio...........................   102.97     161.55     219.46     296.63
  Mid Cap Growth Portfolio..........................   101.74     157.65     212.78     283.37
  Balanced Portfolio................................   100.50     153.63     206.06     269.94
  Bond Portfolio....................................    99.18     149.28     198.78     255.29
  Money Market Portfolio............................    97.47     143.67     189.37     236.16
FIDELITY VARIABLE INSURANCE PRODUCTS
  (SERVICE CLASS 2)
  Contrafund(R) Portfolio...........................   101.26     156.10     210.20     278.22
  Growth Portfolio..................................   101.26     156.10     210.20     278.22
  Growth Opportunities Portfolio....................   101.55     157.03     211.74     281.31
  Overseas Portfolio................................   103.35     162.69     221.51     300.67
MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)
  Emerging Growth Portfolio.........................   103.35     162.69     221.51     300.67
  Investors Trust Portfolio.........................   103.63     163.54     223.04     303.70
  New Discovery Portfolio...........................   105.15     168.07     231.19     319.68
  Research Portfolio................................   103.63     163.54     223.04     303.70
OCC ACCUMULATION TRUST
  Equity Portfolio..................................   101.55     157.03     211.74     281.31
  Managed Portfolio.................................   101.07     155.49     209.16     276.16
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE
  CLASS)
  High Yield Portfolio..............................    99.84     151.45     202.43     262.64
  Total Return Portfolio............................    98.89     148.35     197.22     252.12

SUBACCOUNT                                            1 YEAR     3 YEARS    5 YEARS    10 YEARS
----------                                            -------    -------    -------    --------
STRONG VARIABLE INSURANCE FUNDS, INC.
  Mid Cap Growth Fund II Portfolio..................   104.11     164.96     225.60     308.72
STRONG OPPORTUNITY FUND II, INC.
  Opportunity Fund II Portfolio.....................   103.16     162.12     220.48     298.65
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Bond Portfolio..........................   104.01     164.67     225.08     307.72
  Worldwide Emerging Markets Portfolio..............   104.86     167.22     229.67     316.71
  Worldwide Hard Assets Portfolio...................   103.63     163.54     223.04     303.70
  Worldwide Real Estate Portfolio...................   106.95     173.44     240.80     338.35



     2. If you do not surrender or annuitize your Contract at the end of the applicable time period:



SUBACCOUNT                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------                                              ------    -------    -------    --------
MARKET STREET FUND
  All Pro Broad Equity Portfolio......................  $24.82    $76.41     $130.71    $279.25
  All Pro Large Cap Growth Portfolio..................   24.72     76.10      130.20     278.22
  All Pro Large Cap Value Portfolio...................   24.72     76.10      130.20     278.22
  All Pro Small Cap Growth Portfolio..................   26.78     82.28      140.48     298.65
  All Pro Small Cap Value Portfolio...................   26.78     82.28      140.48     298.65
  Equity 500 Index Portfolio..........................   18.33     56.79       97.77     212.32
  International Portfolio.............................   26.57     81.67      139.46     296.63
  Mid Cap Growth Portfolio............................   25.23     77.65      132.78     283.37
  Balanced Portfolio..................................   23.90     73.63      126.06     269.94
  Bond Portfolio......................................   22.45     69.28      118.78     255.29
  Money Market Portfolio..............................   20.60     63.67      109.37     236.16
FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)
  Contrafund(R) Portfolio.............................   24.72     76.10      130.20     278.22
  Growth Portfolio....................................   24.72     76.10      130.20     278.22
  Growth Opportunities Portfolio......................   25.03     77.03      131.74     281.31
  Overseas Portfolio..................................   26.99     82.90      141.51     300.67
MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)
  Emerging Growth Portfolio...........................   26.99     82.90      141.51     300.67
  Investors Trust Portfolio...........................   27.29     83.82      143.04     303.70
  New Discovery Portfolio.............................   28.94     88.74      151.19     319.68
  Research Portfolio..................................   27.29     83.82      143.04     303.70
OCC ACCUMULATION TRUST
  Equity Portfolio....................................   25.03     77.03      131.74     281.31
  Managed Portfolio...................................   24.51     75.49      129.16     276.16
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)
  High Yield Portfolio................................   23.18     71.45      122.43     262.64
  Total Return Portfolio..............................   22.14     68.35      117.22     252.12
STRONG VARIABLE INSURANCE FUNDS, INC.
  Mid Cap Growth Fund II Portfolio....................   27.81     85.36      145.60     308.72
STRONG OPPORTUNITY FUND II, INC.
  Opportunity Fund II Portfolio.......................   26.78     82.28      140.48     298.65
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Bond Portfolio............................   27.71     85.06      145.08     307.72
  Worldwide Emerging Markets Portfolio................   28.63     87.82      149.67     316.71
  Worldwide Hard Assets Portfolio.....................   27.29     83.82      143.04     303.70
  Worldwide Real Estate Portfolio.....................   30.90     94.57      160.80     338.35

     You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, assuming that the rising floor optional death benefit rider was selected, and assuming the addition of a 3% Credit Amount added to the $1,000 investment for the purpose of determining asset-based expenses.


     3. If you surrender or annuitize your Contract at the end of the applicable time period:



SUBACCOUNT                                            1 YEAR     3 YEARS    5 YEARS    10 YEARS
----------                                            -------    -------    -------    --------
MARKET STREET FUND
  All Pro Broad Equity Portfolio....................  $105.15    $168.07    $231.19    $319.68
  All Pro Large Cap Growth Portfolio................   105.05     167.79     230.69     318.69
  All Pro Large Cap Value Portfolio.................   105.05     167.79     230.69     318.69
  All Pro Small Cap Growth Portfolio................   106.95     173.44     240.80     338.35
  All Pro Small Cap Value Portfolio.................   106.95     173.44     240.80     338.35
  Equity 500 Index Portfolio........................    99.18     149.28     198.78     255.29
  International Portfolio...........................   106.76     172.87     239.80     336.40
  Mid Cap Growth Portfolio..........................   105.53     169.20     233.22     323.64
  Balanced Portfolio................................   104.29     165.52     226.61     310.72
  Bond Portfolio....................................   102.97     161.55     219.46     296.63
  Money Market Portfolio............................   101.26     156.10     210.20     278.22
FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS
  2)
  Contrafund(R) Portfolio...........................   105.05     167.79     230.69     318.69
  Growth Portfolio..................................   105.05     167.79     230.69     318.69
  Growth Opportunities Portfolio....................   105.34     168.64     232.21     321.67
  Overseas Portfolio................................   107.14     174.00     241.81     340.29
MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)
  Emerging Growth Portfolio.........................   107.14     174.00     241.81     340.29
  Investors Trust Portfolio.........................   107.42     174.85     243.32     343.20
  New Discovery Portfolio...........................   108.94     179.34     251.34     358.57
  Research Portfolio................................   107.42     174.85     243.32     343.20
OCC ACCUMULATION TRUST
  Equity Portfolio..................................   105.34     168.64     232.21     321.67
  Managed Portfolio.................................   104.86     167.22     229.67     316.71
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE
  CLASS)
  High Yield Portfolio..............................   103.63     163.54     223.04     303.70
  Total Return Portfolio............................   102.68     160.70     217.92     293.58
STRONG VARIABLE INSURANCE FUNDS, INC.
  Mid Cap Growth Fund II Portfolio..................   107.90     176.25     245.83     348.03
STRONG OPPORTUNITY FUND II, INC.
  Opportunity Fund II Portfolio.....................   106.95     173.44     240.80     338.35
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Bond Portfolio..........................   107.80     175.97     245.33     347.07
  Worldwide Emerging Markets Portfolio..............   108.65     178.50     249.84     355.71
  Worldwide Hard Assets Portfolio...................   107.42     174.85     243.32     343.20
  Worldwide Real Estate Portfolio...................   110.74     184.66     260.79     376.52

     4. If you do not surrender or annuitize your Contract at the end of the applicable time period:



SUBACCOUNT                                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------                                             ------    -------    -------    --------
MARKET STREET FUND
  All Pro Broad Equity Portfolio.....................  $28.94    $ 88.74    $151.19    $319.68
  All Pro Large Cap Growth Portfolio.................   28.84      88.44     150.69     318.69
  All Pro Large Cap Value Portfolio..................   28.84      88.44     150.69     318.69
  All Pro Small Cap Growth Portfolio.................   30.90      94.57     160.80     338.35
  All Pro Small Cap Value Portfolio..................   30.90      94.57     160.80     338.35
  Equity 500 Index Portfolio.........................   22.45      69.28     118.78     255.29
  International Portfolio............................   30.69      93.95     159.80     336.40
  Mid Cap Growth Portfolio...........................   29.36      89.97     153.22     323.64
  Balanced Portfolio.................................   28.02      85.98     146.61     310.72
  Bond Portfolio.....................................   26.57      81.67     139.46     296.63
  Money Market Portfolio.............................   24.72      76.10     130.20     278.22
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  (SERVICE CLASS 2)
  Contrafund(R) Portfolio............................   28.84      88.44     150.69     318.69
  Growth Portfolio...................................   28.84      88.44     150.69     318.69
  Growth Opportunities Portfolio.....................   29.15      89.36     152.21     321.67
  Overseas Portfolio.................................   31.11      95.18     161.81     340.29
MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)
  Emerging Growth Portfolio..........................  $31.11    $ 95.18    $161.81    $340.29
  Investors Trust Portfolio..........................   31.42      96.09     163.32     343.20
  New Discovery Portfolio............................   33.06     100.98     171.34     358.57
  Research Portfolio.................................   31.42      96.09     163.32     343.20
OCC ACCUMULATION TRUST
  Equity Portfolio...................................   29.15      89.36     152.21     321.67
  Managed Portfolio..................................   28.63      87.82     149.67     316.71
PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)
  High Yield Portfolio...............................   27.29      83.82     143.04     303.70
  Total Return Portfolio.............................   26.26      80.74     137.92     293.58
STRONG VARIABLE INSURANCE FUNDS, INC.
  Mid Cap Growth Fund II Portfolio...................   31.93      97.62     165.83     348.03
STRONG OPPORTUNITY FUND II, INC.
  Opportunity Fund II Portfolio......................   30.90      94.57     160.80     338.35
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Bond Portfolio...........................   31.83      97.32     165.33     347.07
  Worldwide Emerging Markets Portfolio...............   32.75     100.06     169.84     355.71
  Worldwide Hard Assets Portfolio....................   31.42      96.09     163.32     343.20
  Worldwide Real Estate Portfolio....................   35.02     106.75     180.79     376.52


     The Examples provided above assume no transfer charges or premium taxes have been assessed. The Examples also assume Net Total Annual Fund Expenses and that the Annual Administrative Fee is $40 and that the estimated average Contract Account Value per Contract is $40,000, which translates the Annual Administrative Fee into an assumed 0.10% charge for purposes of the Examples based on a $1,000 investment.

     THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

CONTRACT SUMMARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     THIS SECTION IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING A CONTRACT. WE DISCUSS EACH OF THESE TOPICS IN GREATER DETAIL LATER IN THIS PROSPECTUS.

                                  THE CONTRACT

- PURCHASING A CONTRACT. The Contract is an individual flexible premium deferred variable annuity. The Contract allows you to invest on a tax-deferred basis for your retirement or other long-term purposes. We may sell Contracts in connection with retirement plans which qualify for special tax treatment (Qualified Contracts), as well as Contracts which do not qualify for special tax treatment (Non-Qualified Contracts).

To purchase a Contract, you must submit an Application and pay the minimum initial premium. We do not begin to make annuity payments until the Annuity Date.

- CANCELLATION (FREE-LOOK) PERIOD. You have the right to return the Contract within 10 days (or any longer period required by the laws of your state) after you receive it. If you return the Contract within the Cancellation Period, we will return a refund amount to you. In most states, the amount we return is:

     -- the Contract Account Value as of the date that we receive the returned
        Contract

        minus

     -- any Credit Amounts applied to the Contract

        plus

     -- any charges that we may have deducted from premium payments or Contract
        Account Value.

In states where required, we will return the premiums that you paid.

- PREMIUMS. We require a minimum initial premium of $10,000. You may pay subsequent premiums at any time. For Non-Qualified Contracts, the minimum subsequent premium is $100. For Qualified Contracts, the minimum subsequent premium is $50. You may also select a planned periodic premium schedule, which specifies each planned premium amount and payment frequency.

- CREDIT AMOUNTS. We credit your Contract Account Value with an additional amount in most circumstances when a Net Premium is applied to the Contract. The Credit Amount is a percentage of the premium that you pay (ranging from 1.5% to 5.0%) and is determined by the total amount of premiums received under a Contract less the total amount of all withdrawals (including surrender charges). The amount of the Credit Amount is calculated by multiplying this percentage by the excess of (a) over (b) where:

          (a) is the total of the premiums paid under the Contract (including the current premium payment) less the total withdrawals (including any Surrender Charges); and

          (b) is the amount computed for (a) at the time that the most recent previous Credit Amount calculation was made that resulted in a Credit Amount being applied.

     On each of the first three Contract Anniversaries, we determine a Calculated Credit Amount (as described below). To the extent that the Calculated Credit Amount exceeds the amount of the actual Credit Amounts, we increase the Contract Account Value by the amount of such excess.

     We also offer a rider during the 9th Contract Year through which you may elect a Renewal Credit, which is an additional amount to be added to your Contract Account Value as of the 9th, 18th, 27th and 36th Contract Anniversaries and every 9th Contract Anniversary thereafter until ten years prior to the Maturity Date.

     The Credit Amount, the Calculated Credit Amount and the Renewal Credit are explained in more detail later in this prospectus.

- ALLOCATION OF NET PREMIUMS. We will allocate Net Premiums and associated Credit Amounts under a Contract as designated by you to one or more of the Subaccounts or to the Guaranteed Account, or to both. In states where you are guaranteed the return of your premium if you cancel during the Cancellation Period, all Net Premiums and associated Credit Amounts allocated to the Variable Account will be initially allocated to the Money Market Subaccount for a 15-day period. At the end of that period, we will allocate the amount in the Money Market Subaccount to your designated Subaccounts.

We invest the assets of each Subaccount solely in a corresponding Portfolio. Your Contract Account Value (except for the Guaranteed Account Value) will vary according to the investment performance of the Portfolios in which your chosen Subaccounts invest. We credit interest to amounts in the Guaranteed Account at a guaranteed minimum rate of 3% per year or, if we choose, at a higher current interest rate.

- TRANSFERS. Before the Annuity Date, you may request a transfer of all or part of the amount in a Subaccount or the Guaranteed Account to another Subaccount or the Guaranteed Account, subject to certain restrictions. Each transfer must be at least $500 or the entire amount in the Subaccount or Guaranteed Account, if less. After twelve transfers during a Contract Year, we deduct a Transfer Processing Fee of $25 for each additional transfer during that Contract Year. We allow only one transfer out of the Guaranteed Account each Contract Year. You must make this transfer within 30 days of the Contract Anniversary. We limit the amount that you can transfer from the Guaranteed Account to 25% or less of the Guaranteed Account Value on the date of the transfer, unless the balance after transfer is less than $500, in which case the entire amount will be transferred.

- WITHDRAWALS. At any time before the Annuity Date, you may withdraw part of the Surrender Value, subject to certain limitations.

- SURRENDER. Upon Notice received at our Service Center before the Annuity Date, you may surrender the Contract in full and receive its Surrender Value. This Notice must include the proper form, which you may obtain by contacting our Service Center.

- DEATH BENEFIT. If an Owner dies before the Annuity Date, we will pay the Beneficiary a death benefit. During the first nine Contract Years, the death benefit equals the greater of:

     -- Contract Account Value less the Death Benefit Charge, or

     -- aggregate premiums paid reduced by the amount of all withdrawals
        (including Surrender Charges) prior to the date of death.

In Contract Years ten and later, the death benefit equals the greatest of:

     -- Contract Account Value less the Death Benefit Charge,

     -- aggregate premiums paid as of the ninth Contract Anniversary reduced by the amount of all withdrawals prior to the ninth Contract Anniversary plus aggregate premiums paid since that Anniversary reduced, for each withdrawal since that Anniversary, by the Withdrawal Adjustment Amount (as described below), or

     -- Contract Account Value on the ninth Contract Anniversary plus aggregate premiums paid since that Anniversary reduced, for each withdrawal since that Anniversary, by the Withdrawal Adjustment Amount.

The Withdrawal Adjustment Amount is determined by multiplying the death benefit prior to the withdrawal by the ratio of the amount of the withdrawal (including any Surrender Charge) to the Contract Account Value immediately prior to the withdrawal.

Notwithstanding the foregoing, if the Owner is 90 years old or older at the date of death, the death benefit is the Contract Account Value less the Death Benefit Charge.

If an Owner dies before the Annuity Date, we must generally distribute the death benefit to the Beneficiary within five years after the date of death.

If an Owner dies on or after the Annuity Date, any remaining payments must be distributed at least as rapidly as under the Payment Option in effect on the date of death.

- STEP-UP RIDER. You may also elect a Step-up Rider, which provides a guaranteed minimum death benefit. This guaranteed minimum death benefit initially equals the Contract Account Value as of the first Contract Anniversary. We will reset or "step-up" the guaranteed minimum death benefit to the Contract Account Value, if greater, on the next Contract Anniversary. This "step-up" continues until the Contract Anniversary on or before the Owner's 85th birthday. We will also increase the proceeds upon death by an amount equal to aggregate premiums paid since the last Contract Anniversary. In the event of a withdrawal at any time, we reduce the guaranteed minimum death benefit by the same percentage that the withdrawal reduces the Contract Account Value. At no time will the death benefit proceeds be less than the Contract Account Value on the date we receive due proof of the Owner's death.

- RISING FLOOR RIDER. You may also elect a Rising Floor Rider, which provides a guaranteed minimum death benefit. This guaranteed minimum death benefit equals the sum of premiums paid less reductions for withdrawals, with interest accumulating at an annual rate of 5% until the Contract Anniversary prior to the Owner's 75th birthday. Thereafter, we add premiums to and deduct withdrawals from the guaranteed death benefit. We reduce the guaranteed minimum death benefit for a withdrawal by the same percentage that the withdrawal reduces Contract Account Value. The guaranteed minimum death benefit proceeds will be an amount equal to the Contract Account Value (less any Death Benefit Charge, as described below). The guaranteed maximum death benefit proceeds will be an amount equal to 200% of premium payments less 200% of withdrawals (including any Surrender Charge).

                             CHARGES AND DEDUCTIONS

$ SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE). We do not deduct any charge for sales expenses from premiums. However, if you surrender or annuitize your Contract or make certain withdrawals within nine years of making a premium payment, we will deduct a Surrender Charge from the premium payment when it is surrendered, withdrawn or applied to a Payment Option. The Surrender Charge is a percentage of each such premium payment ranging from 8% to 2% (8% to 1.5% in Alabama) during the first nine years after the payment is made. The Surrender Charge applicable to each premium payment diminishes as the payment ages. A premium payment ages by Contract Year, such that it is in "year" 1 during the Contract Year in which it is received and in "year" 2 throughout the subsequent Contract Year and in "year" 3 throughout the Contract Year after that, etc.

Notwithstanding the foregoing, no Surrender Charge is applied to Contract Account Value withdrawn or surrendered during any Contract Year up to an amount equal to the Free Withdrawal Amount. For the first Contract Year, the Free Withdrawal Amount is 10% of the premium payments in the first Contract Year. For all other Contract Years, the Free Withdrawal Amount is 10% of the Contract Account Value at the start of that Year. Also, no Surrender Charge applies if you annuitize your Contract as of the Maturity Date.

$ DEATH BENEFIT CHARGE. A Death Benefit Charge is deducted when computing the death benefit upon the death of any Owner prior to the Annuity Date. The Death Benefit Charge is equal to the dollar amount of Credit Amounts granted under the Contract during the twelve months preceding the Owner's death.

$ ANNUAL ADMINISTRATIVE FEE. On each Contract Anniversary prior to and including the Annuity Date, we deduct an Annual Administrative Fee of $40 from the Contract Account Value. We also deduct this charge on the Annuity Date if it is not a Contract Anniversary and upon surrender if the surrender occurs at any time other than on a Contract Anniversary. We currently do not charge this fee when the Contract Account Value is $50,000 or more as of the date that the fee would have been charged.

$ TRANSFER PROCESSING FEE. The first twelve transfers of amounts in the Subaccounts each Contract Year are free. We assess a $25 transfer charge for each additional transfer during a Contract Year. We do not assess a transfer charge for systematic transfers, including Dollar Cost Averaging, Earnings Sweep Program, or Automatic Asset Rebalancing.

$ DAILY ANNUITY CHARGE. We deduct a daily Annuity Charge to compensate us for assuming certain mortality and expense risks and to cover some of the expense of administering the Contracts. On or prior to the Annuity Date, we deduct the charge from the assets of the Variable Account at an annual rate of 1.40%.

$ INVESTMENT ADVISORY FEES AND OTHER EXPENSES OF THE PORTFOLIOS. The investment experience of each Subaccount reflects the investment experience of the shares of the Portfolio which it holds. The investment experience of each Portfolio, in turn, reflects its investment advisory fees and other expenses. Please read the prospectus for each Portfolio for details.

$ CHARGES FOR OPTIONAL DEATH BENEFIT RIDERS. If you elect a Step-up Rider or Rising Floor Rider, we deduct a charge from Contract Account Value on the Contract Date and on the same day of each month thereafter. The charge is a percent of Contract Account Value and is deducted proportionately from Subaccount Values and Guaranteed Account Value under the Contract. The monthly charge is equal to 1/12 of the following annual rates: Step-up Rider, 0.25%; Rising Floor Rider, 0.40%.

$ PREMIUM TAXES. If state or other premium taxes apply to a Contract, we deduct such taxes either:

     -- from premiums as they are received, or

     -- from the Contract Account Value, upon a withdrawal from or surrender of the Contract, or upon application of the Surrender Value to a Payment Option, or upon payment of a death benefit.

                               ANNUITY PROVISIONS

- ANNUITY DATE. We will apply the Surrender Value to a Payment Option on the Annuity Date. You may instead elect to receive the Surrender Value on the Annuity Date.

- PAYMENT OPTIONS. The Contract offers three Payment Options. The amount of the payments under them does not vary with the Variable Account's performance. They are:

     -- Life Annuity,

     -- Life Annuity with 10 Years Guaranteed, and

     -- Alternate Income Option.

     In addition, instead of choosing one of the Payment Options listed above, you may elect to receive payments in any other manner that is acceptable to us and permissible under applicable law.

     - OTHER ANNUITY CONTRACTS. We offer other variable annuity contracts that have different contract features, death benefits and optional programs. However, these other contracts also have different charges that would affect your Subaccount performance and contract account value. To obtain more information about these other contracts, contact our Service Center or your agent.

                               FEDERAL TAX STATUS

     Earnings in the Contract are generally not taxed until they are distributed. Generally, a distribution (including a surrender, withdrawal, or death benefit payment) may result in federal income tax liability. If you are under age 59 1/2 at time of the distribution, a penalty tax may also apply.

     WE OFFER OTHER VARIABLE ANNUITIES THAT HAVE DIFFERENT DEATH BENEFITS, FEATURES, AND OPTIONAL PROGRAMS. THESE OTHER ANNUITIES HAVE DIFFERENT CHARGES THAT WOULD AFFECT SUBACCOUNT PERFORMANCE AND CONTRACT ACCOUNT VALUE. PLEASE CONTACT OUR SERVICE CENTER TO OBTAIN MORE INFORMATION ABOUT THESE ANNUITIES.


                     VARIABLE ACCOUNT FINANCIAL HIGHLIGHTS



     Appendix A to this prospectus provides information about accumulation unit values and number of units outstanding for the Subaccounts.

                 PLACA, THE VARIABLE ACCOUNT AND THE PORTFOLIOS

PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA (PLACA)


     We are a stock life insurance company and the issuer of the Contract. We were originally incorporated under Pennsylvania law in 1958 under the name Washington Square Life Insurance Company. Our name was changed in 1991, and we were redomiciled as a Delaware insurance company on October 28, 1992. The address of our corporate headquarters is 1000 Chesterbrook Boulevard, Berwyn, PA 19312. We are currently licensed to transact life insurance business in 49 states and the District of Columbia. As of December 31, 2001, we had total assets of approximately $1.6 billion.



     We are a wholly-owned subsidiary of Provident Mutual Life Insurance Company ("PMLIC"). On December 14, 2001, PMLIC's Board of Directors unanimously approved and adopted a plan of conversion under which PMLIC will convert from a mutual insurance company to a stock company and become a wholly-owned subsidiary of Nationwide Financial Services, Inc. ("Nationwide Financial"). Nationwide Financial, a company whose Class A shares of common stock are traded on the New York Stock Exchange, is an indirect majority-owned subsidiary of Nationwide Corporation, and is the holding company of Nationwide Life Insurance Company and other companies that comprise the retirement savings operations of the Nationwide group of companies. Subject to necessary eligible member and regulatory approvals, the sponsored demutualization, which has been approved by PMLIC's Board of Directors and the Board of Directors of Nationwide Financial, is expected to close in the third quarter of 2002. The sponsored demutualization will not affect your Contract premiums and it will not reduce your Contract benefits.



     PMLIC was chartered by the Commonwealth of Pennsylvania in 1865 and at the end of 2001 had total assets of approximately $9.2 billion. On December 31, 1997, we entered into a Support Agreement with PMLIC. Under this agreement, PMLIC agrees to ensure that our total adjusted capital will remain at the level of 200% of the company action level for risk-based capital ("RBC") at the end of each calendar quarter during the term of the agreement. PMLIC agrees to contribute to us an amount of capital sufficient to attain this level of total adjusted capital. RBC requirements are used to monitor sufficient capitalization of insurance companies based upon the types and mixtures of risk inherent in their operations.


     PMLIC also agrees to cause us to maintain cash or cash equivalents from time to time as may be necessary during the term of the agreement in an amount sufficient for the payment of benefits and other contractual claims pursuant to policies and other contracts issued by us. This agreement will remain in effect provided we remain a subsidiary of PMLIC. Before any material modification or termination of the agreement, a determination must be made that the modification or termination will not have an adverse impact on our policyholders. This determination is to be based on our ability at the time of the determination to maintain our own financial stability according to the standards contained in the agreement. Other than this Support Agreement, PMLIC is under no obligation to invest money in us, nor is it in any way a guarantor of our contractual obligations or obligations under the Contracts.

     We are subject to regulation by the Insurance Department of the State of Delaware as well as by the insurance departments of all other states and jurisdictions in which we do business. We submit annual statements on our operations and finances to insurance officials in these states and jurisdictions. The forms for the Contract described in this prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold.

     We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold life insurance and annuities. As a member of IMSA, we may use the IMSA logo and language in advertisements.

PROVIDENTMUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT (VARIABLE ACCOUNT)

     The Providentmutual Variable Annuity Separate Account is a separate investment account that we maintain. The Variable Account was established by our Board of Directors on May 9, 1991, under Pennsylvania law. We established the Variable Account to support the investment options under the Contract and other variable annuities. Because we later redomesticated as a Delaware insurance company, the Variable Account is now subject to regulation by the Delaware Insurance Department. We have caused the Variable Account to be registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). This registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.

     We own the assets of the Variable Account. These assets, however, are legally separate from our other assets and are not part of our General Account. The portion of the assets of the Variable Account equal to the reserves or other Contract liabilities of the Variable Account will not be charged with liabilities that arise from any other business we conduct. We may transfer to our General Account any assets of the Variable Account which exceed the reserves and the contract liabilities of the Variable Account (which will always be at least equal to the aggregate Contract Account Value allocated to the Variable Account under the Contracts).


     The Variable Account currently has twenty-nine Subaccounts that are available under the Contracts. They are: All Pro Broad Equity; All Pro Large Cap Growth; All Pro Large Cap Value; All Pro Small Cap Growth; All Pro Small Cap Value; Equity 500 Index; International; MidCap Growth; Balanced; Bond; Money Market; Fidelity VIP Contrafund(R); Fidelity VIP Growth; Fidelity VIP Growth Opportunities; Fidelity VIP Overseas; MFS Emerging Growth; MFS Investors Trust; MFS New Discovery; MFS Research; OCC Equity; OCC Managed; PIMCO High Yield; PIMCO Total Return; Strong Mid Cap Growth Fund II; Strong Opportunity Fund II; Van Eck Worldwide Bond; Van Eck Worldwide Emerging Markets; Van Eck Worldwide Hard Assets; and Van Eck Worldwide Real Estate. The assets of each Subaccount are invested exclusively in shares of a corresponding Portfolio of a designated Fund.


     The income, gains, or losses, realized or unrealized, on the assets of each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to any other income, gains, or losses of PLACA. The assets of each Subaccount may not be charged with liabilities arising out of any other business of PLACA. PLACA may accumulate in the Variable Account the charge for mortality expense and expense risks, gains and losses, and investment results applicable to those assets that are in excess of the net assets supporting the Contracts.

THE FUNDS


     The Variable Account currently invests in Portfolios of various series-type Funds, eight of which are available under the Contracts: Market Street Fund; Fidelity Variable Insurance Products; MFS Variable Insurance Trust; OCC Accumulation Trust; PIMCO Variable Insurance Trust; Strong Variable Insurance Fund; Strong Opportunity Fund II, Inc.; and Van Eck Worldwide Insurance Trust (collectively, the "Funds"). Each of these Funds is registered with the SEC under the 1940 Act as an open-end investment company. The SEC does not, however, supervise the management or the investment practices and policies of the Funds.


     The assets of each Portfolio are separate from the assets of the other Portfolios, and each Portfolio has separate investment objectives and policies. Each Portfolio therefore operates as a separate investment Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. The investment experience of each of the Subaccounts of the Variable Account depends on the investment performance of its corresponding Portfolio.

     Each of the Funds sells its shares to the Variable Account in accordance with the terms of a participation agreement between the Fund and us. The termination provisions of these agreements vary. A summary of the termination provisions may be found in the SAI. If a participation agreement is terminated, the Variable Account will no longer be able to purchase additional shares of that Fund. In that event, you will not be able to allocate Contract Account Values or premium payments to Subaccounts investing in Portfolios of that Fund.

     In certain circumstances a Fund or a Portfolio may also refuse to sell its shares to the Variable Account for other reasons. If a Fund or a Portfolio refuses to sell its shares to the Variable Account, we will not be able to honor your request to allocate your Contract Account Value or premium payments to Subaccounts investing in shares of that Fund or Portfolio.

     Certain Subaccounts invest in Portfolios that have similar investment objectives and/or policies. Before choosing Subaccounts, you should carefully read the individual prospectuses for the Funds along with this prospectus.

     Some of the Portfolios available under the Contract present greater investment risks than other Portfolios because they invest in high yield securities (commonly known as junk bonds), foreign securities, small company stocks, or other types of investments that present speculative risks. You should read the risk disclosure in the prospectuses for the Portfolios and be sure that your investment choice is appropriate in light of your investment goals.

MARKET STREET FUND

     The All Pro Broad Equity, All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value, Equity 500 Index, International, Mid Cap Growth, Balanced, Bond, and Money Market Subaccounts invest in shares of the Market Street Fund. This Fund currently issues eleven "series" of shares, each of which represents interests in a separate Portfolio that corresponds to a Subaccount. Shares of each Portfolio currently are purchased and redeemed by the corresponding Subaccount. Shares of the All Pro Portfolios may not be currently available for sale in all states. If these Portfolios are not yet available in your state, you may not allocate premiums to one of these Portfolios until such time as that Portfolio is available.

     The investment objectives/policies of the Market Street Fund Portfolios are summarized below.


              PORTFOLIO                               INVESTMENT OBJECTIVES/POLICIES
              ---------                               ------------------------------
ALL PRO BROAD EQUITY                   - Seeks long-term capital appreciation. The portfolio
                                       pursues its objective by investing primarily in equity
                                         securities of both larger and smaller companies included
                                         in the Wilshire 500 equity universe that, at the time of
                                         purchase, the subadvisers believe offer above-average
                                         potential for growth in future earnings.
ALL PRO LARGE CAP GROWTH               - Seeks to achieve long-term capital appreciation. The
                                       portfolio pursues its objective by investing primarily in
                                         equity securities of larger companies included in the
                                         Wilshire 5000 equity universe that, at the time of
                                         purchase, the subadvisers believe offer above-average
                                         potential for growth in future earnings.
ALL PRO LARGE CAP VALUE                - Seeks to provide long-term capital appreciation. The
                                       portfolio attempts to achieve this objective by investing
                                         primarily in undervalued equity securities of larger
                                         companies included in the Wilshire 5000 equity universe
                                         that, at the time of purchase, the subadvisers believe
                                         offer potential for long-term growth in future earnings.
ALL PRO SMALL CAP GROWTH               - Seeks to achieve long-term capital appreciation. The
                                       portfolio pursues its objective by investing primarily in
                                         equity securities of smaller companies included in the
                                         Wilshire 5000 equity universe that, at the time of
                                         purchase, the subadvisers believe offer above-average
                                         potential for growth in future earnings.
ALL PRO SMALL CAP VALUE                - Seeks to provide long-term capital appreciation. The
                                       portfolio pursues its objective by investing primarily in
                                         undervalued equity securities of smaller companies
                                         included in the Wilshire 5000 equity universe that, at the time of purchase, the subadvisers believe offer
                                         above-average potential for long-term growth in future
                                         earnings.

              PORTFOLIO                               INVESTMENT OBJECTIVES/POLICIES
              ---------                               ------------------------------
EQUITY 500 INDEX                       - Seeks to provide long-term capital appreciation. The
                                       portfolio pursues its objective by investing primarily in
                                         common stocks included in the Standard & Poor's 500
                                         Composite Stock Price Index.
INTERNATIONAL                          - Seeks long-term growth of capital primarily through
                                       investments in a diversified portfolio of marketable equity securities of established foreign issuer companies.
MID CAP GROWTH                         - Seeks to achieve a high level of long-term capital
                                       appreciation. The portfolio pursues its objective by
                                         investing primarily in mid-cap companies whose earnings
                                         the subadviser expects to grow at a faster rate than the
                                         average company and in mid-cap companies whose market
                                         capitalization falls within the range of companies in the
                                         S&P Mid Cap 400 Index.
BALANCED                               - Seeks to realize as high a level of long-term total rate of return as is consistent with prudent investment risk. The portfolio pursues its objective by investing in both
                                         equities, such as stocks and bonds.
BOND PORTFOLIO                         - Seeks to generate a high level of current income
                                       consistent with prudent investment risk. The portfolio
                                         pursues its objective by investing primarily in a
                                         diversified portfolio of fixed income securities of U.S.
                                         and foreign issuers.
MONEY MARKET PORTFOLIO                 - Seeks to provide maximum current income consistent with
                                       capital preservation and liquidity. The portfolio pursues
                                         its objective by investing exclusively in U.S.
                                         dollar-denominated money market instruments that present
                                         minimal credit risks.

     Market Street Investment Management Company ("MSIM") serves as investment adviser to all eleven Market Street Fund Portfolios. MSIM uses a "manager of managers" approach for these Portfolios under which MSIM allocates each Portfolio's assets among one or more "specialist" investment subadvisers. The current subadvisers for all of the Market Street Fund Portfolios are as follows:

                   PORTFOLIO                                          SUBADVISERS
                   ---------                                          -----------
ALL PRO EQUITY PORTFOLIO                         - Alliance Capital Management L.P.
                                                 - Sanford C. Bernstein & Co., LLC
                                                 - Husic Capital Management
                                                 - Company, LLC Reams Asset Management

ALL PRO LARGE CAP GROWTH PORTFOLIO               - Alliance Capital Management L.P.
                                                 - Geewax, Terker & Co.

ALL PRO LARGE CAP VALUE PORTFOLIO                - Mellon Equity Associates, LLP
                                                 - Sanford C. Bernstein & Co., LLC

ALL PRO SMALL CAP GROWTH PORTFOLIO               - Husic Capital Management
                                                 - Lee Munder Investments Ltd.

ALL PRO SMALL CAP VALUE PORTFOLIO                - Reams Asset Management Company, LLC
                                                 - Sterling Capital Management LLC

EQUITY 500 INDEX PORTFOLIO                       - SSgA Funds Management, Inc.

INTERNATIONAL PORTFOLIO                          - The Boston Company Asset Management, LLC

MID CAP GROWTH PORTFOLIO                         - T. Rowe Price Associates, Inc.

BALANCED PORTFOLIO                               - Fred Alger Management, Inc.

BOND PORTFOLIO                                   - Western Asset Management Company

MSIM manages the MONEY MARKET PORTFOLIO without the services of a subadviser.

     With respect to the Equity 500 Index Portfolio:

     "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by PMLIC and its affiliates and subsidiaries. The Contract is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Contract. See "Standard & Poor's" in the SAI which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

     In addition to the fee for the investment advisory services, each Portfolio of the Market Street Fund pays its own brokerage costs and expenses generally, including administrative costs, custodial costs, and legal, accounting, and printing costs. However, PMLIC has entered into an agreement with the Market Street Fund whereby PMLIC will reimburse each Portfolio for all ordinary operating expenses, excluding advisory fees, in excess of an annual rate of 0.40% of the average daily net assets of each Portfolio, except the Equity 500 Index Portfolio and the International Portfolio. PMLIC will reimburse the Equity 500 Index Portfolio and the International Portfolio for all ordinary operating expenses, excluding advisory fees, in excess of an annual rate of 0.04% and 0.75%, respectively. It is anticipated that this agreement will continue. If it is terminated, Portfolio expenses may increase.


FIDELITY VARIABLE INSURANCE PRODUCTS



     The Fidelity VIP Contrafund(R) Subaccount, Fidelity VIP Growth Subaccount, Fidelity VIP Growth Opportunities Subaccount, and Fidelity VIP Overseas Subaccount invest in shares of corresponding Portfolios of Fidelity VIP. Fidelity VIP offers insurance companies a selection of investment vehicles for variable annuity contracts and variable life insurance policies.

     Fidelity VIP issues a number of "series" or classes of shares, each of which represents an interest in a separate Portfolio within Fidelity VIP. Four of the Fidelity VIP series are available for investment under the Contracts: the Fidelity VIP Contrafund(R) Portfolio, the Fidelity VIP Growth Portfolio, the Fidelity VIP Growth Opportunities Portfolio, and the Fidelity VIP Overseas Portfolio.



     The investment objectives/policies of these Portfolios are summarized below.



          PORTFOLIO                      INVESTMENT OBJECTIVES/POLICIES



FIDELITY VIP CONTRAFUND(R)
  (SERVICE CLASS 2)              - Seeks long-term capital appreciation by
                                  investing primarily in common stocks. Its investments may include securities of companies whose value it believes are not fully recognized by the public, securities of domestic and foreign issuers, growth stocks, and value stocks.



FIDELITY VIP GROWTH (SERVICE
CLASS 2)                         - Seeks to achieve capital appreciation by
                                  investing primarily in common stocks. Its investments may include securities of companies it believes have above-average growth potential and securities of domestic and foreign issuers, growth stocks, and value stocks.



FIDELITY VIP GROWTH
OPPORTUNITIES (SERVICE CLASS
  2)                             - Seeks to provide capital growth by investing
                                  primarily in common stocks, although its investments may also include other types of securities, such as: bonds, which may be lower-quality debt securities; securities of domestic and foreign issuers; growth stocks; and value stocks.



FIDELITY VIP OVERSEAS (SERVICE
  CLASS 2)                       - Seeks long-term growth of capital by
                                  investing at least 65% of total assets in foreign securities and investing primarily in common stocks. This Portfolio allocates its investments across countries and regions, considering the size of the market in each country and region relative to the size of the international market as a whole.



     The Portfolios of Fidelity VIP are managed by Fidelity Management & Research Company ("FMR"). On behalf of the Fidelity VIP Contrafund(R) Portfolio, Fidelity VIP Growth Opportunities Portfolio, and Fidelity VIP Overseas Portfolio, FMR has entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc. ("FMR (U.K.)") and Fidelity Management & Research (Far
East) Inc. ("FMR Far East"). FMR (U.K.) and FMR Far East provide research and investment recommendations with respect to companies based outside the United States. FMR (U.K.) primarily focuses on companies based in Europe; FMR Far East focuses primarily on companies based in Asia and the Pacific Basin. Fidelity International Investment Advisers (U.K.) and Fidelity International Investment Advisers ("FIIA") serve as subadvisers for the Overseas Portfolio.



     Each of these Portfolios utilizes Fidelity Investments Institutional Operations Company ("FIIOC"), an affiliate of FMR, to maintain the master accounts of the participating insurance companies. Under the transfer agent agreement with FIIOC, each Portfolio pays fees based on the type, size, and number of accounts in each Portfolio and the number of transactions made by shareholders of each Portfolio.



     Each of these Portfolios also has an agreement with Fidelity Service Co. ("Service"), an affiliate of FMR, under which each Portfolio pays Service to calculate its daily share prices and to maintain the portfolio and general accounting records of each Portfolio and to administer each Portfolio's securities lending program.

MFS VARIABLE INSURANCE TRUST


     The MFS Emerging Growth Series, MFS Investors Trust Series, MFS New Discovery Series, and MFS Research Series Subaccounts invest in shares of corresponding Portfolios of MFS Trust. MFS Trust offers insurance companies a selection of investment vehicles for variable annuity contracts and variable life insurance policies.



     MFS Trust issues a number of "series" or classes of shares, each of which represents an interest in a separate investment portfolio within MFS Trust. Four of the series are available for investment under the Contract: MFS Emerging Growth Series, MFS Investors Trust Series, MFS New Discovery Series, and MFS Research Series.


     The investment objectives/policies of each of these Portfolios are summarized below:

          PORTFOLIO                      INVESTMENT OBJECTIVES/POLICIES


MFS EMERGING GROWTH
  (SERVICE CLASS)                - Seeks to provide long-term growth of capital
                                   by investing 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies.



MFS INVESTORS TRUST (SERVICE
CLASS)                           - Seeks mainly to provide long-term growth of
                                   capital and secondarily to provide reasonable current income by investing at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, focusing on companies with larger capitalizations that have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow.



MFS NEW DISCOVERY (SERVICE
CLASS)                           - Seeks to provide capital appreciation by
                                   investing at least 65% of its net assets in equity securities of emerging growth companies.



MFS RESEARCH (SERVICE CLASS)     - Seeks to provide long-term growth of capital
                                   and future income by investing at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts, focusing on companies that the adviser believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share, and superior management.


     The Portfolios of MFS Trust are managed by Massachusetts Financial Services Company.

OCC ACCUMULATION TRUST

     The OCC Equity Subaccount and the OCC Managed Subaccount invest in shares of corresponding Portfolios of OCC Accumulation Trust. Shares of OCC Accumulation Trust are sold to separate accounts of life insurance companies established to fund variable annuity contracts.

     OCC Accumulation Trust currently has seven investment Portfolios. Only the Equity Portfolio and Managed Portfolio are available for investment under the Contracts. Their investment objectives/policies are summarized below.

          PORTFOLIO                      INVESTMENT OBJECTIVES/POLICIES


EQUITY                           - Seeks long-term capital appreciation by
                                   investing at least 80% of its assets in a diversified portfolio of equity securities selected on the basis of a value-oriented approach to investing.


MANAGED                          - Seeks growth of capital over time through
                                   investment in a portfolio consisting of
                                   common stocks, fixed income securities, and cash equivalents, the percentages of which will vary over time based on the investment manager's assessments of relative investment values.


     OCC Accumulation Trust receives investment advice with respect to each of these Portfolios from OpCap Advisors LLC, a subsidiary of Oppenheimer Capital LLC. For the OCC Managed Subaccount, OpCap Advisors LLC has an agreement with Pacific Investment Co. LLC, an affiliate of OpCap Advisors LLC, to provide investment advisory services for a portion of this Portfolio's investments.


PIMCO VARIABLE INSURANCE TRUST


     The PIMCO High Yield Subaccount and the PIMCO Total Return Subaccount invest in Administrative Class shares of corresponding Portfolios of PIMCO Trust. PIMCO Trust currently has thirteen investment portfolios, two of which are available for investment under the Contracts: High Yield and Total Return. Their investment objectives/policies are summarized below.


          PORTFOLIO                      INVESTMENT OBJECTIVES/POLICIES


HIGH YIELD (ADMINISTRATIVE
CLASS)                           - Seeks to maximize total return, consistent
                                   with preservation of capital and prudent investment management.



TOTAL RETURN (ADMINISTRATIVE
CLASS)                           - Seeks to maximize total return, consistent
                                   with preservation of capital and prudent investment management.


     PIMCO Trust receives investment advice with respect to each of these Portfolios from Pacific Investment Management Company LLC ("PIMCO").

STRONG VARIABLE INSURANCE FUNDS, INC.

     The Strong Mid Cap Growth Fund II Subaccount invests in shares of a corresponding Portfolio of the Strong Fund. Strong Fund offers insurance companies a selection of investment vehicles for variable annuity contracts and variable life insurance policies.

     Strong Fund issues a number of "series" or classes of shares, each of which represents an interest in a separate investment portfolio within the Strong Fund. One of the series is available for investment under the Contract: Strong Mid Cap Growth Fund II.

     The investment objectives/policies of this Portfolio are summarized below:


          PORTFOLIO                      INVESTMENT OBJECTIVES/POLICIES

STRONG MID CAP GROWTH FUND II    - Seeks capital growth by investing, under
                                   normal conditions at least 65% of its assets in stocks of medium-capitalization companies that the Portfolio's managers believe have favorable prospects for growth of earnings and capital appreciation. The Portfolio defines "medium-capitalization companies" as companies with a market capitalization substantially similar to that of companies in the Russell Midcap Index at the time of investment.


     Strong Mid Cap Growth Fund II is managed by Strong Capital Management, Inc.

STRONG OPPORTUNITY FUND II, INC.

     The Strong Opportunity Fund II Subaccount invests in shares of a corresponding Portfolio of the Strong Opportunity Fund. Strong Opportunity Fund offers insurance companies a selection of investment vehicles for variable annuity contracts and variable life insurance policies.

     The investment objectives/policies of the Strong Opportunity Fund II are summarized below:

          PORTFOLIO                      INVESTMENT OBJECTIVES/POLICIES


STRONG OPPORTUNITY FUND II       - Seeks capital growth by investing, under
                                   normal conditions, primarily in stocks of medium-capitalization companies that the Portfolio's managers believe are underpriced, yet have attractive growth prospects. The manager bases the analysis on a company's "private market value" -- the price an investor would be willing to pay for the entire company given its management, financial health, and growth potential. The manager determines a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value. To a limited extent, the Portfolio may also invest in foreign securities. The manager may sell a stock when its price no longer compares favorably with the company's private market value.


     Strong Opportunity Fund II is managed by Strong Capital Management, Inc.

VAN ECK WORLDWIDE INSURANCE TRUST

     The Van Eck Worldwide Bond, Worldwide Emerging Markets, Worldwide Hard Assets and Worldwide Real Estate Subaccounts of the Variable Account invest in shares of corresponding Portfolios of the Van Eck Trust.

     The investment objectives/policies of the Portfolios of Van Eck Trust are summarized below.

          PORTFOLIO                      INVESTMENT OBJECTIVES/POLICIES


WORLDWIDE BOND                   - Seeks high total return -- income plus
                                   capital appreciation -- by investing
                                   globally, primarily in a variety of debt securities.


WORLDWIDE EMERGING
  MARKETS                        - Seeks long-term capital appreciation by
                                   investing primarily in equity securities in emerging markets around the world.

WORLDWIDE HARD ASSETS            - Seeks long-term capital appreciation by
                                   investing primarily in "hard assets
                                   securities." Hard asset securities are the stocks, bonds, and other securities of companies that derive at least 50% gross revenue or profit from exploration, development, production or distribution of precious metals, natural resources, real estate and commodities.

WORLDWIDE REAL ESTATE            - Seeks to maximize return by investing in
                                   equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.


     The investment adviser for the Van Eck Worldwide Bond, Worldwide Emerging Markets, Worldwide Hard Assets, and Worldwide Real Estate Portfolios is Van Eck Associates Corporation.



     THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ACHIEVE ITS STATED OBJECTIVE.

     You should read the prospectuses for the Portfolios carefully before investing. You can find more detailed information about the Portfolios' investment objectives, policies and restrictions, expenses, investment advisory services, charges, and investment risks in the current prospectus for each Fund which accompanies this prospectus and the current SAI for each Fund.

     Certain Portfolios may have investment objectives and policies similar to other investment portfolios or mutual funds managed by the same investment adviser or manager. The investment results of the Portfolios may be higher or lower than those of such other investment portfolios or mutual funds. We do not guarantee or make any representation that the investment results of any Portfolio will be comparable to that of any other investment portfolio or mutual fund, even those with the same investment adviser or manager.

     Some of the investment portfolios described in the prospectuses for the Funds are not available with the Contracts. We cannot guarantee that each Portfolio will always be available for the Contracts. In the unlikely event that a Portfolio is not available, we will do everything reasonably practicable to secure the availability of a comparable Portfolio. Shares of each Portfolio are purchased and redeemed at net asset value, without a sales charge.

     We may receive significant compensation from the investment adviser of a Fund (or affiliates thereof) in connection with administrative, distribution, or other services provided with respect to the Funds and their availability through the Contracts. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Contracts and other contracts issued by us. These percentages differ, and some advisers (or affiliates) may pay us more than others.

     Some of the Portfolios offered under the Contract also pay 12b-1 fees to PLACA or its affiliates. (See "Table of Expenses.") These fees may be paid in connection with the sale of shares of these Portfolios or in connection with the provision of shareholder support services. The payment of 12b-1 fees will reduce the Portfolio's performance. Additional information is provided in the Fund's prospectuses.

RESOLVING MATERIAL CONFLICTS

     The Funds are used as investment vehicles for variable life insurance policies and variable annuity contracts issued by PLACA and PMLIC, as well as other insurance companies offering variable life and annuity contracts. In addition, certain Funds available with the Contract may sell shares to qualified retirement plans. As a result, there is a possibility that a material conflict may arise between the interests of owners of variable life or variable annuity contracts, generally, or certain classes of owners, and the interests of the retirement plans or participants in retirement plans.

     We currently do not foresee any disadvantages to Owners resulting from the Funds selling shares in connection with products other than the Contracts or to retirement plans. However, there is a possibility that a material conflict may arise between Owners whose Contract Account Values are allocated to the Variable Account and other investors in the Portfolios, including retirement plans and the owners of variable life insurance policies and variable annuity contracts issued by other insurance companies. In the event of a material conflict, we will take any necessary steps, including removing the Portfolio as an investment option within the Variable Account, to resolve the matter. The Funds' Boards of Directors are also responsible for monitoring events in order to identify any material conflicts that possibly may arise and determine what action, if any, should be taken in response to any conflicts. You should read the Portfolios' prospectuses for more information.


ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS



     Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Variable Account, including, among others, the right to:



     1.Remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;

     2.Substitute shares of another registered open-end management company, which may have different fees and expenses, for shares of a Subaccount at our discretion.



     3.Substitute or close Subaccounts to allocations of premiums or Contract
       Account Value, or both, and to existing investments or the investment of future premiums, or both, at any time in our discretion;



     4.Transfer assets supporting the Contracts from one Subaccount to another or from the Variable Account to another variable account;



     5.Combine the Variable Account with other variable accounts, and/or create new variable accounts;



     6.Deregister the Variable Account under the 1940 Act, or operate the Variable Account as a management investment company under the 1940 Act, or as any other form permitted by law; and



     7.Modify the provisions of the Contract to reflect changes to the Subaccounts and the Variable Account and to comply with applicable law.



     The Portfolios, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. We will not make any such changes without receiving any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.



                        DESCRIPTION OF ANNUITY CONTRACT


PURCHASING A CONTRACT


     To purchase a Contract, you may submit a completed Application with an initial premium payment to us at our Service Center. You may send the Application and initial premium to us through any licensed representative who is appointed by us and who is also a registered representative of 1717 Capital Management Company ("1717"), the principal underwriter for the Contract (as well as for other variable contracts). You may also send the Application and initial premium to us through a broker-dealer that has a selling agreement with respect to the Contract. Please note: If you submit your Application and/or initial premium payment to your agent or your agent's broker-dealer, we will not begin processing your Application until we receive it and the initial premium payment from the agent or the agent's broker-dealer.


     We may sell a Contract in connection with retirement plans. These retirement plans may, or may not, qualify for special tax treatment under the Code. See "Federal Tax Status -- Taxation of Qualified Contracts" for important information about purchasing a Qualified Contract.

     State Variations. Any state variations in the Contract are covered in a special contract form for use in that state. This prospectus provides a general description of the Contract. Your actual contract and any endorsements or riders are the controlling documents. If you would like to review a copy of your contract and its endorsements and riders, if any, contact our Service Center.

     Replacement of Existing Insurance. It may not be in your best interest to surrender or withdraw money from existing annuity contracts to purchase a Contract. You should compare your existing insurance and the Contract carefully. You may have to pay a surrender charge on your existing contract, and the Contract will impose a new surrender charge period. You should talk to your financial professional or tax adviser to make sure the exchange will be tax-free. If you surrender your existing contract for cash and then buy the Contract, you may have to pay a tax, including possibly a penalty tax, on the surrender.

CANCELLATION (FREE-LOOK) PERIOD

     The Contract provides for an initial Cancellation Period. You have the right to return the Contract to our Service Center within 10 days (or any longer period required by the laws of your state) after you receive it. When we receive the returned Contract at our Service Center, it will be canceled and, in most states, we will refund to the Owner an amount equal to: (1) your Contract Account Value as of the date that we receive the returned Contract, minus (2) any Credit Amounts applied to the Contract, plus (3) any charges that we may have deducted from premium payments or Contract Account Value. In states that require it, we will refund the premiums paid.

PREMIUMS

     We require a minimum initial premium of $10,000. You may pay subsequent premiums under the Contract at any time during the Annuitant's lifetime and before the Annuity Date. Any subsequent premium must be at least $100 for Non-Qualified Contracts and $50 for Qualified Contracts. We reserve the right, however, to not accept subsequent premium payments at any time for any reason.

     In your Application, you may select a planned periodic premium schedule based on a periodic billing mode of annual, semi-annual, or quarterly payment. You will receive a premium reminder notice at the specified interval. You may change the planned periodic premium frequency and amount. Also, under the automatic payment plan, you may select a monthly payment schedule under which premium payments will be automatically deducted from a bank account or other source rather than being "billed."


     Please note: If you submit a subsequent premium payment to your agent or your agent's broker-dealer, we will not apply the premium until we receive it from the agent or the agent's broker-dealer.


ALLOCATION OF NET PREMIUMS

     We must receive a complete Application with all relevant information and payment of the initial premium in order to process the Application. If the Application is complete, we will allocate the initial Net Premium among the Subaccounts and Guaranteed Account in accordance with your instructions in the Application as of a date not later than two business days after we receive the completed Application at our Service Center. (This allocation may be delayed for 15 days in some cases as discussed below.)

     If we receive an incomplete Application, we may retain the initial premium payment and contact you in order to complete the Application. If the Application is not completed within five business days of our receipt, we will explain the reason for the processing delay and the premium payment will be returned to you unless you consent to our retaining the premium payment until the Application is completed. When the Application is complete, we will allocate the initial Net Premium within two business days.

     You should designate in the Application how the initial Net Premium and associated Credit Amounts are to be allocated among the Subaccounts and the Guaranteed Account. As described above in states where you are guaranteed a refund of premiums paid for cancellation during the Cancellation Period, the portion of the initial Net Premium which is to be allocated to the Subaccounts will be allocated to the Money Market Subaccount for a 15-day period. After the expiration of the 15-day period, the amount in the Money Market Subaccount will be allocated to your chosen Subaccounts based on the proportion that the allocation percentage for such Subaccount bears to the sum of the Subaccount allocation percentages. Any subsequent Net Premiums and associated Credit Amounts are allocated at the end of the Valuation Period in which the subsequent premium is received by us in the same manner, unless the allocation percentages are changed. Premiums and associated Credit Amounts are allocated in accordance with the allocation schedule in effect at the time the premium payment is received.

     Subaccount Values vary with the investment experience of the Subaccounts, and you bear the entire investment risk. You should periodically review your allocation schedule for Net Premiums and associated Credit Amounts in light of market conditions and your overall financial objectives.

CREDIT AMOUNTS

     Credit Amounts. We credit your Contract Account Value with an additional amount in most circumstances when a Net Premium is applied to the Contract. The Credit Amount is a percentage of the premium that you pay as shown in the table below. The percentage is determined by the total amount of premiums received under a Contract less the total amount of all withdrawals (including any Surrender

Charges). The Credit Amount is calculated by multiplying the percentage by the excess of (a) over (b), where:

          (a) equals total premiums paid under the Contract (including the current premium payment) less the total withdrawals (including any Surrender Charges); and

          (b) equals the amount computed for (a) at the time that the most recent previous Credit Amount calculation was made that resulted in a Credit Amount being applied.

TOTAL PREMIUM (INCLUDING CURRENT PREMIUM PAYMENT)
LESS WITHDRAWALS (INCLUDING SURRENDER CHARGES)                CREDIT AMOUNT
-------------------------------------------------             -------------
From $10,000 to $24,999.....................................       1.5%
From $25,000 to $99,999.....................................       3.0%
From $100,000 to $499,999...................................       4.0%
From $500,000 to $999,999...................................       4.5%
$1,000,000 or more..........................................       5.0%

The Credit Amount is allocated among the Subaccounts and the Guaranteed Account Options based on the premium allocation in effect at the time of the Credit Amount.

     Look Back Provision. On each of the first three Contract Anniversaries, we determine a Calculated Credit Amount. To the extent that the Calculated Credit Amount exceeds the amount of actual Credit Amounts, we increase the Contract Account Value by a Credit Amount for such excess. The excess Credit Amount is allocated among the Subaccounts and the Guaranteed Account Options based on the premium allocation in effect at the time of the Credit Amount.

     The Calculated Credit Amount is determined by multiplying (1) by (2) where:

          (1) the aggregate premiums paid under the Contract minus the amount of withdrawals (including any Surrender Charges);

          (2) the Credit Amount percentage for (1) as shown in the table.

     In the event that you cancel the Contract during the Cancellation Period, we recapture or retain the Credit Amount. (See "Cancellation Period.") The Death Benefit Charge is calculated in a manner that recaptures any Credit Amount applied within one year of the Owner's death. (See "Death Benefit Charge.") Upon recapture, we deduct from the amount refunded or the death benefit paid the initial dollar amount of the Credit Amount that was first applied to the Contract Account Value. Consequently, there may be situations where you could be disadvantaged in the event of such a recapture. For example, if we recapture a Credit Amount during a period of market decline, the dollar amount we recapture would represent a greater percent of Contract Account Value than it did when applied.

     Renewal Credits. You may choose an optional Renewal Credit rider which allows you to elect up to 90 days before the 9th Contract Anniversary (and separately, 90 days before the 18th, 27th and 36th Contract Anniversaries and every 9th Contract Anniversary thereafter until ten years prior to the Maturity
Date), an additional credit to be added by us to your Contract Account Value as of the Contract Anniversary immediately following the election.

     The Renewal Credit is a percentage of an amount equal to the Contract Account Value on the appropriate Contract Anniversary minus the aggregate premiums paid during the five years prior to that Contract Anniversary. This amount is multiplied by the percentages shown in the following table:

                                                              RENEWAL
CONTRACT ACCOUNT VALUE (ADJUSTED)                             CREDIT
---------------------------------                             -------
From $10,000 to $24,999.....................................    1.5%
From $25,000 to $99,999.....................................    3.0%
From $100,000 to $499,999...................................    4.0%
From $500,000 to $999,999...................................    4.5%
$1,000,000 or more..........................................    5.0%

The Renewal Credit is allocated among the Subaccounts and the Guaranteed Account Options based on the premium allocation in effect at the time of the Credit. There is no charge for this rider.

     Recapture of Renewal Credits. Under the Renewal Credit rider, we recapture or retain the Renewal Credit in the event you surrender the Contract, withdraw Surrender Value from the Contract, or apply all or part of Surrender Value to a Payment Option.

     Although not a charge, in the event of a withdrawal from the Contract, a percentage of a pro-rata amount of any Renewal Credit granted during the prior nine Contract Years is deducted from Contract Account Value. The appropriate percentage is determined from the following table:

                                                                PERCENT OF
                                                              RENEWAL CREDIT
CONTRACT YEARS SINCE RENEWAL CREDIT WAS GRANTED                  DEDUCTED
-----------------------------------------------               --------------
1-5.........................................................       100%
6...........................................................        80%
7...........................................................        60%
8...........................................................        40%
9...........................................................        20%
10 and greater..............................................         0%

The pro-rata amount of the Renewal Credit to which the percentage is applied is the product of (a) and (b) where:

          (a) equals the ratio of the amount being withdrawn in excess of any free withdrawal amount to the lessor of (1) the Contract Account Value on the appropriate Contract Anniversary minus the aggregate premiums paid during the five years prior to that Contract Anniversary, or (2) the Contract Account Value as of the withdrawal date; and

          (b) equals the amount of the Renewal Credit that has not previously been withdrawn.

Notwithstanding the table, the amount of this "recapture" deduction never exceeds the amount of the withdrawal. After any withdrawal, if the entire Renewal Credit has not been recaptured, then the remaining amount of the Renewal Credit is recaptured upon subsequent withdrawals. However, the total amount of deductions from Contract Account Value for this purpose never exceeds the amount of the Renewal Credit.

     Likewise, in the event that the Contract is surrendered or annuitized, Surrender Value excludes the same percentage of the amount of any Renewal Credit granted during the prior nine Contract Years.

VARIABLE ACCOUNT VALUE

     The Variable Account Value reflects the investment experience of the Subaccounts selected by you, any Net Premium payments, any Credit Amounts, any withdrawals, any surrenders, any transfers, and any charges relating to the Subaccounts. There is no guaranteed minimum Variable Account Value, and, because the Variable Account Value on any future date depends upon a number of variables, it cannot be predicted.

     Calculation of Variable Account Value. The Variable Account Value is determined on each Valuation Day. This value is the aggregate of the values attributable to the Contract in each of the Subaccounts, determined for each Subaccount by multiplying the Subaccount's Accumulation Unit value on the relevant Valuation Day by the number of Subaccount Accumulation Units allocated to the Contract, as described below.

     Accumulation Units. For each Subaccount, Net Premiums and associated Credit Amounts allocated to a Subaccount, and amounts transferred to a Subaccount, are converted into Accumulation Units. The number of Accumulation Units credited to a Contract is determined by dividing the dollar amount directed to each Subaccount by the value of the Accumulation Unit for that Subaccount for the Valuation Day as of which the allocation or transfer is made. Allocations and transfers to a Subaccount increase the number of Accumulation Units of that Subaccount credited to a Contract.

     Certain events reduce the number of Accumulation Units of a Subaccount credited to a Contract. Withdrawals or transfers from a Subaccount result in the cancellation of an appropriate number of Accumulation Units of that Subaccount, as do surrender of the Contract, payment of a death benefit, the application of Variable Account Value to a Payment Option on the Annuity Date, and the deduction of the Annual Administrative Fee or other charges. Accumulation Units are canceled as of the end of the Valuation Period in which we receive Notice regarding the event.

     The Accumulation Unit value for each Subaccount was arbitrarily set when the Subaccount began operations. Thereafter, the Accumulation Unit value at the end of every Valuation Day is the Accumulation Unit value at the end of the previous Valuation Day multiplied by the net investment factor, as described below. The Subaccount Value for a Contract is determined on any day by multiplying the number of Accumulation Units of that Subaccount attributable to the Contract by the Accumulation Unit value for that Subaccount.

     Net Investment Factor. The net investment factor is an index applied to measure the investment performance of a Subaccount from one Valuation Period to the next. Each Subaccount has its own net investment factor, which may be greater or less than one. The net investment factor for each Subaccount for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result, where:

     (1) is the result of:

        (a) the Net Asset Value Per Share of the Portfolio held in the Subaccount, determined at the end of the current Valuation Period; plus

        (b) the per share amount of any dividend or capital gain distributions made by the Portfolio held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

        (c) a per share charge or credit for any taxes reserved for, which is determined by us to have resulted from the operations of the Subaccount.

     (2) is the Net Asset Value Per Share of the Portfolio held in the Subaccount, determined at the end of the last prior Valuation Period.

     (3) is a daily factor representing the Annual Annuity Charge deducted from the Subaccount, adjusted for the number of days in the Valuation Period.

TRANSFER PRIVILEGE

     Before the Annuity Date, you may request a transfer of all or a part of the amount in a Subaccount to another Subaccount or to the Guaranteed Account, or transfer a part of an amount in the Guaranteed Account to one or more Subaccounts, subject to the restrictions below. The minimum transfer amount must be the lesser of $500 or the entire Subaccount Value or the Guaranteed Account Value. A transfer request that would reduce the amount in a Subaccount or the Guaranteed Account below $500 is treated as a transfer request for the entire amount in that Subaccount or the Guaranteed Account.

     Transfers are made as of the day we receive Notice requesting the transfer. There is no limit on the number of transfers which can be made between Subaccounts or from a Subaccount to the Guaranteed Account. Only one transfer, however, may be made from the Guaranteed Account each Contract Year. (See "Transfers from Guaranteed Account.") The first twelve transfers during each Contract Year are free. Any unused free transfers do not carry over to the next Contract Year. A $25 Transfer Processing Fee will be assessed for the thirteenth and subsequent transfers during a Contract Year. For the purpose of assessing the fee, each request is considered to be one transfer, regardless of the number of Subaccounts or the Guaranteed Account affected by the transfer. The Transfer Processing Fee will be deducted from the amount being transferred.

     Excessive trading (including short-term "market timing" trading) may adversely affect the performance of the Subaccounts. If a pattern of subaccount transfers by an Owner or the Owner's agent results in material disruption of a Fund's portfolio (as determined by the Fund), we reserve the right not to process the transfer request. If your transfer request is not processed, it will not be counted as a transfer for purposes of determining the number of free transfers executed.

     Automatic Asset Rebalancing. You may elect Automatic Asset Rebalancing, which authorizes periodic transfers of amounts among the Subaccounts in order to achieve a particular percentage allocation among Subaccounts. The percentage allocations must be in whole numbers and amounts may be allocated only among the Subaccounts. No amounts will be transferred to or from the Guaranteed Account as a part of Automatic Asset Rebalancing. For example, if your premium allocation is 20% to the Guaranteed Account, 30% to Subaccount A, and 50% to Subaccount B, the rebalancing will allocate the values in the Subaccounts as 37.5% to Subaccount A and 62.5% to Subaccount B. The percentage allocation of your Contract Account Value for rebalancing is based on your premium allocation instructions in effect at the time of rebalancing. Any premium allocation instructions that you give us that differ from your then current premium allocation instructions are treated as a request to change your premium allocation instructions. You should note, however, that a request to transfer amounts among Subaccounts by Notice or telephone, fax or e-mail is not treated as a new premium allocation instruction for these purposes, and will not affect future allocations pursuant to Automatic Asset Rebalancing.

     Once elected Automatic Asset Rebalancing begins at the beginning of the calendar quarter following the calendar quarter during which you make your election. You may change or terminate Automatic Asset Rebalancing by written instruction to us, or by telephone, fax or e-mail if you have previously authorized us to take instructions. Automatic Asset Rebalancing transfers are not subject to any transfer charge and do not count as one of the 12 free transfers available during any Contract Year. Automatic Asset Rebalancing will end if you make a transfer, or change the current premium allocation instructions. We reserve the right to suspend Automatic Asset Rebalancing at any time, for any class of Contracts, for any reason upon written notice to you. You may not elect Dollar Cost Averaging if you elect the Automatic Asset Rebalancing or the Earnings Sweep Program.

     Advance Orders of Transfers. You may elect to request transfers of amounts from a Subaccount to the Money Market Subaccount in advance of the time you want the transfers executed. To make this election, you must submit a written Advance Order form to our Service Center specifying a percentage amount of change in Subaccount Value at which shares in the specified Subaccount should be sold and the proceeds transferred to the Money Market Subaccount. After you have submitted the written Advance Order form, you may place or cancel an Advance Order by calling our Service Center. We measure the percentage change in a Subaccount Value by reference to the net investment factor for the specified Subaccount, as measured using the Accumulation Unit value as of the Valuation Period next ended after receipt of the Advance Order at the Service Center. We execute the transfer when the Accumulation Unit value for that Subaccount increases or decreases by at least the percentage specified by you.

     Once received at the Service Center, an Advance Order remains in effect until canceled or superseded by a subsequent Advance Order for a transfer out of the same Subaccount. We do not currently assess a charge for Advance Orders, but reserve the right to charge for this service. In addition, we may terminate the Advance Order privilege or change its terms at any time by providing written notice to you at least 15 days in advance of the termination or modification.

DOLLAR COST AVERAGING

     The Dollar Cost Averaging program enables you to systematically and automatically transfer, on a monthly basis, specified dollar amounts from a designated Subaccount to other Subaccounts. By allocating specified dollar amounts periodically rather than at one time, you may be less susceptible to the impact of market fluctuations. We, however, make no guarantee that Dollar Cost Averaging will result in a profit or protect against loss.

     You may elect Dollar Cost Averaging for a period from 6 to 36 months. To qualify for Dollar Cost Averaging, the following minimum amount must be allocated to your designated Subaccount: 6 months -- $3,000; 12 months -- $6,000; 18 months -- $9,000; 24 months -- $12,000; 30 months -- $15,000; 36 months -- $18,000. At least $500 must be transferred from the designated Subaccount each month. The amount required to be allocated to the designated Subaccount can be made as an initial or subsequent investment or by transferring amounts into the designated Subaccount from the other Subaccounts or from the Guaranteed Account (which may be subject to certain restrictions). (See "Transfers from Guaranteed Account.")

     You may participate in this program by completing the authorization on the Application or at any time after the Contract is issued by properly completing an election form and returning it to us by the beginning of the month. You must also verify that the required minimum amount is in the designated Subaccount. Dollar Cost Averaging transfers may not commence until the later of (1) 30 days after the Contract Date and (2) five days after the end of the Cancellation Period.

     After you make the election, transfers from a Subaccount are processed monthly until the number of designated transfers have been completed, the value of the Subaccount is completely depleted, or you instruct us in writing to cancel the monthly transfers.

     Transfers made under the Dollar Cost Averaging program will not count toward the twelve transfers permitted each Contract Year without the Transfer Processing Fee. We reserve the right to discontinue offering Dollar Cost Averaging upon 30 days' written notice to you. You may not elect Dollar Cost Averaging if you elect the Automatic Asset Rebalancing or the Earnings Sweep Program.

EARNINGS SWEEP PROGRAM

     We also offer another automated transfer program called the Earnings Sweep Program. You may not elect the Earnings Sweep Program if you elect Dollar Cost Averaging or Automatic Asset Rebalancing.


     The Earnings Sweep Program enables you to systematically and automatically transfer, on a monthly basis, any "Earnings" accumulated in the Money Market Subaccount or the Guaranteed Account to other specified Subaccount(s). On the same day of each month as the Contract Date (the "monthaversary"), we determine the amount of Earnings, if any, in the Money Market Subaccount or the Guaranteed Account from the prior month, and transfer such Earnings to the specified Subaccount(s). Earnings for any month equal:



     - the Contract Account Value in the Money Market Subaccount or the Guaranteed Account on the monthaversary, minus



     - the Contract Account Value in the Money Market Subaccount or the Guaranteed Account on the previous monthaversary, minus


     - any Net Premiums and Credit Amounts allocated to the Money Market Subaccount or the Guaranteed Account since that date, minus

     - any transfers to the Money Market Subaccount or the Guaranteed Account since that date, plus

     - any withdrawals or transfers from the Money Market Subaccount or the Guaranteed Account since that date, plus

     - any charges and deductions imposed on the Contract Account Value in the Money Market Subaccount or the Guaranteed Account since that date.

     As with Dollar Cost Averaging, by allocating Earnings periodically you may be less susceptible to the impact of market fluctuations. We, however, make no guarantee that the Earnings Sweep Program will result in a profit or protect against a loss.

     To qualify for the Earnings Sweep Program, you must have a minimum Contract Account Value of $5,000 in the Money Market Subaccount or the Guaranteed Account. You may participate in this program by completing the authorization on the Application or at any time after the Contract is issued by properly completing an election form and returning it to us by the beginning of the month. Earnings Sweep Program transfers may not commence until the later of (1) 30 days after the Contract Date and (2) five days after the end of the Cancellation Period.

     After you make the election, Earnings Sweep Program transfers from the Money Market Subaccount or the Guaranteed Account are processed monthly until the value of the Money Market Subaccount or the Guaranteed Account is completely depleted or you instruct us in writing to cancel the monthly transfers.

     Transfers made under the Earnings Sweep Program will not count toward the twelve transfers permitted each Contract Year without the Transfer Processing Fee. We reserve the right to discontinue offering the Earnings Sweep Program upon 30 days' written notice to you.

WITHDRAWALS AND SURRENDER

     Withdrawals. At any time before the Annuity Date, you may withdraw part of the Surrender Value. With Qualified Contracts, the terms of the related retirement plan may impose additional withdrawal restrictions on participants. For information regarding these additional restrictions, you should consult your plan administrator.

     The minimum amount which may be withdrawn under a Contract is $500; the maximum amount is that which would leave a Surrender Value of not less than $10,000. We will treat a withdrawal request which would reduce the amount in a Subaccount or in the Guaranteed Account below $500 as a request for full withdrawal of the amount in that Subaccount or the Guaranteed Account. We will withdraw the amount requested by you from the Contract Account Value as of the day Notice for the withdrawal is received at our Service Center. Any applicable Surrender Charge is deducted from the remaining Contract Account Value. (See "Surrender Charge.")

     You may specify the amount to be withdrawn from certain Subaccounts or Guaranteed Account Option for the withdrawal. If you do not so specify or if the amount in the designated Subaccounts or Guaranteed Account Options is inadequate to comply with the request, the withdrawal is made from each Subaccount and Guaranteed Account Option based on the proportion that the value in such account bears to the Contract Account Value immediately before the withdrawal.

     A withdrawal may have adverse federal income tax consequences. (See "Federal Tax Status.")

     Systematic Withdrawals. Through the Systematic Withdrawal Plan, you may pre-authorize a periodic exercise of the withdrawal right described in the Contract. You may elect the plan at the time of your Application by completing the authorization on the Application form and making a minimum initial premium payment of $15,000. After the Contract is issued, you may elect the plan by properly completing the election form if the Contract Account Value is at least $15,000. Certain federal income tax consequences may apply to systematic withdrawals from the Contract. You should, therefore, consult with your tax adviser before participating in the Systematic Withdrawal Plan.

     Under the Systematic Withdrawal Plan, you can instruct us to withdraw a level dollar amount from the Contract on a monthly or quarterly basis. Withdrawals begin on the monthly or quarterly date following our receipt of the request. The minimum withdrawal is $100 monthly or $300 quarterly. The maximum amount which you can withdraw under the plan in a Contract Year without a Surrender Charge is 10% of the Contract Account Value as of the beginning of the year or 10% of the premiums paid in the first Contract Year if elected at the time of Application. We will notify you if the total amount to be withdrawn in a Contract Year exceeds 10% of the Contract Account Value as of the beginning of that year. Unless you instruct us to reduce the withdrawal amount for that year so that it does not exceed the 10% limit, we will continue to process withdrawals for the designated amount. Once the amount of the withdrawals exceeds the 10% limit, we will deduct the applicable Surrender Charge from the remaining Contract Account Value. (See "Surrender Charge.")

     We will pay you the amount requested each month or quarter and make withdrawals from the Subaccounts and the Guaranteed Account based on the proportion that the value in each Subaccount and Guaranteed Account bears to the Contract Account Value immediately prior to the withdrawal.

     As stated, withdrawals under the Systematic Withdrawal Plan that do not exceed 10% of the Contract Account Value as of the beginning of such Contract Year are not subject to a Surrender Charge. Notwithstanding any other Surrender Charge rules (see "Surrender Charge"), any other withdrawal in a year when the Systematic Withdrawal Plan has been utilized is subject to the Surrender Charge. If an additional withdrawal is made from a Contract participating in the plan, systematic withdrawals will automatically terminate and may only be reinstated on or after the beginning of the next Contract Year pursuant to a new request.

     You may discontinue systematic withdrawals at any time upon Notice to us. We reserve the right to discontinue offering systematic withdrawals upon 30 days' notice to you. A systematic withdrawal may have adverse tax consequences. (See "Federal Tax Status.")

     Charitable Remainder Trust Rider. You may elect a Charitable Remainder Trust Rider, which combines: (1) an extended Maturity Date to the Contract Anniversary nearest the Annuitant's age 100, unless a lump sum payment of Surrender Value is elected; and (2) a revised Surrender Charge/withdrawal provision. A Charitable Remainder Trust Rider allows income to be distributed and the payment of trustee fees and charges. The Rider only applies the appropriate Surrender Charge to withdrawals or surrenders during a Contract Year that exceed the greater of: (1) 10% of the Contract Account Value as of the beginning of the Contract Year; or (2) any amounts in excess of the total premiums paid. There is no limit on the number of withdrawals occurring in any Contract Year.

     Surrender. At any time before the Annuity Date, you may request a surrender of the Contract for its Surrender Value. (See "Surrender Charge.") The surrender request must be on the proper form which can be requested from our Service Center. The proceeds paid to you will equal the Surrender Value less any withholding or premium taxes. The Surrender Value will be determined on the date Notice of surrender and the Contract are received at our Service Center. The Surrender Value will be paid in a lump sum unless you request payment under a Payment Option. A surrender may have adverse federal income tax consequences. (See "Federal Tax Status.")

     Restrictions on Distributions from Certain Contracts. There are certain restrictions on surrenders of and withdrawals from Contracts used as funding vehicles for section 403(b) retirement plans. Section 403(b)(11) of the Code restricts the distribution under section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in those years on amounts held as of the last year beginning before January 1, 1989. Distributions of those amounts may only occur upon the death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions described in (2) and (3) above may not be distributed in the case of hardship.

     In the case of other types of Qualified Contracts, federal tax law imposes other restrictions on the form and manner in which benefits may be paid. Likewise, the terms of retirement plans funded by Qualified Contracts also may impose restrictions on the ability of participants to take distributions from the Contracts.

     Contract Termination. We may end your Contract and pay the Surrender Value to you if, before the Annuity Date, all of these events simultaneously exist;

     1. no premiums have been paid for at least two years;

     2. the Contract Account Value is less than $2,000; and

     3. the total premiums paid, less any partial withdrawals, are less than $2,000.

     We will mail you a notice of our intention to end your Contract at least six months in advance. The Contract will automatically terminate on the date specified in the notice, unless we receive an additional premium payment before the termination date specified in the notice. This additional premium payment must be equal to at least the minimum additional amount required by us. (Termination of the Contract under this provision is not permitted in New Jersey.)

DEATH BENEFIT BEFORE OR AFTER ANNUITY DATE

     Death of Annuitant. If an Annuitant dies before the Annuity Date, the Owner becomes the new Annuitant. If more than one individual owns the Contract, the youngest Owner becomes the Annuitant. If any Owner is not an individual, then the death of an Annuitant is treated as the death of an Owner (see below).

     Death of Owner. If an Owner dies on or after the Annuity Date, any surviving joint Owner becomes the sole Owner. If there is no surviving Owner, the Beneficiary becomes the new Owner. If an Owner dies on or after the Annuity Date, any remaining payments must be distributed at least as rapidly as under the Payment Option in effect on the date of such death.

     If an Owner dies before the Annuity Date, any surviving joint Owner becomes the Beneficiary. We pay the Beneficiary a death benefit. Beneficiaries have the following options with regard to the death benefit:

     1. elect to receive the death benefit in a single lump sum within 5 years of the deceased Owner's death; or

     2. elect to have the death benefit paid under a Payment Option provided that: (a) annuity payments begin within one year of the deceased Owner's death, and (b) annuity payments are made in substantially equal installments over the life of the Beneficiary or over a period not greater than the life expectancy of the Beneficiary; or

     3. if the Beneficiary is the spouse of the deceased Owner, he or she may (by Notice within one year of the Owner's death), elect to continue the Contract as the new Owner. If the spouse so elects, all his or her rights as a Beneficiary cease and if the deceased Owner was also the sole Annuitant, he or she becomes the Annuitant. The spouse is deemed to have made the election to continue the Contract if he or she makes no election before the expiration of the one year period or if he or she makes any premium payments under the Contract.

If a Beneficiary is not the spouse of the deceased Owner: (1) options 1 and 2 apply even if the Annuitant is alive at the time of the deceased Owner's death;
(2) if the new Owner is not a natural person, only option 1 is available; (3) if no election is made within 60 days of the deceased Owner's death, option 1 is deemed to have been elected; and (4) if the Beneficiary dies before the payments required by options 1 or 2 are complete, the entire remaining Contract Account Value is distributed in one sum immediately.

     If there is more than one Beneficiary, the foregoing provisions apply independently to each Beneficiary.

     If the Owner is not an individual, the Annuitant, as determined in accordance with section 72(s) of the Code, is treated as Owner for purposes of these distribution requirements, and any changes in the Annuitant are treated as the death of the Owner.

     Other rules may apply to a Qualified Contract.

     Death Benefit. Upon the death of any Owner before the Annuity Date, if the Owner is less than 90 years old, we will pay the Beneficiary a death benefit. During the first nine Contract Years, the death benefit equals the greater of:

     - Contract Account Value less the Death Benefit Charge, or

     - aggregate premiums paid reduced by the amount of all withdrawals (including Surrender Charges) prior to the date of death.

In Contract Years ten and later, the death benefit equals the greatest of:

     - Contract Account Value less the Death Benefit Charge,

     - aggregate premiums paid as of the ninth Contract Anniversary reduced by the amount of all withdrawals prior to the ninth Contract Anniversary plus aggregate premiums paid since that Anniversary reduced, for each withdrawal since that Anniversary, by the Withdrawal Adjustment Amount (as described below), or

     - Contract Account Value on the ninth Contract Anniversary plus aggregate premiums paid since that Anniversary reduced, for each withdrawal since that Anniversary, by the Withdrawal Adjustment Amount.

The Withdrawal Adjustment Amount is determined by multiplying the death benefit prior to the withdrawal by the ratio of the amount of the withdrawal (including any Surrender Charge) to the Contract Account Value immediately prior to the withdrawal.

     Notwithstanding the foregoing, if the Owner is 90 years old or older at the date of death, the death benefit is the Contract Account Value less the Death Benefit Charge.

     If there are multiple Owners, then the age of the oldest Owner is used to determine the death benefit. Also, if there are multiple Owners, then upon the death of one Owner before the Annuity Date, the surviving Owner becomes the Beneficiary. Where a Contract has only one Owner, and either the designated Beneficiary has died before that Owner or that Owner did not designate a Beneficiary, then the Owner's estate is the Beneficiary.

     The death benefit is computed as of the date on which we receive Notice and proof of death and all necessary claim forms at the Service Center. Any excess of the death benefit over the Contract Account Value is allocated among the Subaccounts and the Guaranteed Account Options according to the premium allocation schedule in effect until the Beneficiary elects option 1, 2, or 3 above.

ALTERNATE DEATH BENEFIT RIDERS

     In lieu of the death benefit described above, for an additional charge, an Owner may, when the Contract is issued, elect one of the following optional death benefit riders.

     Step-up Rider. At the time a Contract is issued you may elect the Step-up Rider for those Contracts with an Annuitant who is age 0-70. The Step-up Rider provides a guaranteed minimum death benefit equal to the Contract Account Value as of the Contract Anniversary and is reset every year to the Contract Account Value on the next Contract Anniversary, if greater. This reset continues until the Contract Anniversary on or before the Owner's 85th birthday. Premiums paid since the last Contract Anniversaries are also included in the death benefit proceeds. A reduction in the guaranteed minimum death benefit for any withdrawal will be based on the proportion of the withdrawal to the Contract Account Value. At no time will the death benefit proceeds be less than either the Contract Account Value on the date we receive due proof of the Owner's death or the sum of premiums paid, less any withdrawals, including applicable Surrender Charges.

     Rising Floor Rider. At the time a Contract is issued you also may elect the Rising Floor Rider for an Annuitant who is age 0-70. The Rising Floor Rider provides a guaranteed minimum death benefit equal to the sum of premiums paid less reductions for withdrawals accumulating at an effective annual rate of interest of 5% until the Contract Anniversary prior to the Owner's 75th birthday. Thereafter, premiums are added to, and reductions for withdrawals are deducted from, the guaranteed death benefit. A reduction in the guaranteed minimum death benefit for any withdrawal will be based on the proportion of the withdrawal to the Contract Account Value. At no time will the guaranteed death benefit proceeds be less than the Contract Account Value on the date we receive due proof of the Owner's death or more than 200% of the premium payments less 200% of any withdrawals, including any applicable Surrender Charges.

THE ANNUITY DATE

     Subject to our approval and state law you select the Annuity Date. You may select any Annuity Date except that the latest Annuity Date is the Maturity Date. If you do not select an Annuity Date, the Maturity Date is the Annuity Date.

     Surrender Value is applied to purchase a Payment Option as of the Annuity Date. If, however, the Maturity Date is the Annuity Date, then Contract Account Value is applied to purchase a Payment Option. In the event that you do not select a Payment Option, Surrender Value (or the Contract Account Value of the Annuity Date is the Maturity Date) is applied under the Life Annuity with Ten Year Certain Payment Option. (See "Payment Options.")

     You may change the Annuity Date subject to these limitations:

     1. Notice is received at least 30 days before the Maturity Date;

     2. The new Annuity Date is at least 30 days after we receive the change request;

     3. The new Annuity Date is not the 29th, 30th, or 31st day of a month; and

     4. The new Annuity Date is not later than the Maturity Date.


TELEPHONE, FAX, OR E-MAIL REQUESTS


     In addition to written requests, we may accept telephone, fax and e-mail instructions from you or an authorized third party at our service center regarding transfers, dollar cost averaging, Earnings Sweep Program Transfers, automatic asset rebalancing, advance ordering and loans (excluding 403(b) Contracts), and parital and systematic withdrawals (e-mail and fax only), subject to the following conditions:

     1. You must complete and sign our telephone, fax or e-mail request form and send it to us. You also may authorize us in the Application or by Notice to act upon instructions given by telephone, fax or e-mail.

     2. You may designate in the request form a third party to act on your behalf in making telephone, fax or e-mail requests.

     We reserve the right to suspend transfer privileges at any time, for any class of Contracts, for any reason.


     If you are provided a personal identification number ("PIN") in order to execute electronic transactions, you should protect your PIN, because self-service options will be available to your agent of record and to anyone who provides your PIN. We will not be able to verify that the person providing instructions by telephone, fax, or e-mail is you or is authorized by you. We will employ reasonable procedures to confirm that instructions communicated are genuine. The procedures we follow include requiring some form of personal identification prior to acting on instructions, providing written confirmation of the transaction, and making a tape-recording of the telephone instructions given by you. If we follow reasonable procedures we will not be liable for any losses due to unauthorized or fraudulent instructions. We, however, may be liable for losses if we do not follow reasonable procedures.


     Telephone, facsimile, and e-mail may not always be available. Any telephone, facsimile, or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to the Service Center.


DELAYS IN PAYMENTS


     Any withdrawal, the Surrender Value, or the death benefit will usually be paid within seven calendar days of receipt of written request or receipt and filing of due proof of death. Payments may be postponed, however, if:

     1. the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC;

     2. the SEC permits by an order the postponement for the protection of Owners; or

     3. the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practicable.

     If a recent check or draft has been submitted, we have the right to defer payment until such check or draft has been honored.


     If mandated under applicable law, we may be required to reject a premium payment. We may also be required to block your account and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator.


     We have the right to defer payment of any withdrawal, surrender, or transfer from the Guaranteed Account for up to six months from the date of receipt of Notice for a withdrawal, surrender, or transfer. If payment is not made within 30 days after our receipt of documentation necessary to complete the transaction, or any shorter period required by a particular jurisdiction, interest will be added to the amount paid from the date of receipt of documentation at an annual rate of 3% or such higher rate required for a particular state.

MODIFICATION

     Upon notice to you, we may modify the Contract, if a modification:

     1. is necessary so that the Contract, our operations, or the operations of the Variable Account comply with applicable laws or regulations; or

     2. is necessary to assure the continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts; or

     3. is necessary to reflect a change in the operation of the Variable Account; or

     4. provides other Subaccounts and/or Guaranteed Account Options.

     In the event of a modification, we will make appropriate endorsement to the Contract.

REPORTS TO CONTRACT OWNERS

     At least quarterly, we will mail to you, at your last known address of record, a report containing the Contract Account Value and Surrender Value of the Contract and any further information required by and applicable law or regulation.

CONTRACT INQUIRIES

     Inquiries regarding a Contract may be made by writing to us at our Service Center.

                             THE GUARANTEED ACCOUNT

     You may allocate some or all of the Net Premiums and transfer some or all of the amounts in the Subaccounts to the Guaranteed Account, which is part of our General Account. The Guaranteed Account pays interest at declared rates that are guaranteed for one year from the date each Net Premium or Contract Account Value is allocated to the Guaranteed Account, and the interest must be at least 3%. The principal, after deductions, is also guaranteed. Our General Account supports our insurance and annuity obligations. The Guaranteed Account has not, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Guaranteed Account nor our General Account has been registered as an investment company under the 1940 Act. Neither our General Account, the Guaranteed Account, nor any interests therein are generally subject to regulation under these laws. The disclosures relating to these accounts which are included in this prospectus are for your information and have not been reviewed by the SEC. These disclosures, however, may be subject to certain generally applicable provisions of federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     The portion of the Contract Account Value allocated to the Guaranteed Account will be credited with rates of interest, as described below. Since the Guaranteed Account is part of our General Account, we assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to our general liabilities from business operations.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES

     The Guaranteed Account Value is guaranteed to accumulate at a minimum effective annual interest rate of 3%. We intend to credit the Guaranteed Account Value with current rates in excess of this minimum guarantee, but we are not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates. Since we anticipate changing the current interest rate in our discretion from time to time, different allocations to the Guaranteed Account Value are credited with different current interest rates. The interest rate credited to each amount allocated or transferred to the Guaranteed Account will apply to the earlier of
(1) the time remaining for the Guaranteed Account Option selected, or (2) 12 months. At the end of this period, we will determine a new current interest rate on the amount and any accrued interest thereon (which may be a different current interest rate from the current interest rate on new allocations to the Guaranteed Account on that date). The rate declared on this amount and any accrued interest thereon at the end of the period of a Guaranteed Account Option will be guaranteed for a subsequent specified period. Any interest credited on the amounts in the Guaranteed Account in excess of the minimum guaranteed effective annual interest rate of 3% will be determined in our sole discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate.

     For purposes of crediting interest and deducting charges, the Guaranteed Account uses a last-in, first-out method (i.e., LIFO) of accounting for allocations of Net Premium Payments and Credit Amounts and for transfers of Contract Account Value.

TRANSFERS FROM GUARANTEED ACCOUNT

     Within 30 days before or after any Contract Anniversary, you may make one transfer from the Guaranteed Account to any or all of the Subaccounts. The amount transferred from the Guaranteed Account may not exceed 25% of the Guaranteed Account Value on the date of transfer, unless the balance after the transfer is less than $500, in which case the entire amount will be transferred. Subject to the next paragraph, if Notice for a transfer is received before a Contract Anniversary, the transfer will be made as of the Contract Anniversary; if Notice for a transfer is received within 30 days after the Contract Anniversary, the transfer will be made as of the date we receive Notice at our Service Center.

PAYMENT DEFERRAL

     We may defer payment of any withdrawal, cash surrender, or transfer from the Guaranteed Account for up to six months from the date of our receipt of the Notice for withdrawal, surrender, or transfer.

                             CHARGES AND DEDUCTIONS

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

     General. We do not deduct a charge for sales expense from premiums at the time they are paid. Within certain time limits described below, however, a Surrender Charge (contingent deferred sales charge) is deducted from the Contract Account Value if a withdrawal is made or a Contract is surrendered before the Annuity Date or if Contract Account Value is applied to a Payment Option. If the Surrender Charge is insufficient to cover sales expenses, the loss will be borne by us; conversely, if the amount of the Surrender Charge is more than our sales expenses, the excess will be retained by us. We do not currently believe that the Surrender Charges will cover the expected costs of distributing the Contracts. Any shortfall will be made up from our general assets, which may include proceeds derived from Annuity Charges.

     Charges For Withdrawal or Surrender. The Surrender Charge is equal to the percentage of each premium payment surrendered or withdrawn (or applied to a Payment Option on the Annuity Date) as specified in the table below. The Surrender Charge is separately calculated and applied to each premium payment at any time that the payment (or part of the payment) is surrendered or withdrawn (or applied to a Payment Option on the Annuity Date). No Surrender Charge applies to premium payments applied to a Payment Option on the Maturity Date. No Surrender Charge applies to Contract Account Value representing the Free Withdrawal Amount or to Contract Value in excess of aggregate premium payments (less prior withdrawals of premium payments). The Surrender Charge is calculated using the assumption that Contract Account Value is withdrawn in the following order: (1) the Free Withdrawal Amount (as described below) for that Contract Year, (2) a pro-rata share of the amount of any remaining Renewal Credit, (3) premium payments, and (4) any remaining Contract Account Value. In addition, the Surrender Charge is calculated using the assumption that premium payments are withdrawn on a first-in, first-out basis.

     The Surrender Charge applicable to each premium payment diminishes as the payment ages. A premium payment ages by Contract Year, such that it is in "year" 1 during the Contract Year in which it is received and in "year" 2 throughout the subsequent Contract Year and in "year" 3 throughout the Contract Year after that, etc.

   AGE OF EACH PREMIUM
PAYMENT IN CONTRACT YEARS  CHARGE
-------------------------  ------
           1                8.0%
           2                8.0%
           3                8.0%
           4                8.0%
           5                8.0%
           6                6.5%
           7                5.0%
           8                3.5%
           9                2.0%
      10 and over           0.0%

     In no event will the total Surrender Charges assessed under a Contract exceed 8 1/2% of the total premiums received under that Contract.

     When a Contract is surrendered, the Surrender Charge is deducted from the Contract Account Value in determining the Surrender Value. For a withdrawal, the Surrender Charge is deducted from the Contract Account Value remaining after the amount requested is withdrawn.

     Free Withdrawal Amount. During the first Contract Year, the Free Withdrawal Amount is 10% of the premium payments. For all other Contract Years, the Free Withdrawal Amount is 10% of the Contract Account Value at the start of that year.

     The Free Withdrawal Amount is not cumulative from Contract Year to Contract Year. If the Contract is surrendered and there have been no prior withdrawals during such Contract Year, no Surrender Charge applies to the amount of the surrender up to 10% of the Contract Value as of the beginning of that Contract Year. If a withdrawal is made during a Contract Year in which one or more withdrawals have been made, the remaining Free Withdrawal Amount is equal to 10% of the Contract Value as of the beginning of the Contract Year less the total amount previously withdrawn during such Contract Year without imposition of the Surrender Charge.

DEATH BENEFIT CHARGE

     A Death Benefit Charge is deducted when computing the death benefit upon the death of any Owner prior to the Annuity Date. The Death Benefit Charge is equal to the dollar amount of Credit Amounts granted under the Contract during the twelve months preceding the Owner's death.

ADMINISTRATIVE CHARGES

     Annual Administrative Fee. On each Contract Anniversary prior to and including the Annuity Date, and upon surrender of a Contract or on the Annuity Date (other than on a Contract Anniversary), we deduct from the Contract Account Value an Annual Administrative Fee of $40 for our administrative expenses relating to the Contract. We currently do not charge this fee when Contract Account Value is $50,000 or more as of the date that the fee would have been charged. The charge is deducted from each Subaccount and Guaranteed Account Option based on the proportion that the value in each Subaccount bears to the total Contract Account Value. Some states may limit the amount of the Annual Administrative Fee. No Annual Administrative Fee is payable after the Annuity Date.

     Transfer Processing Fee. The first twelve transfers during each Contract Year are free. A $25 Transfer Processing Fee will be assessed for each additional transfer during such Contract Year. For the purpose of assessing the fee, each Notice of transfer is considered to be one transfer, regardless of the number of Subaccounts or accounts affected by the transfer. The Transfer Processing Fee will be deducted from the amount being transferred. We do not assess a transfer charge for systematic transfers, including Dollar Cost Averaging, Earnings Sweep Program, and Automatic Asset Rebalancing. We do not expect a profit from this fee.

DAILY ANNUITY CHARGE

     To compensate us for assuming mortality and expense risks and for administering the Contracts, prior to the Annuity Date we deduct a daily Annuity Charge from the assets of the Variable Account. We will impose a charge in an amount that is equal to an annual rate of 1.40% (daily rate of .003835616%).

     The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk we assume also includes a guarantee to pay a death benefit if an Owner dies before the Annuity Date. The expense risk we assume is the risk that the Surrender Charges, administrative fees, and Transfer Processing Fees may be insufficient to cover actual future expenses. In the event that there are any profits from fees and charges deducted under the Contract, including but not limited to the Annuity Charge, such profits could be used to finance the distribution of the Contracts.

     The Contracts are administered by PMLIC pursuant to a service agreement between us and PMLIC. Under the agreement, PMLIC also maintains records of transactions relating to the Contracts and provides other services.

INVESTMENT ADVISORY FEES AND OTHER EXPENSES OF THE PORTFOLIOS

     Because the Variable Account purchases shares of the Portfolios, the performance of each Subaccount reflects the investment advisory fees and other expenses incurred by the Portfolios. For each Portfolio, an investment adviser is paid a fee that is a percentage of a Portfolio's average daily net assets, and thus the actual fee paid depends on size of the Portfolio. Each Portfolio also pays most or all of its operating expenses. See the accompanying current prospectuses for the Portfolios for further details.

PREMIUM TAXES

     Various states and other governmental entities levy a premium tax on annuity contracts issued by insurance companies. Premium tax rates are subject to change from time to time by legislative and other governmental action, and currently range from 0.0% to 4.0%. In addition, other governmental units within a state may levy these taxes.

     The timing of tax levies varies from one taxing authority to another. If premium taxes are applicable to a Contract, they will be deducted, depending on when the taxes are paid to the taxing authority, either (1) from premiums as they are received, or (2) from the Contract proceeds upon withdrawal or surrender, application of the proceeds to a Payment Option, or payment of a death benefit.

OTHER TAXES

     Currently, we do not make a charge against the Variable Account for federal, state or local taxes. We may, however, make such a charge in the future if income or gains within the Variable Account will result in any federal income tax liability to us. Charges for other taxes attributable to the Variable Account, if any, may also be made.


CHARGES FOR OPTIONAL DEATH BENEFIT RIDERS


     We deduct a monthly charge from Contract Account Value for both the Step-up Rider and the Rising Floor Rider. The charge is deducted on the Contract Date and on the same day of each month thereafter. The charge is a percent of Contract Account Value and is deducted proportionately from the Subaccount Values, by canceling Accumulation Units, and the Guaranteed Account Value under the Contract. The monthly charge is equal to 1/12 of the following annual rates:
Step-up Rider, 0.25%; Rising Floor Rider, 0.40%.


CHARGE DISCOUNTS FOR SALES TO CERTAIN CONTRACTS



     The Contract is available for purchase by individuals, corporations, and other groups. We may reduce or waive certain charges (Surrender Charge, Annual Administration Fee, or other charges) where the size or nature of such sales results in savings to us with respect to sales, administrative, or other costs. We also may reduce or waive charges on Contracts sold to officers, directors, and employees of PLACA or its affiliates. The extent and nature of the reduction or waiver may change from time to time, and the charge structure may vary.



     Generally, we reduce or waive charges based on a number of factors, including:



     - the number of Contract Owners;



     - the size of the group of purchasers;



     - the total premium expected to be paid;



     - total assets under management for the Contract Owner;



     - the purpose for which the Contracts are being purchased;



     - the expected persistency of individual Contracts; and



     - any other circumstances which are rationally related to the expected reduction in expenses.



     Reductions or waivers of charges will not discriminate unfairly among Contract Owners.

                                PAYMENT OPTIONS

ELECTION OF PAYMENT OPTIONS

     Before the Annuity Date, you can have the Surrender Value applied under a Payment Option, unless you elect to receive the Surrender Value in a single sum. In the event that you do not select a Payment Option, Surrender Value is applied to Option B, described below. In addition, a Beneficiary can have the death benefit applied under a Payment Option, unless you have already selected an option for the Beneficiary.

     Before beginning annuity payments under a Payment Option, we require that you return the Contract to the Service Center. We will issue a supplementary contract stating the terms of payment under the Payment Option selected. We also reserve the right to require satisfactory evidence of the identity, birth date, and sex of any Annuitant, and satisfactory evidence that any Annuitant is still alive. Before making each annuity payment under a life-contingent Payment Option, we reserve the right to require satisfactory evidence that any Annuitant is still alive.

     A Payment Option may be elected, revoked, or changed at any time before the Annuity Date while the Owner is living. If the Payee is other than the Owner, the election of a Payment Option requires our consent. An election of an option and any revocation or change must be made by Notice. Notice must be filed with our Service Center.

     An option may not be elected if any periodic payment under the election would be less than $50. Subject to this condition, payments may be made annually, semi-annually, quarterly, or monthly and are made at the beginning of the period.

     The available Payment Options are described below. The Payment Options are fixed, which means that each option has a fixed and guaranteed amount to be paid during the annuity period that is not in any way dependent upon the investment experience of the Variable Account.

     Instead of choosing one of the Payments Options listed below, you may elect to receive payments in any other manner that is acceptable to us and permissible under applicable law.

DESCRIPTION OF PAYMENT OPTIONS

     Option A -- Life Annuity Option. Under this Payment Option, payments are made in equal amounts each month during the Annuitant's lifetime with payments ceasing with the last payment prior to the death of the Annuitant. No amounts are payable after the Annuitant dies. Therefore, if the Annuitant dies immediately following the date of the first payment, the Payee will receive one monthly payment only.

     Option B -- Life Annuity Option with 10 Years Guaranteed. Under this Payment Option, payments are made in equal amounts each month during the Annuitant's lifetime with the guarantee that payments will be made for a period of not less than ten years. Under this option, if any Beneficiary dies while receiving payment, the present value of the current dollar amount on the date of death of any remaining guaranteed payments will be paid in one sum to the executors or administrators of the Beneficiary unless otherwise provided in writing. Calculation of this present value will be at 3% which is the rate of interest assumed in computing the amount of annuity payments.

     The amount of each payment will be determined from the tables in the Contract which apply to either Option A or Option B based upon the Annuitant's age and sex. If the Contract is sold in a group or employer-sponsored arrangement, the amount of the payments will be based on the Annuitant's age only. Age is determined from the nearest birthday at the due date of the first payment.

     Alternate Income Option. Instead of one of the above Payment Options, the Surrender Value or death benefit, as applicable, may be settled under an Alternate Income Option based on our single premium immediate annuity rates in effect at the time of settlement. These rates will be adjusted so that the first payment will be made immediately (at the beginning of the first month, rather than at the end of the month) which will result in receipt of one additional payment. These rates are 4% higher than our standard immediate annuity rates.

                            YIELDS AND TOTAL RETURNS

     From time to time, we may advertise or include in sales literature historical performance data, including yields, effective yields, standard annual total returns and non-standard measures of performance for the Subaccounts. These figures are based on historical earnings and do not indicate or project future performance. Each Subaccount may, from time to time, advertise or include in sales literature performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the SAI.

     Effective yields and total returns for a Subaccount are based on the investment performance of the corresponding Portfolio. A Portfolio's performance reflects the Portfolio's expenses. See the prospectuses for the Funds.


     The yield of the Money Market Subaccount refers to the annualized investment income generated by an investment in the Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. During extended periods of low interest rates, the yields of the Money Market Subaccount (or any Subaccount investing in a money market portfolio) may also become extremely low and possibly negative.


     The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

     The total return of a Subaccount refers to return quotations assuming an investment under a Contract has been held in the Subaccount for various periods of time including, but not limited to, a period measured from the date the Subaccount commenced operations. When a Subaccount has been in operation for one, five, and ten years, respectively, the total returns, for these periods are provided. For periods prior to the date a Subaccount commenced operations, performance information for Contracts funded by that Subaccount may also be calculated based on the performance of the corresponding Portfolio and the assumption that the Subaccount was in existence for the same periods as those indicated for the Portfolio, with the current level of Contract charges.

     The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Subaccount (including any Surrender Charge that would apply if an Owner terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).

     In addition to the versions described above, total return performance information computed on other versions may be used in advertisements and sales literature. Average total return information may be presented, computed on the same basis as described above, except deductions will not include the Surrender Charge. Total return information will be higher when the Surrender Charge is excluded than when it is included. In addition to the foregoing, we may present average annual total returns with and without deductions for Surrender Charges, computed to reflect the effect of a Credit Amount and Renewal

Credit. In such presentations, the Credit Amount and Renewal Credit may be of any percentage currently available under the Contract.

     Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed. For additional information regarding the calculation of performance data, please refer to the SAI.

     In advertising and sales literature, the performance of each Subaccount may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Subaccounts. Lipper Analytical Services, Inc. ("Lipper") and Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in major categories of investment objectives on an industry-wide basis.

     Lipper's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank these issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

     Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Composite Index of 500 stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as sources of performance comparison.

     We may also report other information, including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio's investment experience is positive.

                               FEDERAL TAX STATUS

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE

INTRODUCTION

     The following summary provides a general description of the federal income tax considerations associated with the Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your tax adviser for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or how they may be interpreted by the Internal Revenue Service (the "IRS").

     The Contract may be purchased on a tax-qualified basis or on a non-tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments consist solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on PLACA's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants, Beneficiaries, and Payees are responsible for determining that contributions, distributions, and other transactions with respect to the Contracts comply with applicable law. Therefore, purchasers of Qualified Contracts should seek tax advice regarding the suitability of a Contract for their situation. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS

     Diversification Requirements. The Code requires that the investments of the Variable Account be "adequately diversified" in order for the Contract to be treated as an annuity contract for federal income tax purposes. It is intended that the Variable Account, through the Funds, will satisfy these diversification requirements.

     Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the variable account supporting their contracts because of their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of an Owner to allocate premium payments and transfer Contract Account Value, have not been explicitly addressed in published rulings. While we believe that the Contract does not give Owners investment control over Variable Account assets, we reserve the right to modify the Contract as necessary to prevent an Owner from being treated as the owner of the Variable Account assets supporting the Contract.

     Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any Non-Qualified Contract to contain certain provisions specifying how the Owner's interest in the Contract will be distributed in the event of the Owner's death. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review these provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

     Other rules may apply to Qualified Contracts.

     The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

TAXATION OF ANNUITIES -- IN GENERAL


     We believe that if an Owner is a natural person, the Owner generally will not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, an agreement to assign or pledge any portion of the Contract Account Value and, in the case of a Qualified Contract, any portion of an interest in a retirement plan generally is treated as a distribution.)


TAXATION OF NON-QUALIFIED CONTRACTS

     Non-Natural Person. The Owner of a Contract who is not a natural person generally must include in income any increase in the excess of the Contract Account Value over the "investment in the Contract" (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     Withdrawals and Surrenders. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Account Value immediately before the distribution over the Owner's investment in the Contract at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     Penalty Tax on Certain Withdrawals and Surrenders. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

     - made on or after the taxpayer reaches age 59 1/2;

     - made on or after the death of an Owner;

     - attributable to the taxpayer's becoming disabled; or

     - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax. Other penalties may apply to Qualified Contracts.

     Annuity Payments. Although tax consequences may vary depending on the Payment Option elected under a Contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow an Owner to recover his or her investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once an investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of the Owner's or an Annuitant's death. Generally, these amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, the amounts are taxed in the same manner as a surrender of the Contract; or (2) if distributed under a Payment Option, the amounts are taxed in the same way as annuity payments.


     Transfers, Assignments, or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant or Payee other than the Owner, the selection of certain Maturity Dates, or the exchange of a Contract may result in tax consequences to an Owner that are not discussed here. An Owner contemplating any transfer, assignment designation, or exchange should consult a tax adviser as to these tax consequences.



     Charitable Remainder Trust Rider. Issues arising in connection with the ownership of certain annuity contracts by charitable remainder trusts are currently under extensive review by the IRS. You should consult a competent legal or tax adviser before arranging for the purchase of a Contract and/or Charitable Remainder Trust Rider by, or transfer of a Contract and/or Charitable Remainder Trust Rider to, a charitable remainder trust.



     Multiple Contracts. All non-qualified deferred annuity contracts that are issued by PLACA (or its affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in the Owner's income when a taxable distribution occurs.



     Separate Account Charges. It is possible that the IRS could take the position that charges for certain optional benefits are deemed to be taxable distributions. Consult your tax advisor prior to selecting any optional benefits.


TAXATION OF QUALIFIED CONTRACTS

     The Contracts are designed for use with several types of qualified retirement plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances.

Therefore, no attempt is made to provide more than general information about the use of the Contracts with qualified retirement plans. Owners, Annuitants, Beneficiaries, and Payees are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we are not bound by the terms and conditions of any plan to the extent these terms and conditions contradict the Contract.

     The Owner may wish to consult a tax adviser regarding the use of the Contract within a qualified retirement plan or in connection with other employee benefit plans or arrangements that receive favorable tax treatment, since many plans or arrangements provide the same type of tax deferral as provided by the Contract. The Contract provides a number of extra benefits and features not provided by employee benefit plans or arrangements alone, although there are costs and expenses under the Contract related to these benefits and features. Owners should carefully consider these benefits and features in relation to their costs as they apply to the Owner's particular situation.


     Distributions. Annuity payments under a Qualified Contract are generally taxed in a manner similar to a Non-Qualified Contract. When a withdrawal from a Qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the relationship between the Owner's investment in the Contract to the participant's total accrued benefit balance under the retirement plan. For Qualified Contracts, however, the investment in the Contracts will generally be zero unless nondeductible or after-tax contributions have previously been made to the relevant qualified plan or employer contributions or investment earnings have previously been includible in the income of the employee.


     Brief descriptions follow of different types of qualified retirement plans that may be used in connection with a Contract. We will endorse the Contract as necessary to conform it to the requirements of a plan.

     Corporate and Self-Employed Pension and Profit Sharing Plans. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if a Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all applicable legal requirements prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent tax advice.


     Individual Retirement Annuities. Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." There are legal limitations on the amount of the premiums or contributions under the IRA, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. Distributions, other than distributions of non-deductible contributions, are subject to income tax, and a 10% penalty tax is imposed on distributions before age 59 1/2, unless an exception applies. Certain small employers may establish SIMPLE IRA plans that allow employees to defer a percentage of their compensation up to a specified annual amount and employers to make matching or non-elective contributions to SIMPLE IRAs on behalf of their employees. Distributions before age 59 1/2 in the first two years of a SIMPLE IRA are, unless an exception applies, subject to a 25% penalty tax, and special restrictions apply to rollovers and transfers from SIMPLE IRAs. Employers may also establish simplified employee pension (SEP) plans to make IRA contributions on behalf of their employees. The Code may impose additional restrictions on IRAs, SIMPLE IRAs and SEP IRAs.


     Roth IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. "Qualified distributions" from a Roth IRA, as well as distributions which are the return of the owner's contributions to the Roth IRA, are generally not subject to tax. "Qualified distributions" are distributions that satisfy a five year holding period and are made: (1) on or after the owner reaches age 59 1/2; (2) to the beneficiary of the owner after the owner's death; (3) on account of the owner's disability; or (4) to pay for first-time home-buying expenses. Federal income tax, as well as a 10% penalty tax, will generally apply to distributions that are not "qualified distributions."


     Tax Sheltered Annuities. Section 403(b) of the Code allows employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax.

     The following amounts may not be distributed from Code section 403(b) annuity contracts prior to the employee's death, attainment of age 59 1/2, separation from service, disability, or financial hardship: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. In addition, earnings on amounts described in (2) or (3) above may not be distributed in the case of hardship.


     Death Benefits. The Contract includes a death benefit that in some cases may exceed the greater of premiums paid or the Contract Account Value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser. In addition, the IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.



FOREIGN TAX CREDITS



     To the extent that any underlying eligible Portfolio makes the appropriate election, certain foreign taxes paid by the Portfolio will be treated as being paid by us, and we may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to Contract Owners.


WITHHOLDING

     Distributions from a Contract generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.


     "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. Generally, an eligible rollover distribution is a distribution from these plans, except for certain distributions such as minimum distributions required by the Code, certain after-tax contributions, distributions paid in the form of an annuity, and certain hardship withdrawals. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to a section 401(a), section 403(b) plan, or governmental Section 457 plan or to an IRA.


POSSIBLE CHANGES IN TAXATION

     Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

OTHER TAX CONSEQUENCES

     As noted above, the foregoing comments about the federal tax consequences under the Contract are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. A tax adviser should be consulted for further information.

                           DISTRIBUTION OF CONTRACTS


     The Contracts are offered to the public on a continuous basis. Although we do not anticipate discontinuing the offering of the Contracts, we reserve the right to do so. Applications for Contracts are solicited by agents who are licensed by applicable state insurance authorities and authorized by us to sell the Contracts, and who are registered representatives of 1717 or other broker/dealers. 1717 is a wholly-owned indirect subsidiary of PMLIC and is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer. 1717 is also a member of the National Association of Securities Dealers, Inc. ("NASD").


     1717 acts as the principal underwriter, as defined in the 1940 Act, of the Contracts pursuant to an Underwriting Agreement between 1717 and ourselves. 1717 is not obligated to sell any specific number of Contracts. 1717's principal business address is Christiana Executive Campus, P.O. Box 15626, Wilmington, Delaware 19850. The Contracts may also be sold through other broker-dealers registered under the Securities Exchange Act of 1934 that have a selling agreement with 1717 or have a selling agreement with another broker-dealer that has a selling agreement with 1717.


     More information about 1717 and its registered representatives is available at http://www.nasdr.com or by calling (800) 289-9999. You also can obtain an investor brochure from NASD Regulation that includes information describing its Public Disclosure Program.


     We pay commissions, including other incentives or payments, to 1717 and to a number of nonaffiliated broker-dealers. We recoup commissions and other sales expenses through fees and charges imposed under the Contract. Although fees and charges are a source of revenue for this purpose, commissions paid on the Contract, including other incentives or payments, are not charged directly to Contract owners or the Separate Account.

     1717 retains the commissions on Contracts sold by its representatives. Nonaffiliated broker-dealers receive commissions on Contracts sold by their registered representatives, less a nominal charge by 1717 for expenses incurred. The commissions paid are no greater than 6% of premiums plus 0.60% of the Contract Account Value beginning in the tenth Contract Year. Alternative commission scales are available with a lower percent of premiums and a percentage of Contract Account Value beginning in Contract Year 2.


     Under our distribution agreement with 1717, we pay the following sales expenses: general agent and agency manager's compensation; agents' training allowances; deferred compensation and insurance benefits of agents, general agents, and agency managers; advertising expenses; and all other expenses of distributing the Contracts. We also pay for 1717's operating and other expenses. Commissions payable for sales by registered representatives of a broker-dealer having a selling agreement with 1717, and/or to registered representatives of a broker-dealer having a selling agreement with these broker-dealers, will be paid to such broker-dealers, who in turn may pay their registered representatives; these broker-dealers may retain a portion of the commissions. We may pay additional compensation to these broker-dealers and/or reimburse them for portions of Contract sales expenses.


     Because registered representatives (of 1717 or other broker-dealers) who sell the Contracts are also our life insurance agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, trips, prizes, and awards, subject to applicable regulatory requirements. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. In some circumstances and to the extent permitted by applicable regulatory requirements, 1717 may also reimburse certain sales and marketing expenses or pay other forms of special compensation to selling broker-dealers.

                               LEGAL PROCEEDINGS

     PMLIC and its subsidiaries, like other life insurance companies, are from time to time involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, PMLIC and PLACA believe that at the present time there are not pending or threatened lawsuits that are reasonably likely to have a material adverse impact on either of them or the Variable Account.

                            VOTING PORTFOLIO SHARES

     Even though we are the legal owner of the Portfolio shares held in the Subaccounts, and have the right to vote on all matters submitted to shareholders of the Portfolios, we will vote the shares as Owners instruct, so long as required by law.

     We will calculate the number of votes you may vote separately for each Subaccount. This amount may include fractional votes. The number of votes attributable to a Subaccount will be determined by applying your percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount. You hold this voting interest in each Subaccount to which your Variable Account Value is allocated. Your voting interest terminates on the Annuity Date or surrender of the Contract.

     The number of votes of a Portfolio you may vote will be determined as of the record date. Before a vote of a Portfolio's shareholders occurs, you will receive voting materials. We will ask you to instruct us on how to vote and to return your proxy to us in a timely manner. You will have the right to instruct us on the number of Portfolio shares that corresponds to the amount of Contract Account Value you have in that Portfolio (as of a date set by the Portfolio).

     If we do not receive voting instructions from you on time, we will vote your shares in the same proportion as the timely voting instructions we receive from other Owners. Should federal securities laws, regulations, or interpretations change, we may elect to vote Portfolio shares in our own right. If required by state insurance officials, or if permitted under federal regulation, under certain circumstances we may disregard certain Owner voting instructions. If we disregard voting instructions, we will send you a summary in the next annual report to Owners advising you of the action and the reasons we took such action.

     Portfolio shares held by us in a Subaccount as to which Owners do not have voting interest will be voted in proportion to the voting instructions we receive from Owners with respect to the shares they do vote. If you instruct us to abstain on any item to be voted upon, we will apply your abstention instruction on a pro rata basis to reduce the votes eligible to be cast by us.

                              FINANCIAL STATEMENTS


     Our audited statements of financial condition as of December 31, 2001 and 2000 and the related statements of operations, equity, and cash flows for each of the three years in the period ended December 31, 2001, as well as the Report of Independent Accountants, are contained in the SAI. The audited statements of assets and liabilities for the Variable Account as of December 31, 2001, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, are also included in the SAI.

                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS


  Additional Contract Provisions..............................   S-2
       The Contract...........................................   S-2
       Incontestability.......................................   S-2
       Misstatement of Age or Sex.............................   S-2
       Non-Participation......................................   S-2
  Calculation of Yields and Total Returns.....................   S-2
       Money Market Subaccount Yields.........................   S-3
       Other Subaccount Yields................................   S-4
       Average Annual Total Returns...........................   S-4
       Other Total Returns....................................   S-6
       Effect of the Administration Fee on Performance Data...   S-8
  Standard & Poor's...........................................   S-8
  Safekeeping of Account Assets...............................   S-9
  State Regulation............................................   S-9
  Records and Reports.........................................   S-9
  Legal Matters...............................................  S-10
  Experts.....................................................  S-10
  Other Information...........................................  S-10
  Financial Information.......................................  S-10
  Financial Statements........................................   F-1

                                   APPENDIX A
                              FINANCIAL HIGHLIGHTS

     The following condensed financial information is derived from the financial statements of the Variable Account. The data should be read in conjunction with the financial statements, related notes, and other financial information included in the SAI under the caption "Financial Statements."


     The table below sets forth certain information regarding the Subaccounts as of December 31, 2001.


                                                    NUMBER OF                NUMBER OF                NUMBER OF
                                          UNIT        UNITS        UNIT        UNITS        UNIT        UNITS        UNIT
                                         VALUE     OUTSTANDING    VALUE     OUTSTANDING    VALUE     OUTSTANDING    VALUE
                                         AS OF        AS OF       AS OF        AS OF       AS OF        AS OF       AS OF
              SUBACCOUNT                12/31/01    12/31/01     12/31/00    12/31/00     12/31/99    12/31/99     12/31/98
--------------------------------------  --------   -----------   --------   -----------   --------   -----------   --------
Market Street All Pro Broad Equity....  1,005.91    24,369.67    1,170.95    30,089.95    1,082.22    36,535.03    1,065.67
Market Street All Pro Large Cap
 Growth...............................    445.29    28,318.04      576.76    28,526.68      721.62    16,594.64      583.02
Market Street All Pro Large Cap
 Value................................    482.00    24,033.08      492.50    12,975.26      490.76    10,251.06      490.39
Market Street All Pro Small Cap
 Growth...............................    593.28    29,368.07      715.66    28,248.88      919.80    15,683.15      485.44
Market Street All Pro Small Cap
 Value................................    491.28    26,966.82      441.75    16,069.68      370.54     8,460.21      408.65
Market Street Equity 500 Index........  1,267.94    78,359.83    1,465.42    89,779.98    1,636.75    91,709.23    1,377.32
Market Street International...........    809.77    18,989.04      934.58    20,759.97      975.06    22,407.12      764.54
Market Street Mid Cap Growth..........  1,311.73    17,548.95    1,384.12    16,804.68    1,014.50    12,579.61      887.21
Market Street Balanced................    847.34    16,715.32      924.31    14,052.88      861.32    17,728.19      866.94
Market Street Bond....................    696.40    24,792.71      657.46    18,085.07      608.19    21,753.98      637.92
Market Street Money Market............    661.98   112,871.34      647.63    90,706.06      618.73    77,880.41      598.06
Fidelity VIP Contrafund(R) Portfolio
 (Service Class 2)....................    396.62    10,247.01      459.53     6,463.92
Fidelity VIP Growth Portfolio (Service
 Class 2).............................    347.26    22,864.59      428.78    11,860.92
Fidelity VIP Growth Opportunities
 Portfolio (Service Class 2)..........    355.81     2,620.01      422.73     1,695.87
Fidelity VIP Overseas Portfolio
 (Service Class 2)....................    312.91     5,724.52      402.52     3,049.93
MFS Emerging Growth Series (Service
 Class)...............................    261.75     5,657.68      399.91     2,550.09
MFS Investors Trust Series (Service
 Class)...............................    407.30     4,164.89      492.33     1,614.71
MFS New Discovery Series (Service
 Class)...............................    433.05     2,278.93      463.53       542.85
MFS Research Series (Service Class)...    344.98     2,056.58      445.05       926.82
OCC Equity............................  1,187.77    15,647.79    1,295.47    15,026.58    1,195.14    18,277.71    1,181.96
OCC Managed...........................  1,174.16    28,838.33    1,252.24    32,559.61    1,157.06    42,989.61    1,117.54
PIMCO High Yield (Administrative
 Class)...............................    496.28     2,730.60      492.40     1,241.32
PIMCO Total Return (Administrative
 Class)...............................    576.37    15,052.14      550.17     1,264.78
Strong Mid Cap Growth Fund II.........    284.48    22,188.40      416.75    17,120.70
Strong Opportunity Fund II............    467.70     9,045.06      494.33     2,626.72
Van Eck Worldwide Bond................    503.05     3,301.46      537.64     3,276.04      535.14     3,677.74      588.75
Van Eck Worldwide Emerging Markets....    325.87    17,790.10      336.57    20,032.46      587.10    11,368.57      345.27
Van Eck Worldwide Hard Assets.........    399.66     1,937.98      452.62     2,549.36      411.96     1,882.22      297.26
Van Eck Worldwide Real Estate.........    500.20     2,811.44      481.58     2,316.90      411.36     1,158.87      425.72

                                         NUMBER OF                NUMBER OF                NUMBER OF                NUMBER OF
                                           UNITS        UNIT        UNITS        UNIT        UNITS        UNIT        UNITS
                                        OUTSTANDING    VALUE     OUTSTANDING    VALUE     OUTSTANDING    VALUE     OUTSTANDING
                                           AS OF       AS OF        AS OF       AS OF        AS OF       AS OF        AS OF
              SUBACCOUNT                 12/31/98     12/31/97    12/31/97     12/31/96    12/31/96     12/31/95    12/31/95
--------------------------------------  -----------   --------   -----------   --------   -----------   --------   -----------
Market Street All Pro Broad Equity....   34,680.05      950.55    32,051.38     775.34     26,301.47     657.63     18,875.42
Market Street All Pro Large Cap
 Growth...............................    3,398.61
Market Street All Pro Large Cap
 Value................................    3,752.20
Market Street All Pro Small Cap
 Growth...............................    2,787.56
Market Street All Pro Small Cap
 Value................................    2,343.81
Market Street Equity 500 Index........   61,689.14    1,088.42    48,054.18     831.78     22,336.06     686.84     10,498.25
Market Street International...........   22,728.56      704.02    23,495.92     651.04     23,424.42     595.43     17,907.81
Market Street Mid Cap Growth..........   12,301.49      833.15    11,389.39     697.07      9,335.43     584.65      6,154.75
Market Street Balanced................   18,219.44      781.27    16,899.90     653.55     13,564.35     592.07      9,803.13
Market Street Bond....................   18,437.76      597.74    10,217.64     553.59      7,672.67     545.35      4,938.33
Market Street Money Market............   62,328.14      575.95    45,925.41     554.47     45,000.79     534.58     30,689.17
Fidelity VIP Contrafund(R) Portfolio
 (Service Class 2)....................
Fidelity VIP Growth Portfolio (Service
 Class 2).............................
Fidelity VIP Growth Opportunities
 Portfolio (Service Class 2)..........
Fidelity VIP Overseas Portfolio
 (Service Class 2)....................
MFS Emerging Growth Series (Service
 Class)...............................
MFS Investors Trust Series (Service
 Class)...............................
MFS New Discovery Series (Service
 Class)...............................
MFS Research Series (Service Class)...
OCC Equity............................   19,823.89    1,071.54    19,067.19     858.13     12,563.72     572.66     11,392.30
OCC Managed...........................   53,641.58    1,057.94    54,119.40     877.27     43,626.63     545.82      6,615.25
PIMCO High Yield (Administrative
 Class)...............................
PIMCO Total Return (Administrative
 Class)...............................
Strong Mid Cap Growth Fund II.........
Strong Opportunity Fund II............
Van Eck Worldwide Bond................      430.59
Van Eck Worldwide Emerging Markets....      791.04
Van Eck Worldwide Hard Assets.........    1,094.81
Van Eck Worldwide Real Estate.........      396.85

                                                    NUMBER OF                NUMBER OF
                                          UNIT        UNITS        UNIT        UNITS
                                         VALUE     OUTSTANDING    VALUE     OUTSTANDING
                                         AS OF        AS OF       AS OF        AS OF
              SUBACCOUNT                12/31/94    12/31/94     12/31/93    12/31/93
--------------------------------------  --------   -----------   --------   -----------
Market Street All Pro Broad Equity....   511.45     12,476.41     506.46      3,168.61
Market Street All Pro Large Cap
 Growth...............................
Market Street All Pro Large Cap
 Value................................
Market Street All Pro Small Cap
 Growth...............................
Market Street All Pro Small Cap
 Value................................
Market Street Equity 500 Index........   507.68      3,571.24     509.51        818.51
Market Street International...........   528.22     15,548.80     534.25      2,539.74
Market Street Mid Cap Growth..........   522.44      2,846.86     529.79        452.21
Market Street Balanced................   482.84      8,582.76     498.70      2,536.72
Market Street Bond....................   459.55      3,487.30     493.74      1,656.64
Market Street Money Market............   513.30     16,531.43     501.47      4,652.76
Fidelity VIP Contrafund(R) Portfolio
 (Service Class 2)....................
Fidelity VIP Growth Portfolio (Service
 Class 2).............................
Fidelity VIP Growth Opportunities
 Portfolio (Service Class 2)..........
Fidelity VIP Overseas Portfolio
 (Service Class 2)....................
MFS Emerging Growth Series (Service
 Class)...............................
MFS Investors Trust Series (Service
 Class)...............................
MFS New Discovery Series (Service
 Class)...............................
MFS Research Series (Service Class)...
OCC Equity............................   515.26      2,813.10     503.29        313.68
OCC Managed...........................
PIMCO High Yield (Administrative
 Class)...............................
PIMCO Total Return (Administrative
 Class)...............................
Strong Mid Cap Growth Fund II.........
Strong Opportunity Fund II............
Van Eck Worldwide Bond................
Van Eck Worldwide Emerging Markets....
Van Eck Worldwide Hard Assets.........
Van Eck Worldwide Real Estate.........

               PROVIDENTMUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT
                                  (REGISTRANT)

              PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA
                                  (DEPOSITOR)
                             300 CONTINENTAL DRIVE
                             NEWARK, DELAWARE 19713
                                 1-800-688-5177

                      STATEMENT OF ADDITIONAL INFORMATION
         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

     This Statement of Additional Information ("SAI") contains additional information regarding the individual flexible premium deferred variable annuity contract (the "Contract") offered by Providentmutual Life and Annuity Company of America ("PLACA").


     This SAI is not a prospectus, and should be read together with the prospectus for the Contract dated May 1, 2002 and the prospectuses for Market Street Fund; Fidelity Variable Insurance Products; MFS Variable Insurance Trust; OCC Accumulation Trust; PIMCO Variable Insurance Trust; Strong Variable Insurance Funds, Inc.; Strong Opportunity Fund II, Inc. and Van Eck Worldwide Insurance Trust. You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown above. Capitalized terms in the SAI have the same meanings as in the prospectus for the Contract.



      THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS MAY 1, 2002


                      STATEMENT OF ADDITIONAL INFORMATION


                               TABLE OF CONTENTS



  ADDITIONAL CONTRACT PROVISIONS..............................   S-2
       The Contract...........................................   S-2
       Incontestability.......................................   S-2
       Misstatement of Age or Sex.............................   S-2
       Non-Participation......................................   S-2
  CALCULATION OF YIELDS AND TOTAL RETURNS.....................   S-2
       Money Market Subaccount Yields.........................   S-3
       Other Subaccount Yields................................   S-4
       Average Annual Total Returns...........................   S-4
       Other Total Returns....................................   S-6
       Effect of the Annual Administrative Fee on Performance
        Data..................................................   S-8
  STANDARD & POOR'S...........................................   S-8
  SAFEKEEPING OF ACCOUNT ASSETS...............................   S-9
  STATE REGULATION............................................   S-9
  RECORDS AND REPORTS.........................................   S-9
  LEGAL MATTERS...............................................  S-10
  EXPERTS.....................................................  S-10
  OTHER INFORMATION...........................................  S-10
  FINANCIAL INFORMATION.......................................  S-10
  FINANCIAL STATEMENTS........................................   F-1

                         ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

     The entire Contract between you and us is made up of the Contract, and your Application. The statements made in the Application are deemed representations and not warranties. We cannot use any statement in defense of a claim or to void a Contract unless it is contained in the Application and a copy of the Application is attached to the Contract at issue.

INCONTESTABILITY

     We will not contest the Contract after it has been in force during the Annuitant's lifetime for two years from the Contract Date.

MISSTATEMENT OF AGE OR SEX

     If the age or sex of any Annuitant has been misstated, we will pay the amount which the proceeds would have purchased at the correct age and sex.

     If we make an overpayment because of an error in age or sex, the overpayment plus interest at 3% compounded annually will be a debt against the Contract. If the debt is not repaid, future payments will be reduced accordingly.

     If we make an underpayment because of an error in age or sex, any annuity payments will be recalculated at the correct age and sex and future payments will be adjusted. The underpayment with interest at 3% compounded annually will be paid in a single sum.

NON-PARTICIPATION

     The Contract is not eligible for dividends and will not participate in PLACA's divisible surplus.

                    CALCULATION OF YIELDS AND TOTAL RETURNS

     From time to time, we may disclose historical performance data for the Subaccounts including yields, effective yields, annual total returns, and other measures of performance. This performance data will be computed, or accompanied by performance data computed, in accordance with SEC standards.

     Because of the charges and deductions imposed under a Contract, performance data for the Subaccounts will be lower than the performance data for their corresponding Portfolios. The performance of a Subaccount will be affected by expense reimbursements and fee waivers applicable to their corresponding Portfolios. Without these reimbursements and waivers, performance would be lower. In addition, the calculations of yields, total returns, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes currently range from 0% to 4.0% of premium depending on the state in which the Contract is sold.

     The Funds have provided all performance information for the Portfolios, including the Portfolio total return information used to calculate the total returns of the Subaccounts for periods prior to the inception of the Subaccounts. Market Street Fund ("Market Street Fund") is affiliated with PLACA. None of the other Funds is affiliated with PLACA. While PLACA has no reason to doubt the accuracy of the figures provided by these non-affiliated Funds, PLACA does not represent that they are true and complete, and disclaims all responsibility for these figures.

     PERFORMANCE FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE PERFORMANCE. THE PERFORMANCE OF EACH SUBACCOUNT WILL FLUCTUATE ON A DAILY BASIS.

MONEY MARKET SUBACCOUNT YIELDS

     From time to time, sales literature, or advertisements may quote the current annualized yield of the Money Market Subaccount for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses or income other than investment income on shares of the Money Market Portfolio or on its portfolio securities.

     This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit in the Money Market Subaccount at the beginning of the period, dividing the net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net investment income of the Portfolio attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Annual Administrative Fee and (2) the Annual Annuity Charge. For purposes of calculating current yields for a Contract, an average per unit administrative fee is used based on the $40 administrative fee deducted at the end of each Contract Year. Current Yield will be calculated according to the following formula:

     Current Yield = ((NCS - ES)/UV) X (365/7)

     Where:

     NCS = the net change in the value of the Portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Accumulation Unit in the Money Market Subaccount.

     ES   = per unit expenses attributable to the hypothetical account for the seven-day period.

     UV  = the unit value on the first day of the seven-day period.

     The effective yield of the Money Market Subaccount determined on a compounded basis for the same seven-day period may also be quoted.

     The effective yield is calculated by compounding the unannualized base period return according to the following formula:

     Effective Yield = (1 + ((NCS - ES)/UV))(365/7) - 1

     Where:

     NCS = the net change in the value (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Accumulation Unit in the Money Market Subaccount.

     ES   = per unit expenses attributable to the hypothetical account for the seven-day period.

     UV  = the unit value on the first day of the seven-day period.

     The Money Market Subaccount's yield is affected by changes in interest rates on money market securities, the average portfolio maturity of the Money Market Portfolio, the types of quality of portfolio securities held by the Money Market Portfolio, and the Money Market Portfolio's operating expenses. Yields on amounts held in the Money Market Subaccount may also be presented for periods other than a seven-day period.

     Yield calculations do not take into account the Surrender Charge under the Contract equal to 2% to 8% of premiums paid during the nine years prior to the surrender or withdrawal (including the year in which the surrender is made) on premiums surrendered or withdrawn under the Contract. A Surrender Charge will not be imposed in any Contract Year on an amount up to 10% of the Contract Account Value as of the beginning of such year (10% of the premium payments in the first Contract Year).


     The current yield and effective yield for the Money Market Subaccount for the seven days ended December 31, 2001 were 0.58% and 0.58%, respectively.


OTHER SUBACCOUNT YIELDS

     From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the Money Market Subaccount) for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount over a specific 30-day or one-month period. Because the yield is annualized, the yield generated by a Subaccount during a 30-day or one-month period is assumed to be generated each period over a 12-month period.

     The yield is computed by dividing: (1) the net investment income of the Portfolio attributable to the Subaccount's Accumulation Units less Subaccount expenses for the period; by (2) the maximum offering price per Accumulation Unit on the last day of the period times the daily average number of Accumulation Units outstanding for the period. This number is then compounded for a twelve-month period. Expenses attributable to the Subaccount include the Annual Administrative Fee and the Annual Annuity Charge. The yield calculation assumes an Annual Administrative Fee of $40 per year per Contract deducted at the end of each Contract Year. For purposes of calculating the 30-day or one-month yield, an average administrative fee per dollar of the Variable Account Value is used to determine the amount of the charge attributable to the Subaccount for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

     Yield = ((((NI - ES)/(U X UV)) + 1)(12)-1)

     Where:

     NI   = net investment income of the Portfolio for the 30-day or one-month period attributable to the Subaccount's Accumulation Units.

     ES   = expenses of the Subaccount for the 30-day or one-month period.

     U    = the average number of Accumulation Units outstanding.

     UV = the unit value at the close of the last day in the 30-day or one-month period.

     A Subaccount's yield is affected by changes in interest rates, average portfolio maturity of a Portfolio, the types and quality of portfolio securities held by the Portfolio, and a Portfolio's operating expenses.

     Yield calculations do not take into account the Surrender Charge under the Contract equal to 2% to 8% of premiums paid during the nine years prior to the surrender or withdrawal (including the year in which the surrender is made) on premiums surrendered or withdrawn under the Contract. A Surrender Charge will not be imposed in any Contract Year on an amount up to 10% of the Contract Account Value as of the beginning of such year (10% of the premium payments in the first Contract Year).

AVERAGE ANNUAL TOTAL RETURNS

     From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Subaccounts for various periods of time.


     Until a Subaccount has been in operation for 10 years, PLACA will include quotes of average annual total return for the period measured from the Subaccount's inception. When a Subaccount has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed. Average annual total return for the Subaccounts may include information for the period before any contracts were registered under the Securities Act of 1933, as amended, from the inception of the Subaccounts with the level of Contract charges currently in effect.


     Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will normally be for the most recent calendar quarter, considering the type and media of the communication and will be stated in the communication.

     Average annual total returns will be calculated using Subaccount unit values based on the performance of the Subaccount's underlying Portfolio, the deductions for the Annual Annuity Charge, and the Annual Administrative Fee. The calculation assumes that the administrative fee is $40 per year per Contract deducted at the end of each Contract Year. For purposes of calculating average annual total return, an average administrative fee per dollar of the Variable Account Value is used to determine the amount of the charge attributable to the Subaccount for the period. The calculation also assumes surrender of the Contract at the end of the period for the return quotation during the first nine Contract Years. The total return will therefore reflect a deduction of the Surrender Charge for any period less than nine years. The total return will then be calculated according to the following formula:

     TR  = ((ERV/P)(1/N)) - 1

     Where:

     TR  = the average annual total return.

     ERV = the ending redeemable value (net of Subaccount recurring charges and applicable Surrender Charge) of the hypothetical account at the end of the period.

     P    = a hypothetical initial payment of $1,000.

     N    = the number of years in the period.

     Based on the foregoing calculations and assuming no Credit Amount addition, average annual total return for the Subaccounts is as follows:


                                                FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR        FROM THE
                                                 PERIOD ENDED     PERIOD ENDED     PERIOD ENDED     DATE OF SUBACCOUNT
                                                   12/31/01         12/31/01         12/31/01           INCEPTION
                                                --------------   --------------   ---------------   ------------------
MARKET STREET FUND
  All Pro Broad Equity Portfolio (April 14,
    1992).....................................      (20.26)%           3.93%            n/a                 8.41%
  All Pro Large Cap Growth Portfolio (May 29,
    1998).....................................      (28.26)%            n/a             n/a                (4.02)%
  All Pro Large Cap Value Portfolio (May 22,
    1998).....................................       (9.25)%            n/a             n/a                (2.79)%
  All Pro Small Cap Growth Portfolio (May 29,
    1998).....................................      (23.02)%            n/a             n/a                 4.86%
  All Pro Small Cap Value Portfolio (May 29,
    1998).....................................        3.11%             n/a             n/a                (1.15)%
  Equity 500 Index Portfolio(1) (October 1,
    1993).....................................      (19.69)%            n/a             n/a                11.79%
  International Portfolio (April 14, 1992)....      (19.58)%           2.99%            n/a                 7.03%
  Mid Cap Growth Portfolio (April 14, 1992)...      (12.10)%          12.43%            n/a                10.53%
  Balanced Portfolio (April 14, 1992).........      (14.95)%           3.91%            n/a                 7.51%
  Bond Portfolio (April 14, 1992).............       (1.84)%           3.24%            n/a                 5.00%
  Money Market Portfolio (April 14, 1992).....       (5.25)%           2.09%            n/a                 3.06%
FIDELITY VARIABLE INSURANCE PRODUCTS
  (SERVICE CLASS 2)
  Contrafund(R) Portfolio (February 7,
    2000).....................................      (19.89)%            n/a             n/a               (14.98)%
  Growth Portfolio (February 7, 2000).........      (24.78)%            n/a             n/a               (20.73)%

contracts were registered under the Securities Act of 1933, as amended, from the inception of the Subaccounts, with the level of Contract charges currently in effect.


     Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will normally be for the most recent calendar quarter, considering the type and media of the communication and will be stated in the communication.

     Average annual total returns will be calculated using Subaccount unit values based on the performance of the Subaccount's underlying Portfolio, the deductions for the Annual Annuity Charge, and the Annual Administrative Fee. The calculation assumes that the administrative fee is $40 per year per Contract deducted at the end of each Contract Year. For purposes of calculating average annual total return, an average administrative fee per dollar of the Variable Account Value is used to determine the amount of the charge attributable to the Subaccount for the period. The calculation also assumes surrender of the Contract at the end of the period for the return quotation during the first nine Contract Years. The total return will therefore reflect a deduction of the Surrender Charge for any period less than nine years. The total return will then be calculated according to the following formula:

     TR  = ((ERV/P)(1/N)) - 1

     Where:

     TR  = the average annual total return.

     ERV = the ending redeemable value (net of Subaccount recurring charges and applicable Surrender Charge) of the hypothetical account at the end of the period.

     P    = a hypothetical initial payment of $1,000.

     N    = the number of years in the period.

     Based on the foregoing calculations and assuming no Credit Amount addition, average annual total return for the Subaccounts is as follows:


                                                FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR        FROM THE
                                                 PERIOD ENDED     PERIOD ENDED     PERIOD ENDED     DATE OF SUBACCOUNT
                                                   12/31/01         12/31/01         12/31/01           INCEPTION
                                                --------------   --------------   ---------------   ------------------
MARKET STREET FUND
  All Pro Broad Equity Portfolio (April 14,
    1992).....................................      (20.26)%           3.93%            n/a                 8.41%
  All Pro Large Cap Growth Portfolio (May 29,
    1998).....................................      (28.26)%            n/a             n/a                (4.02)%
  All Pro Large Cap Value Portfolio (May 22,
    1998).....................................       (9.25)%            n/a             n/a                (2.79)%
  All Pro Small Cap Growth Portfolio (May 29,
    1998).....................................      (23.02)%            n/a             n/a                 4.86%
  All Pro Small Cap Value Portfolio (May 29,
    1998).....................................        3.11%             n/a             n/a                (1.15)%
  Equity 500 Index Portfolio(1) (October 1,
    1993).....................................      (19.69)%            n/a             n/a                11.79%
  International Portfolio (April 14, 1992)....      (19.58)%           2.99%            n/a                 7.03%
  Mid Cap Growth Portfolio (April 14, 1992)...      (12.10)%          12.43%            n/a                10.53%
  Balanced Portfolio (April 14, 1992).........      (14.95)%           3.91%            n/a                 7.51%
  Bond Portfolio (April 14, 1992).............       (1.84)%           3.24%            n/a                 5.00%
  Money Market Portfolio (April 14, 1992).....       (5.25)%           2.09%            n/a                 3.06%
FIDELITY VARIABLE INSURANCE PRODUCTS
  (SERVICE CLASS 2)
  Contrafund(R) Portfolio (February 7,
    2000).....................................      (19.89)%            n/a             n/a               (14.98)%
  Growth Portfolio (February 7, 2000).........      (24.78)%            n/a             n/a               (20.73)%

     Based on this method of calculation and assuming no Credit Amount addition, average annual total return information is as follows:



                                               FOR THE    FOR THE    FOR THE    FOR THE    FOR THE    FOR THE
                                               1-MONTH    3-MONTH     1-YEAR     3-YEAR     5-YEAR    10-YEAR     FROM THE
                                                PERIOD     PERIOD     PERIOD     PERIOD     PERIOD     PERIOD     DATE OF
                                                ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     SUBACCOUNT
                                       YTD     12/31/01   12/31/01   12/31/01   12/31/01   12/31/01   12/31/01   INCEPTION
                                      ------   --------   --------   --------   --------   --------   --------   ----------
MARKET STREET FUND
  All Pro Broad Equity Portfolio
    (April 14, 1992)................  (14.19)%   1.57%     12.58%     (14.19)%   (2.01)%     5.26%      8.30%(2)     8.41%
  All Pro Large Cap Growth Portfolio
    (May 29, 1998)..................  (22.89)%   0.21%     12.49%     (22.89)%   (8.71)%      n/a        n/a        (2.00)%
  All Pro Large Cap Value Portfolio
    (May 22, 1998)..................   (2.23)%   1.94%      7.45%      (2.23)%   (0.67)%      n/a        n/a        (0.76)%
  All Pro Small Cap Growth Portfolio
    (May 29, 1998)..................  (17.20)%   6.10%     29.09%     (17.20)%    6.83%       n/a        n/a         6.78%
  All Pro Small Cap Value Portfolio
    (May 29, 1998)..................   11.11%    6.66%     18.25%      11.11%     6.24%       n/a        n/a         0.94%
  Equity 500 Index Portfolio(1)
    (October 1, 1993)...............  (13.58)%   0.62%     10.05%     (13.58)%   (2.83)%     8.73%       n/a        11.90%
  International Portfolio (April 14,
    1992)...........................  (13.45)%   0.68%      7.38%     (13.45)%    1.84%      4.38%      6.21%        7.03%
  Mid Cap Growth Portfolio (April
    14, 1992).......................   (5.33)%   5.02%     20.74%      (5.33)%   13.84%     13.42%      9.98%(2)    10.53%
  Balanced Portfolio (April 14,
    1992)...........................   (8.43)%  (0.48)%     3.92%      (8.43)%   (0.86)%     5.25%      7.47%(2)     7.51%
  Bond Portfolio (April 14, 1992)...    5.82%   (0.94)%     0.35%       5.82%     2.87%      4.61%      4.77%(2)     5.00%
  Money Market Portfolio (April 14,
    1992)...........................    2.12%    0.00%      0.10%       2.12%     3.35%      3.52%      3.04%(2)     3.06%
FIDELITY VARIABLE INSURANCE PRODUCTS
  (SERVICE CLASS 2)
  Contrafund(R) Portfolio (February
    7, 2000)........................  (13.78)%   2.22%      6.43%        n/a       n/a        n/a        n/a       (20.86)%
  Growth Portfolio (February 7,
    2000)...........................  (19.10)%   0.48%     16.33%        n/a       n/a        n/a        n/a       (30.74)%
  Growth Opportunities Portfolio
    (February 7, 2000)..............  (15.92)%   0.95%     11.48%        n/a       n/a        n/a        n/a       (29.03)%
  Overseas Portfolio (February 7,
    2000)...........................  (22.35)%  (0.20)%     9.44%        n/a       n/a        n/a        n/a       (37.61)%
MFS VARIABLE INSURANCE TRUST
  (SERVICE CLASS)
  Emerging Growth Portfolio (May 2,
    2000)...........................  (34.61)%   2.04%     21.43%        n/a       n/a        n/a        n/a       (47.82)%
  Investors Trust Portfolio (May 2,
    2000)...........................  (17.34)%   0.46%      7.69%        n/a       n/a        n/a        n/a       (18.71)%
  New Discovery Portfolio (May 2,
    2000)...........................   (6.64)%   6.45%     25.52%        n/a       n/a        n/a        n/a       (13.56)%
  Research Portfolio (May 2,
    2000)...........................  (22.55)%   1.65%     11.84%        n/a       n/a        n/a        n/a       (31.17)%
OCC ACCUMULATION TRUST
  Equity Portfolio (September 15,
    1994)...........................   (8.41)%  (0.37)%     2.14%      (8.41)%    0.06%      6.64%       n/a        11.71%
  Managed Portfolio (September 15,
    1994)...........................   (6.34)%  (0.18)%     1.28%      (6.34)%    1.56%      5.92%       n/a        11.50%
PIMCO VARIABLE INSURANCE TRUST
  (ADMINISTRATIVE CLASS)
  High Yield Portfolio (February 7,
    2000)...........................    0.69%   (0.48)%     4.39%       0.69%      n/a        n/a        n/a        (0.49)%
  Total Return Portfolio (February
    7, 2000)........................    4.66%   (2.49)%    (2.06)%      4.66%      n/a        n/a        n/a         7.69%
STRONG VARIABLE INSURANCE FUNDS,
  INC.
  Mid Cap Growth Fund II Portfolio
    (May 2, 2000)...................  (31.84)%   1.55%     21.41%     (31.84)%    2.29%(2)    n/a        n/a       (28.91)%
STRONG OPPORTUNITY FUND II, INC.
  Opportunity Fund II Portfolio (May
    2, 2000)........................   (5.49)%   3.58%     19.50%      (5.49)%    9.70%(2)  12.82%(2)    n/a        (4.04)%

                                               FOR THE    FOR THE    FOR THE    FOR THE    FOR THE    FOR THE
                                               1-MONTH    3-MONTH     1-YEAR     3-YEAR     5-YEAR    10-YEAR     FROM THE
                                                PERIOD     PERIOD     PERIOD     PERIOD     PERIOD     PERIOD     DATE OF
                                                ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     SUBACCOUNT
                                       YTD     12/31/01   12/31/01   12/31/01   12/31/01   12/31/01   12/31/01   INCEPTION
                                      ------   --------   --------   --------   --------   --------   --------   ----------
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Bond Portfolio (July 5,
    1996)...........................   (6.53)%  (3.51)%    (3.86)%     (6.53)%   (5.22)%    (0.93)%     0.72%(2)     0.01%
  Worldwide Emerging Markets
    Portfolio (July 5, 1996)........   (3.28)%   6.41%     26.11%      (3.28)%    3.02%     (9.25)%      n/a        (7.65)%
  Worldwide Hard Assets Portfolio
    (July 5, 1996)..................  (11.80)%   3.96%      8.33%     (11.80)%    4.91%     (5.36)%     3.39%(2)    (4.12)%
  Worldwide Real Estate Portfolio
    (May 1, 1998)...................    3.77%    2.13%      4.02%       3.77%     5.43%       n/a        n/a        (0.09)%


---------------

(1) As of February 7, 2000, shares of the Market Street Fund Equity 500 Index Portfolio were substituted for shares of the Fidelity Variable Insurance Products Fund Index 500 Portfolio. Subaccount performance for periods prior to the substitution is based on the performance of the Fidelity Variable Insurance Products Fund Index 500 Portfolio.



(2)Performance represents periods prior to the inception date of the Subaccount.



     From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date a Subaccount commenced operations. This performance information for the Subaccounts will be calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect.


     We may also disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

     CTR = (ERV/P)-1

     Where:

     CTR = the Cumulative Total Return for the period.

     ERV = the ending redeemable value (net of Subaccount recurring charges) of the hypothetical investment at the end of the period.

     P     = a hypothetical initial payment of $1,000.

EFFECT OF THE ANNUAL ADMINISTRATIVE FEE ON PERFORMANCE DATA

     The Contract provides for a $40 Annual Administrative Fee to be deducted annually at the end of each Contract Year from the Subaccounts and the Guaranteed Account based on the proportion that the value of each account bears to the total Contract Account Value. For purposes of reflecting the Annual Administrative Fee in yield and total return quotations, the annual charge is converted into a per-dollar per-day charge based on a Contract Account Value in the Variable Account of $40,000 on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.

                               STANDARD & POOR'S

     "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by PMLIC and its affiliates and subsidiaries. The Contract is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Contract.

     S&P makes no representation or warranty, express or implied, to the Owners of the Contracts and the Equity 500 Index Portfolio or any member of the public regarding the advisability of investing in securities generally, or in the Contracts and the Equity 500 Index Portfolio particularly, or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to PLACA and the Market Street Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed, and calculated by S&P without regard to PLACA, the Market Street

Fund, the Contracts, or the Equity 500 Index Portfolio. S&P has no obligation to take the needs of PLACA, the Market Street Fund, the Owners of the Contracts, or the Equity 500 Index Portfolio into consideration in determining, composing, or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Contracts or the Equity 500 Index Portfolio or the timing of the issuance or sale of the Contracts or the Equity 500 Index Portfolio or in the determination or calculation of the equation by which the Contracts or the Equity 500 Index Portfolio are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Contracts or the Equity 500 Index Portfolio.

     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PLACA, THE MARKET STREET FUND, OWNERS OF THE CONTRACT, AND THE EQUITY 500 INDEX PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                         SAFEKEEPING OF ACCOUNT ASSETS

     We hold the title to the assets of the Variable Account. The assets in the Variable Account are legally segregated from our General Account assets and from the assets in any other separate account.

     Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.


     Our officers and employees are covered by a financial institution bond issued by Continental Casualty Company (a subsidiary of CNA) to Provident Mutual Life Insurance Company ("PMLIC") with limits of $10 million per occurrence and $20 million in the aggregate. The bond insures against dishonest and fraudulent acts of officers and employees.


                                STATE REGULATION

     We are subject to regulation and supervision by the Insurance Department of the State of Delaware, which periodically examines our affairs. We are subject to the insurance laws and regulations of all jurisdictions where we are authorized to do business. A copy of the Contract form has been filed with, and where required approved by, insurance officials in each jurisdiction where the Contracts are sold. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for the purposes of determining solvency and compliance with local insurance laws and regulations.

                              RECORDS AND REPORTS

     We will maintain all records and accounts relating to the Variable Account. PLACA may contract with another party to maintain these records and accounts. As presently required by the Investment Company Act of 1940, as amended (the "1940 Act"), and the regulations thereunder, reports containing information required under the 1940 Act or by any other applicable law or regulation, will be sent to Owners semi-annually at their last known address.

                                 LEGAL MATTERS

     James Bernstein, Esquire, Assistant Secretary of PMLIC and PLACA, has provided advice on certain matters relating to the laws of Delaware regarding the Contracts and our issuance of the Contracts. Sutherland Asbill & Brennan LLP, of Washington, DC has provided certain legal advice relating to the federal securities laws.

                                    EXPERTS

     The financial statements listed on page F-1 have been included in this SA1, which is a part of the registration statement, in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of that firm as experts in accounting and auditing.

                               OTHER INFORMATION

     A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts. Not all the information set forth in the registration statement, and the amendments and exhibits thereto has been included in the prospectus and this SAI. Statements contained in this SAI concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 450 Fifth Street, N.W., Washington, DC 20549.

                             FINANCIAL INFORMATION


     This SAI contains the audited statements of assets and liabilities of the Variable Account as of December 31, 2001 and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia PA 19103, serves as independent accountants for the Providentmutual Variable Annuity Separate Account.



     Our statements of financial condition as of December 31, 2001 and 2000 and the related statements of operations, equity, and cash flows for each of the three years in the period ended December 31, 2001, which are included in this SAI, should be considered only as bearing our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Annuity Separate Account.

                              FINANCIAL STATEMENTS


                                                              PAGE
                                                              ----
Providentmutual Variable Annuity Separate Account
     Report of Independent Accountants......................   F-2
     Statements of Assets and Liabilities, December 31,
      2001..................................................   F-3
     Statements of Operations for the Year Ended December
      31, 2001..............................................  F-12
     Statements of Changes in Net Assets for the Year Ended
      December 31, 2001.....................................  F-21
     Statements of Changes in Net Assets for the Year Ended
      December 31, 2000.....................................  F-30
     Notes to Financial Statements..........................  F-39
Providentmutual Life and Annuity Company of America
     Report of Independent Accountants......................  F-83
     Statements of Financial Condition as of December 31,
      2001 and 2000.........................................  F-84
     Statements of Operations for the Years Ended December
      31, 2001, 2000 and 1999...............................  F-85
     Statements of Equity for the Years Ended December 31,
      2001, 2000 and 1999...................................  F-86
     Statements of Cash Flows for the Years Ended December
      31, 2001, 2000 and 1999...............................  F-87
     Notes to Financial Statements..........................  F-88

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Report of Independent Accountants

--------------------------------------------------------------------------------

To the Contractowners and Board of Directors of Providentmutual Life and Annuity Company of America:

     In our opinion, the accompanying statements of assets and liabilities of the Providentmutual Variable Annuity Separate Account (comprising forty-seven subaccounts, hereafter collectively referred to as the "Separate Account") and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Separate Account at December 31, 2001, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of the Separate Account; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
Philadelphia, Pennsylvania
January 18, 2002

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 2001

--------------------------------------------------------------------------------

                                             ALL PRO
                                              BROAD         MONEY                                    MID CAP
                                             EQUITY        MARKET         BOND        BALANCED       GROWTH      INTERNATIONAL
                                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Market Street Fund,
  Inc., at fair value:
  All Pro Broad Equity Portfolio.........  $27,779,553
  Money Market Portfolio.................                $75,519,828
  Bond Portfolio.........................                              $17,624,648
  Balanced Portfolio.....................                                            $15,432,156
  Mid Cap Growth Portfolio...............                                                          $23,778,548
  International Portfolio................                                                                         $15,972,937
Dividends receivable.....................                     94,098
                                           -----------   -----------   -----------   -----------   -----------    -----------
Total Assets.............................   27,779,553    75,613,926    17,624,648    15,432,156    23,778,548     15,972,937
                                           -----------   -----------   -----------   -----------   -----------    -----------
Payable to Providentmutual Life and
  Annuity Company of America.............                    680,373
                                           -----------   -----------   -----------   -----------   -----------    -----------
NET ASSETS...............................  $27,779,553   $74,933,553   $17,624,648   $15,432,156   $23,778,548    $15,972,937
                                           ===========   ===========   ===========   ===========   ===========    ===========
Held for the benefit of
  contractholders........................  $27,734,232   $74,853,278   $17,597,308   $15,383,278   $23,591,559    $15,893,127
Attributable to Providentmutual Life and
  Annuity Company of America.............       45,321        80,275        27,340        48,878       186,989         79,810
                                           -----------   -----------   -----------   -----------   -----------    -----------
                                           $27,779,553   $74,933,553   $17,624,648   $15,432,156   $23,778,548    $15,972,937
                                           ===========   ===========   ===========   ===========   ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 2001

--------------------------------------------------------------------------------

                                                ALL PRO LARGE   ALL PRO LARGE   ALL PRO SMALL   ALL PRO SMALL   EQUITY 500
                                                 CAP GROWTH       CAP VALUE      CAP GROWTH       CAP VALUE        INDEX
                                                 SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Market Street Fund, Inc., at
  fair value:
  All Pro Large Cap Growth Portfolio..........   $12,637,430
  All Pro Large Cap Value Portfolio...........                   $11,605,637
  All Pro Small Cap Growth Portfolio..........                                   $17,444,353
  All Pro Small Cap Value Portfolio...........                                                   $13,277,489
  Equity 500 Index Portfolio..................                                                                  $99,419,032
                                                 -----------     -----------     -----------     -----------    -----------
NET ASSETS....................................   $12,637,430     $11,605,637     $17,444,353     $13,277,489    $99,419,032
                                                 ===========     ===========     ===========     ===========    ===========
Held for the benefit of contractholders.......   $12,609,816     $11,583,978     $17,423,582     $13,248,248    $99,355,243
Attributable to Providentmutual Life and
  Annuity Company of America..................        27,614          21,659          20,771          29,241         63,789
                                                 -----------     -----------     -----------     -----------    -----------
                                                 $12,637,430     $11,605,637     $17,444,353     $13,277,489    $99,419,032
                                                 ===========     ===========     ===========     ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 2001

--------------------------------------------------------------------------------

                                                               FIDELITY      FIDELITY
                                                                 HIGH         EQUITY-       FIDELITY       FIDELITY
                                                                INCOME        INCOME         GROWTH        OVERSEAS
                                                              SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable Insurance Products Fund, at fair
  value:
  High Income Portfolio.....................................  $10,709,615
  Equity-Income Portfolio...................................                $69,788,827
  Growth Portfolio..........................................                              $104,018,271
  Overseas Portfolio........................................                                              $3,340,633
                                                              -----------   -----------   ------------    ----------
NET ASSETS..................................................  $10,709,615   $69,788,827   $104,018,271    $3,340,633
                                                              ===========   ===========   ============    ==========
Held for the benefit of contractholders.....................  $10,686,280   $69,728,821   $103,900,660    $3,311,493
Attributable to Providentmutual Life and Annuity Company of
  America...................................................       23,335        60,006        117,611        29,140
                                                              -----------   -----------   ------------    ----------
                                                              $10,709,615   $69,788,827   $104,018,271    $3,340,633
                                                              ===========   ===========   ============    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 2001

--------------------------------------------------------------------------------

                                            FIDELITY                    FIDELITY
                                              ASSET       FIDELITY     INVESTMENT       OCC           OCC           OCC
                                             MANAGER     CONTRAFUND    GRADE BOND     EQUITY       SMALL CAP      MANAGED
                                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable Insurance
  Products Fund II, at fair value:
  Asset Manager Portfolio................  $30,798,276
  Contrafund Portfolio...................                $58,204,466
  Investment Grade Bond Portfolio........                              $4,531,601
Investment in the OCC Accumulation Trust,
  at fair value:
  Equity Portfolio.......................                                           $18,665,127
  Small Cap Portfolio....................                                                         $19,604,523
  Managed Portfolio......................                                                                       $33,987,931
                                           -----------   -----------   ----------   -----------   -----------   -----------
NET ASSETS...............................  $30,798,276   $58,204,466   $4,531,601   $18,665,127   $19,604,523   $33,987,931
                                           ===========   ===========   ==========   ===========   ===========   ===========
Held for the benefit of
  contractholders........................  $30,724,662   $58,131,532   $4,516,899   $18,585,924   $19,532,363   $33,860,757
Attributable to Providentmutual Life and
  Annuity Company of America.............       73,614       72,934       14,702         79,203        72,160       127,174
                                           -----------   -----------   ----------   -----------   -----------   -----------
                                           $30,798,276   $58,204,466   $4,531,601   $18,665,127   $19,604,523   $33,987,931
                                           ===========   ===========   ==========   ===========   ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 2001

--------------------------------------------------------------------------------

                                                                SCUDDER                         DREYFUS        DREYFUS
                                                 SCUDDER        GROWTH          SCUDDER         GROWTH        SOCIALLY
                                                  BOND        AND INCOME     INTERNATIONAL    AND INCOME     RESPONSIBLE
                                               SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Scudder Variable Life
  Investment Fund, at fair value:
  Bond Portfolio.............................  $13,378,479
  Growth and Income Portfolio................                 $13,059,780
  International Portfolio....................                                 $12,809,710
Investment in the Dreyfus Variable Investment
  Fund, at fair value:
  Growth and Income Portfolio................                                                 $15,754,599
Investment in the Dreyfus Socially
  Responsible Growth Fund, Inc., at fair
  value:
  Socially Responsible Portfolio.............                                                                $15,527,801
                                               -----------    -----------     -----------     -----------    -----------
NET ASSETS...................................  $13,378,479    $13,059,780     $12,809,710     $15,754,599    $15,527,801
                                               ===========    ===========     ===========     ===========    ===========
Held for the benefit of contractholders......  $13,333,881    $12,998,024     $12,733,845     $15,695,547    $15,494,741
Attributable to Providentmutual Life and
  Annuity Company of America.................       44,598         61,756          75,865          59,052         33,060
                                               -----------    -----------     -----------     -----------    -----------
                                               $13,378,479    $13,059,780     $12,809,710     $15,754,599    $15,527,801
                                               ===========    ===========     ===========     ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 2001

--------------------------------------------------------------------------------

                                                  FEDERATED FUND FOR                       NEUBERGER
                                                   U.S. GOVERNMENT        FEDERATED      BERMAN LIMITED      NEUBERGER
                                                    SECURITIES II      UTILITY FUND II   MATURITY BOND    BERMAN PARTNERS
                                                      SUBACCOUNT         SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Federated Insurance Series, at
  fair value:
  Fund for U.S. Government Securities II
    Portfolio...................................     $16,454,448
  Utility Fund II Portfolio.....................                         $5,302,053
Investment in the Neuberger Berman Advisers
  Management Trust, at fair value:
  Limited Maturity Bond Portfolio...............                                           $1,492,886
  Partners Portfolio............................                                                             $912,574
                                                     -----------         ----------        ----------        --------
NET ASSETS......................................     $16,454,448         $5,302,053        $1,492,886        $912,574
                                                     ===========         ==========        ==========        ========
Held for the benefit of contractholders.........     $16,413,764         $5,270,851        $1,458,910        $827,343
Attributable to Providentmutual Life and Annuity
  Company of America............................          40,684             31,202            33,976          85,231
                                                     -----------         ----------        ----------        --------
                                                     $16,454,448         $5,302,053        $1,492,886        $912,574
                                                     ===========         ==========        ==========        ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 2001

--------------------------------------------------------------------------------

                                                                                 VAN ECK      VAN ECK
                                                      VAN ECK       VAN ECK     WORLDWIDE    WORLDWIDE    ALGER AMERICAN
                                                     WORLDWIDE     WORLDWIDE     EMERGING       REAL          SMALL
                                                        BOND      HARD ASSETS    MARKETS       ESTATE     CAPITALIZATION
                                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in Van Eck Worldwide Insurance Trust, at
  fair value:
  Van Eck Worldwide Bond Portfolio.................  $1,708,844
  Van Eck Worldwide Hard Assets Portfolio..........                $822,889
  Van Eck Worldwide Emerging Markets Portfolio.....                             $5,900,221
  Van Eck Worldwide Real Estate Portfolio..........                                          $1,447,820
Investment in the Alger American Fund, at fair
  value:
  Alger American Small Capitalization Portfolio....                                                         $2,944,081
                                                     ----------    --------     ----------   ----------     ----------
NET ASSETS.........................................  $1,708,844    $822,889     $5,900,221   $1,447,820     $2,944,081
                                                     ==========    ========     ==========   ==========     ==========
Held for the benefit of contractholders............  $1,660,791    $774,525     $5,797,203   $1,406,279     $2,920,038
Attributable to Providentmutual Life and Annuity
  Company of America...............................     48,053       48,364       103,018       41,541          24,043
                                                     ----------    --------     ----------   ----------     ----------
                                                     $1,708,844    $822,889     $5,900,221   $1,447,820     $2,944,081
                                                     ==========    ========     ==========   ==========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 2001

--------------------------------------------------------------------------------

                                          MFS             MFS             MFS           MFS         PIMCO         PIMCO
                                       EMERGING        INVESTORS     NEW DISCOVERY    RESEARCH    HIGH YIELD   TOTAL RETURN
                                     GROWTH SERIES   TRUST SERIES       SERIES         SERIES        BOND          BOND
                                      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in MFS Variable
  Insurance Trust, at fair value:
  MFS Emerging Growth Series.......   $1,494,090
  MFS Investors Trust Series.......                   $1,717,121
  MFS New Discovery Series.........                                   $1,008,976
  MFS Research Series..............                                                   $727,091
Investment in the PIMCO Variable
  Insurance Trust, at fair value:
  PIMCO High Yield Portfolio.......                                                               $1,378,167
  PIMCO Total Return Portfolio.....                                                                             $8,767,654
                                      ----------      ----------      ----------      --------    ----------    ----------
NET ASSETS.........................   $1,494,090      $1,717,121      $1,008,976      $727,091    $1,378,167    $8,767,654
                                      ==========      ==========      ==========      ========    ==========    ==========
Held for the benefit of
  contractholders..................   $1,480,899      $1,696,338      $  986,880      $709,486    $1,355,132    $8,675,663
Attributable to Providentmutual
  Life and Annuity Company of
  America..........................       13,191          20,783          22,096        17,605       23,035         91,991
                                      ----------      ----------      ----------      --------    ----------    ----------
                                      $1,494,090      $1,717,121      $1,008,976      $727,091    $1,378,167    $8,767,654
                                      ==========      ==========      ==========      ========    ==========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 2001

--------------------------------------------------------------------------------

                                                                                 VIP III          STRONG         STRONG
                                        VIP III      VIP III      VIP III        GROWTH          MID-CAP       OPPORTUNITY
                                         GROWTH      OVERSEAS    CONTRAFUND   OPPORTUNITIES   GROWTH FUND II     FUND II
                                       SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable Insurance
  Products Fund III, at fair value:
  VIP III Growth Portfolio...........  $7,960,116
  VIP III Overseas Portfolio.........               $1,807,734
  VIP III Contrafund Portfolio.......                            $4,084,258
  VIP III Growth Opportunities
    Portfolio........................                                           $950,545
Investment in the Strong Variable
  Insurance Funds, Inc., at fair
  value:
  Strong Mid Cap Growth Fund II......                                                           $6,330,078
Investment in the Strong Opportunity
  Fund II, Inc., at fair value:
  Strong Opportunity Fund II.........                                                                          $4,272,140
                                       ----------   ----------   ----------     --------        ----------     ----------
NET ASSETS...........................  $7,960,116   $1,807,734   $4,084,258     $950,545        $6,330,078     $4,272,140
                                       ==========   ==========   ==========     ========        ==========     ==========
Held for the benefit of
  contractholders....................  $7,939,867   $1,791,239   $4,064,205     $932,216        $6,312,109     $4,230,410
Attributable to Providentmutual Life
  and Annuity Company of America.....     20,249       16,495       20,053        18,329            17,969         41,730
                                       ----------   ----------   ----------     --------        ----------     ----------
                                       $7,960,116   $1,807,734   $4,084,258     $950,545        $6,330,078     $4,272,140
                                       ==========   ==========   ==========     ========        ==========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                             **ALL PRO
                                               BROAD        MONEY                                  **MID CAP
                                              EQUITY        MARKET        BOND      **BALANCED      GROWTH      INTERNATIONAL
                                            SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.................................  $   913,842   $2,468,141   $ 784,490    $   531,384   $ 3,340,920    $   782,682
EXPENSES
Mortality and expense risks...............      441,251     996,263      210,349        203,670       318,503        240,285
                                            -----------   ----------   ---------    -----------   -----------    -----------
Net investment income.....................      472,591   1,471,878      574,141        327,714     3,022,417        542,397
                                            -----------   ----------   ---------    -----------   -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested....    3,221,564                                 752,215     2,449,047      1,195,254
Net realized loss from redemption of
  investment shares.......................     (942,307)                (120,821)      (591,082)     (559,301)    (2,448,702)
                                            -----------   ----------   ---------    -----------   -----------    -----------
Net realized gain (loss) on investments...    2,279,257                 (120,821)       161,133     1,889,746     (1,253,448)
                                            -----------   ----------   ---------    -----------   -----------    -----------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of year.......................    3,694,616                  133,330        406,302     5,307,009      1,076,354
  End of year.............................   (4,791,846)                 480,275     (1,446,738)   (1,018,323)      (887,327)
                                            -----------   ----------   ---------    -----------   -----------    -----------
Net unrealized (depreciation) appreciation
  during the year.........................   (8,486,462)                 346,945     (1,853,040)   (6,325,332)    (1,963,681)
                                            -----------   ----------   ---------    -----------   -----------    -----------
Net realized and unrealized (loss) gain on
  investments.............................   (6,207,205)                 226,124     (1,691,907)   (4,435,586)    (3,217,129)
                                            -----------   ----------   ---------    -----------   -----------    -----------
Net (decrease) increase in net assets
  resulting from operations...............  $(5,734,614)  $1,471,878   $ 800,265    $(1,364,193)  $(1,413,169)   $(2,674,732)
                                            ===========   ==========   =========    ===========   ===========    ===========

---------------
** Prior to January 29, 2001, the Market Street Fund All Pro Broad Equity,
   Balanced and Mid Cap Growth Subaccounts were known as the Market Street Fund Growth, Managed and Aggressive Growth Subaccounts, respectively.

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2001

--------------------------------------------------------------------------------


                                               ALL PRO LARGE   ALL PRO LARGE   ALL PRO SMALL   ALL PRO SMALL    EQUITY 500
                                                CAP GROWTH       CAP VALUE      CAP GROWTH       CAP VALUE        INDEX
                                                SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends....................................   $     8,140      $  66,360                      $   45,142     $  1,488,205
EXPENSES
Mortality and expense risks..................       195,775        127,719      $   252,679        151,503        1,580,503
                                                -----------      ---------      -----------     ----------     ------------
Net investment loss..........................      (187,635)       (61,359)        (252,679)      (106,361)         (92,298)
                                                -----------      ---------      -----------     ----------     ------------
NET REALIZED AND UNREALIZED (LOSS) GAIN ON
  INVESTMENTS
Realized gain distributions reinvested
Net realized (loss) gain from redemption of
  investment shares..........................    (1,781,322)      (231,811)      (1,155,724)       549,022       (8,287,503)
                                                -----------      ---------      -----------     ----------     ------------
Net realized (loss) gain on investments......    (1,781,322)      (231,811)      (1,155,724)       549,022       (8,287,503)
                                                -----------      ---------      -----------     ----------     ------------
Net unrealized (depreciation) appreciation of
  investments:
  Beginning of year..........................    (2,717,561)       138,890       (5,929,500)     1,085,085       (9,126,046)
  End of year................................    (4,629,701)       264,967       (8,179,292)     1,771,118      (18,394,581)
                                                -----------      ---------      -----------     ----------     ------------
Net unrealized (depreciation) appreciation
  during the year............................    (1,912,140)       126,077       (2,249,792)       686,033       (9,268,535)
                                                -----------      ---------      -----------     ----------     ------------
Net realized and unrealized (loss) gain on
  investments................................    (3,693,462)      (105,734)      (3,405,516)     1,235,055      (17,556,038)
                                                -----------      ---------      -----------     ----------     ------------
Net (decrease) increase in net assets
  resulting from operations..................   $(3,881,097)     $(167,093)     $(3,658,195)    $1,128,694     $(17,648,336)
                                                ===========      =========      ===========     ==========     ============


See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                               FIDELITY       FIDELITY
                                                                 HIGH         EQUITY-        FIDELITY      FIDELITY
                                                                INCOME         INCOME         GROWTH       OVERSEAS
                                                              SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................................................  $ 1,822,659   $  1,414,093   $    104,861   $   243,272
EXPENSES
Mortality and expense risks.................................      182,958      1,085,452      1,705,024        58,209
                                                              -----------   ------------   ------------   -----------
Net investment income (loss)................................    1,639,701        328,641     (1,600,163)      185,063
                                                              -----------   ------------   ------------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain distributions reinvested......................                   3,972,928      9,856,935       384,527
Net realized (loss) gain from redemption of investment
  shares....................................................   (3,766,089)     1,875,664      2,310,376      (327,232)
                                                              -----------   ------------   ------------   -----------
Net realized (loss) gain on investments.....................   (3,766,089)     5,848,592     12,167,311        57,295
                                                              -----------   ------------   ------------   -----------
Net unrealized (depreciation) appreciation of investments:
  Beginning of year.........................................   (5,831,230)     9,982,567      8,595,751      (303,018)
  End of year...............................................   (5,453,992)    (1,738,142)   (30,504,808)   (1,635,219)
                                                              -----------   ------------   ------------   -----------
Net unrealized appreciation (depreciation) during the
  year......................................................      377,238    (11,720,709)   (39,100,559)   (1,332,201)
                                                              -----------   ------------   ------------   -----------
Net realized and unrealized loss on investments.............   (3,388,851)    (5,872,117)   (26,933,248)   (1,274,906)
                                                              -----------   ------------   ------------   -----------
Net decrease in net assets resulting from operations........  $(1,749,150)  $ (5,543,476)  $(28,533,411)  $(1,089,843)
                                                              ===========   ============   ============   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                            FIDELITY                     FIDELITY
                                              ASSET        FIDELITY     INVESTMENT       OCC          OCC           OCC
                                             MANAGER      CONTRAFUND    GRADE BOND     EQUITY      SMALL CAP      MANAGED
                                           SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends................................  $ 1,591,324   $    582,019    $207,962    $   129,707   $ 128,665    $   926,133
EXPENSES
Mortality and expense risks..............      478,225        935,070      60,447        280,620     248,331        540,792
                                           -----------   ------------    --------    -----------   ----------   -----------
Net investment gain (loss)...............    1,113,099       (353,051)    147,515       (150,913)   (119,666)       385,341
                                           -----------   ------------    --------    -----------   ----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested...      596,746      2,054,184                    123,974   1,152,439
Net realized (loss) gain from redemption
  of investment shares...................   (1,201,808)     1,787,912     (12,102)       (36,473)  1,074,783        955,946
                                           -----------   ------------    --------    -----------   ----------   -----------
Net realized (loss) gain on
  investments............................     (605,062)     3,842,096     (12,102)        87,501   2,227,222        955,946
                                           -----------   ------------    --------    -----------   ----------   -----------
Net unrealized (depreciation)
  appreciation of investments:
  Beginning of year......................   (1,600,187)     4,266,413     120,183        481,883   4,010,055      3,195,327
  End of year............................   (4,336,032)   (10,321,624)    265,865     (1,247,793)  3,295,194       (632,593)
                                           -----------   ------------    --------    -----------   ----------   -----------
Net unrealized (depreciation)
  appreciation during the year...........   (2,735,845)   (14,588,037)    145,682     (1,729,676)   (714,861)    (3,827,920)
                                           -----------   ------------    --------    -----------   ----------   -----------
Net realized and unrealized (loss) gain
  on investments.........................   (3,340,907)   (10,745,941)    133,580     (1,642,175)  1,512,361     (2,871,974)
                                           -----------   ------------    --------    -----------   ----------   -----------
Net (decrease) increase in net assets
  resulting from operations..............  $(2,227,808)  $(11,098,992)   $281,095    $(1,793,088)  $1,392,695   $(2,486,633)
                                           ===========   ============    ========    ===========   ==========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                                      SCUDDER                       DREYFUS       DREYFUS
                                                        SCUDDER     GROWTH AND       SCUDDER      GROWTH AND     SOCIALLY
                                                          BOND        INCOME      INTERNATIONAL     INCOME      RESPONSIBLE
                                                       SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends............................................   $501,037    $  192,302    $     70,396    $   87,540    $    11,587
EXPENSES
Mortality and expense risks..........................    174,959       214,241         236,312       254,729        284,663
                                                        --------    -----------   ------------    -----------   -----------
Net investment income (loss).........................    326,078       (21,939)       (165,916)     (167,189)      (273,076)
                                                        --------    -----------   ------------    -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested...............                  362,865       3,299,807       277,078
Net realized gain (loss) from redemption of
  investment shares..................................     40,127    (1,200,783)    (12,368,613)      319,832       (527,788)
                                                        --------    -----------   ------------    -----------   -----------
Net realized gain (loss) on investments..............     40,127      (837,918)     (9,068,806)      596,910       (527,788)
                                                        --------    -----------   ------------    -----------   -----------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year..................................    157,781    (1,344,779)     (2,671,724)    1,136,753         14,086
  End of year........................................    272,339    (2,750,546)         16,149      (822,202)    (5,131,217)
                                                        --------    -----------   ------------    -----------   -----------
Net unrealized appreciation (depreciation) during the
  year...............................................    114,558    (1,405,767)      2,687,873    (1,958,955)    (5,145,303)
                                                        --------    -----------   ------------    -----------   -----------
Net realized and unrealized gain (loss) on
  investments........................................    154,685    (2,243,685)     (6,380,933)   (1,362,045)    (5,673,091)
                                                        --------    -----------   ------------    -----------   -----------
Net increase (decrease) in net assets resulting from
  operations.........................................   $480,763    $(2,265,624)  $ (6,546,849)   $(1,529,234)  $(5,946,167)
                                                        ========    ===========   ============    ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                  FEDERATED FUND FOR                         NEUBERGER
                                                   U.S. GOVERNMENT     FEDERATED UTILITY   BERMAN LIMITED      NEUBERGER
                                                    SECURITIES II           FUND II        MATURITY BOND    BERMAN PARTNERS
                                                      SUBACCOUNT          SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.......................................       $491,738           $   235,596         $103,847         $   4,066
EXPENSES
Mortality and expense risks.....................        191,876                92,117           22,587            12,626
                                                       --------           -----------         --------         ---------
Net investment income (loss)....................        299,862               143,479           81,260            (8,560)
                                                       --------           -----------         --------         ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested..........                                                                  38,629
Net realized gain (loss) from redemption of
  investment shares.............................         35,899              (499,363)         (22,443)          (92,360)
                                                       --------           -----------         --------         ---------
Net realized gain (loss) on investments.........         35,899              (499,363)         (22,443)          (53,731)
                                                       --------           -----------         --------         ---------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year.............................        371,265              (984,931)         (13,266)         (146,946)
  End of year...................................        722,332            (1,664,296)          41,733          (133,108)
                                                       --------           -----------         --------         ---------
Net unrealized appreciation (depreciation)
  during the year...............................        351,067              (679,365)          54,999            13,838
                                                       --------           -----------         --------         ---------
Net realized and unrealized gain (loss) on
  investments...................................        386,966            (1,178,728)          32,556           (39,893)
                                                       --------           -----------         --------         ---------
Net increase (decrease) in net assets resulting
  from operations...............................       $686,828           $(1,035,249)        $113,816         $ (48,453)
                                                       ========           ===========         ========         =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                                                   VAN ECK                       ALGER
                                                     VAN ECK         VAN ECK      WORLDWIDE      VAN ECK        AMERICAN
                                                    WORLDWIDE       WORLDWIDE     EMERGING      WORLDWIDE        SMALL
                                                      BOND         HARD ASSETS     MARKETS     REAL ESTATE   CAPITALIZATION
                                                   SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends......................................     $  75,919       $  12,566                   $ 31,324      $     1,786
EXPENSES
Mortality and expense risks....................        24,323          14,594    $    87,200      17,611           49,930
                                                    ---------       ---------    -----------    --------      -----------
Net investment income (loss)...................        51,596          (2,028)       (87,200)     13,713          (48,144)
                                                    ---------       ---------    -----------    --------      -----------
NET REALIZED AND UNREALIZED (LOSS) GAIN ON
  INVESTMENTS
Realized gain distributions reinvested.........
Net realized (loss) gain from redemption of
  investment shares............................      (153,803)         17,094     (2,937,394)     52,636       (1,324,999)
                                                    ---------       ---------    -----------    --------      -----------
Net realized (loss) gain on investments........      (153,803)         17,094     (2,937,394)     52,636       (1,324,999)
                                                    ---------       ---------    -----------    --------      -----------
Net unrealized (depreciation) appreciation of
  investments:
  Beginning of year............................       (80,158)         70,631     (3,853,431)     87,961       (2,497,145)
  End of year..................................       (94,526)       (100,501)    (1,059,826)     70,372       (2,569,994)
                                                    ---------       ---------    -----------    --------      -----------
Net unrealized (depreciation) appreciation
  during the year..............................       (14,368)       (171,132)     2,793,605     (17,589)         (72,849)
                                                    ---------       ---------    -----------    --------      -----------
Net realized and unrealized (loss) gain on
  investments..................................      (168,171)       (154,038)      (143,789)     35,047       (1,397,848)
                                                    ---------       ---------    -----------    --------      -----------
Net increase (decrease) in net assets resulting
  from operations..............................     $(116,575)      $(156,066)   $  (230,989)   $ 48,760      $(1,445,992)
                                                    =========       =========    ===========    ========      ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                                          MFS                                    PIMCO
                                            MFS             MFS           NEW          MFS         PIMCO         TOTAL
                                         EMERGING        INVESTORS     DISCOVERY     RESEARCH    HIGH YIELD      RETURN
                                       GROWTH SERIES    TRUST SERIES     SERIES       SERIES        BOND          BOND
                                        SUBACCOUNT       SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...........................                     $   7,145                                $172,398      $ 98,016
EXPENSES
Mortality and expense risks.........     $  18,857          20,886      $  8,968    $   8,486       34,320        29,538
                                         ---------       ---------      --------    ---------     --------      --------
Net investment (loss) income........       (18,857)        (13,741)       (8,968)      (8,486)     138,078        68,478
                                         ---------       ---------      --------    ---------     --------      --------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain distributions
  reinvested........................        89,337          39,226        18,193       73,014                     60,611
Net realized (loss) gain from
  redemption of investment shares...      (139,364)        (92,136)      (52,592)    (101,284)     (88,569)        9,887
                                         ---------       ---------      --------    ---------     --------      --------
Net realized (loss) gain on
  investments.......................       (50,027)        (52,910)      (34,399)     (28,270)     (88,569)       70,498
                                         ---------       ---------      --------    ---------     --------      --------
Net unrealized (depreciation)
  appreciation of investments:
  Beginning of year.................      (164,717)         (6,685)       (4,813)     (36,711)         736        12,503
  End of year.......................      (642,645)       (193,030)       11,012     (160,492)      (4,397)        1,078
                                         ---------       ---------      --------    ---------     --------      --------
Net unrealized (depreciation)
  appreciation during the year......      (477,928)       (186,345)       15,825     (123,781)      (5,133)      (11,425)
                                         ---------       ---------      --------    ---------     --------      --------
Net realized and unrealized (loss)
  gain on investments...............      (527,955)       (239,255)      (18,574)    (152,051)     (93,702)       59,073
                                         ---------       ---------      --------    ---------     --------      --------
Net (decrease) increase in net
  assets resulting from
  operations........................     $(546,812)      $(252,996)     $(27,542)   $(160,537)    $ 44,376      $127,551
                                         =========       =========      ========    =========     ========      ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                                                                     STRONG
                                                                                      VIP III        MID-CAP       STRONG
                                             VIP III      VIP III      VIP III        GROWTH         GROWTH      OPPORTUNITY
                                             GROWTH       OVERSEAS    CONTRAFUND   OPPORTUNITIES     FUND II       FUND II
                                           SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends................................  $     4,211   $ 102,765    $  22,611      $   2,817                    $  15,533
EXPENSES
Mortality and expense risks..............       92,161      25,219       49,994         11,887     $    94,720       39,225
                                           -----------   ---------    ---------      ---------     -----------    ---------
Net investment (loss) income.............      (87,950)     77,546      (27,383)        (9,070)        (94,720)     (23,692)
                                           -----------   ---------    ---------      ---------     -----------    ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain distributions reinvested...      395,836     162,435       84,792                                     650,310
Net realized loss from redemption of
  investment shares......................   (2,185,007)   (694,993)    (124,022)      (160,424)     (3,240,773)    (229,865)
                                           -----------   ---------    ---------      ---------     -----------    ---------
Net realized (loss) gain on
  investments............................   (1,789,171)   (532,558)     (39,230)      (160,424)     (3,240,773)     420,445
                                           -----------   ---------    ---------      ---------     -----------    ---------
Net unrealized (depreciation)
  appreciation of investments:
  Beginning of year......................     (668,148)    (40,587)    (131,182)       (81,776)     (1,922,693)    (141,820)
  End of year............................        5,137      11,278     (541,908)       (50,100)     (1,349,350)    (636,232)
                                           -----------   ---------    ---------      ---------     -----------    ---------
Net unrealized (depreciation)
  appreciation during the year...........      673,285      51,865     (410,726)        31,676         573,343     (494,412)
                                           -----------   ---------    ---------      ---------     -----------    ---------
Net realized and unrealized loss on
  investments............................   (1,115,886)   (480,693)    (449,956)      (128,748)     (2,667,430)     (73,967)
                                           -----------   ---------    ---------      ---------     -----------    ---------
Net decrease in net assets resulting from
  operations.............................  $(1,203,836)  $(403,147)   $(477,339)     $(137,818)    $(2,762,150)   $ (97,659)
                                           ===========   =========    =========      =========     ===========    =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                          **ALL PRO
                                            BROAD          MONEY                                    **MID CAP
                                            EQUITY         MARKET         BOND       **BALANCED      GROWTH      INTERNATIONAL
                                          SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income..................  $    472,591   $  1,471,878   $   574,141   $   327,714   $ 3,022,417    $   542,397
Net realized gain (loss) on
  investments..........................     2,279,257                     (120,821)      161,133     1,889,746     (1,253,448)
Net unrealized (depreciation)
  appreciation of investments during
  the year.............................    (8,486,462)                     346,945    (1,853,040)   (6,325,332)    (1,963,681)
                                         ------------   ------------   -----------   -----------   -----------    -----------
Net (decrease) increase in net assets
  from operations......................    (5,734,614)     1,471,878       800,265    (1,364,193)   (1,413,169)    (2,674,732)
                                         ------------   ------------   -----------   -----------   -----------    -----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums..........       941,912     41,549,012     3,375,019     1,657,514     1,804,530      1,198,928
Administrative charges.................       (22,211)       (47,308)      (11,256)      (11,572)      (18,569)       (12,020)
Surrenders and forfeitures.............    (6,284,327)   (20,560,696)   (1,841,299)   (1,952,180)   (2,455,713)    (2,809,947)
Transfers between investment
  portfolios...........................    (1,206,328)    (6,258,282)    2,941,806     2,417,946     1,732,527        240,416
Net (withdrawals) repayments due to
  policy loans.........................        (2,852)        39,186         6,794       (12,095)       13,448          1,454
Withdrawals due to death benefits......       (72,831)      (213,010)     (150,980)     (164,358)      (62,441)      (115,919)
                                         ------------   ------------   -----------   -----------   -----------    -----------
Net (decrease) increase in net assets
  derived from contract transactions...    (6,646,637)    14,508,902     4,320,084     1,935,255     1,013,782     (1,497,088)
                                         ------------   ------------   -----------   -----------   -----------    -----------
Total (decrease) increase in net
  assets...............................   (12,381,251)    15,980,780     5,120,349       571,062      (399,387)    (4,171,820)
NET ASSETS
  Beginning of year....................    40,160,804     58,952,773    12,504,299    14,861,094    24,177,935     20,144,757
                                         ------------   ------------   -----------   -----------   -----------    -----------
  End of year..........................  $ 27,779,553   $ 74,933,553   $17,624,648   $15,432,156   $23,778,548    $15,972,937
                                         ============   ============   ===========   ===========   ===========    ===========

---------------
** Prior to January 29, 2001, the Market Street Fund All Pro Broad Equity,
   Balanced and Mid Cap Growth Subaccounts were known as the Market Street Fund Growth, Managed and Aggressive Growth Subaccounts, respectively.

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                               ALL PRO LARGE   ALL PRO LARGE   ALL PRO SMALL   ALL PRO SMALL    EQUITY 500
                                                CAP GROWTH       CAP VALUE      CAP GROWTH       CAP VALUE        INDEX
                                                SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss..........................   $  (187,635)    $   (61,359)    $  (252,679)    $  (106,361)   $    (92,298)
Net realized (loss) gain on investments......    (1,781,322)       (231,811)     (1,155,724)        549,022      (8,287,503)
Net unrealized (depreciation) appreciation of
  investments during the year................    (1,912,140)        126,077      (2,249,792)        686,033      (9,268,535)
                                                -----------     -----------     -----------     -----------    ------------
Net (decrease) increase in net assets from
  operations.................................    (3,881,097)       (167,093)     (3,658,195)      1,128,694     (17,648,336)
                                                -----------     -----------     -----------     -----------    ------------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums................     1,481,032       2,131,277       2,117,603       2,022,492       6,519,698
Administrative charges.......................       (10,825)         (7,142)        (16,015)         (7,942)        (88,872)
Surrenders and forfeitures...................    (1,351,126)     (1,038,876)     (1,608,605)     (1,092,722)    (13,168,383)
Transfers between investment portfolios......       (34,916)      4,292,418         441,048       4,128,406      (7,184,737)
Net (withdrawals) repayments due to policy
  loans......................................        (1,752)           (390)            560             678           8,332
Withdrawals due to death benefits............       (55,314)        (18,857)        (81,334)        (25,160)       (659,111)
                                                -----------     -----------     -----------     -----------    ------------
Net increase (decrease) in net assets derived
  from contract transactions.................        27,099       5,358,430         853,257       5,025,752     (14,573,073)
                                                -----------     -----------     -----------     -----------    ------------
Total (decrease) increase in net assets......    (3,853,998)      5,191,337      (2,804,938)      6,154,446     (32,221,409)
NET ASSETS
  Beginning of year..........................    16,491,428       6,414,300      20,249,291       7,123,043     131,640,441
                                                -----------     -----------     -----------     -----------    ------------
  End of year................................   $12,637,430     $11,605,637     $17,444,353     $13,277,489    $ 99,419,032
                                                ===========     ===========     ===========     ===========    ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                               FIDELITY       FIDELITY
                                                                 HIGH         EQUITY-        FIDELITY      FIDELITY
                                                                INCOME         INCOME         GROWTH       OVERSEAS
                                                              SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)................................  $ 1,639,701   $    328,641   $ (1,600,163)  $   185,063
Net realized (loss) gain on investments.....................   (3,766,089)     5,848,592     12,167,311        57,295
Net unrealized appreciation (depreciation) of investments
  during the year...........................................      377,238    (11,720,709)   (39,100,559)   (1,332,201)
                                                              -----------   ------------   ------------   -----------
Net decrease in net assets from operations..................   (1,749,150)    (5,543,476)   (28,533,411)   (1,089,843)
                                                              -----------   ------------   ------------   -----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums...............................      314,157      1,486,271      3,477,862       126,117
Administrative charges......................................       (7,629)       (47,383)       (86,661)       (2,578)
Surrenders and forfeitures..................................   (2,214,754)   (12,505,773)   (16,074,018)     (527,816)
Transfers between investment portfolios.....................     (668,126)       373,691     (8,275,598)     (359,441)
Net repayments due to policy loans..........................       12,038          3,119         15,051           470
Withdrawals due to death benefits...........................      (65,309)      (390,499)      (441,369)      (48,894)
                                                              -----------   ------------   ------------   -----------
Net decrease in net assets derived from contract
  transactions..............................................   (2,629,623)   (11,080,574)   (21,384,733)     (812,142)
                                                              -----------   ------------   ------------   -----------
Total decrease in net assets................................   (4,378,773)   (16,624,050)   (49,918,144)   (1,901,985)
NET ASSETS
  Beginning of year.........................................   15,088,388     86,412,877    153,936,415     5,242,618
                                                              -----------   ------------   ------------   -----------
  End of year...............................................  $10,709,615   $ 69,788,827   $104,018,271   $ 3,340,633
                                                              ===========   ============   ============   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                            FIDELITY                     FIDELITY
                                              ASSET        FIDELITY     INVESTMENT       OCC           OCC           OCC
                                             MANAGER      CONTRAFUND    GRADE BOND     EQUITY       SMALL CAP      MANAGED
                                           SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income.............  $ 1,113,099   $   (353,051)  $ 147,515    $  (150,913)  $  (119,666)  $   385,341
Net realized (loss) gain on
  investments............................     (605,062)     3,842,096     (12,102)        87,501     2,227,222       955,946
Net unrealized (depreciation)
  appreciation of investments during the
  year...................................   (2,735,845)   (14,588,037)    145,682     (1,729,676)     (714,861)   (3,827,920)
                                           -----------   ------------   ----------   -----------   -----------   -----------
Net (decrease) increase in net assets
  from operations........................   (2,227,808)   (11,098,992)    281,095     (1,793,088)    1,392,695    (2,486,633)
                                           -----------   ------------   ----------   -----------   -----------   -----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums............      688,081      1,981,656     172,067      1,190,826       271,938     1,237,365
Administrative charges...................      (20,747)       (46,533)     (2,553)       (11,756)      (11,005)      (24,612)
Surrenders and forfeitures...............   (6,357,585)    (8,237,311)   (566,456)    (1,823,175)   (2,243,478)   (5,748,215)
Transfers between investment
  portfolios.............................   (1,528,417)    (6,712,110)    946,305      1,605,845     2,936,631       494,293
Net repayments (withdrawals) due to
  policy loans...........................        4,603         (5,979)       (123)        (3,257)       (3,170)          291
Withdrawals due to death benefits........     (212,153)       (67,482)   (143,840)       (52,564)      (23,663)     (393,020)
                                           -----------   ------------   ----------   -----------   -----------   -----------
Net (decrease) increase in net assets
  derived from contract transactions.....   (7,426,218)   (13,087,759)    405,400        905,919       927,253    (4,433,898)
                                           -----------   ------------   ----------   -----------   -----------   -----------
Total (decrease) increase in net
  assets.................................   (9,654,026)   (24,186,751)    686,495       (887,169)    2,319,948    (6,920,531)
NET ASSETS
  Beginning of year......................   40,452,302     82,391,217   3,845,106     19,552,296    17,284,575    40,908,462
                                           -----------   ------------   ----------   -----------   -----------   -----------
  End of year............................  $30,798,276   $ 58,204,466   $4,531,601   $18,665,127   $19,604,523   $33,987,931
                                           ===========   ============   ==========   ===========   ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                                   SCUDDER
                                                                   GROWTH                        DREYFUS       DREYFUS
                                                     SCUDDER         AND          SCUDDER        GROWTH       SOCIALLY
                                                      BOND         INCOME      INTERNATIONAL   AND INCOME    RESPONSIBLE
                                                   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).....................  $   326,078   $   (21,939)   $  (165,916)   $  (167,189)  $  (273,076)
Net realized gain (loss) on investments..........       40,127      (837,918)    (9,068,806)       596,910      (527,788)
Net unrealized appreciation (depreciation) of
  investments during the year....................      114,558    (1,405,767)     2,687,873     (1,958,955)   (5,145,303)
                                                   -----------   -----------    -----------    -----------   -----------
Net increase (decrease) in net assets from
  operations.....................................      480,763    (2,265,624)    (6,546,849)    (1,529,234)   (5,946,167)
                                                   -----------   -----------    -----------    -----------   -----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums....................      447,121       308,448        452,063        406,690       781,509
Administrative charges...........................       (6,282)       (9,556)        (9,797)       (12,012)      (15,869)
Surrenders and forfeitures.......................   (1,701,475)   (2,195,765)    (1,710,787)    (2,220,890)   (2,070,413)
Transfers between investment portfolios..........    2,784,544    (1,140,541)    (1,791,088)    (1,468,101)   (2,559,015)
Net repayments due to policy loans...............        6,003         4,075          8,616          3,541        12,404
Withdrawals due to death benefits................      (61,985)      (34,727)       (52,817)       (50,824)      (93,805)
                                                   -----------   -----------    -----------    -----------   -----------
Net increase (decrease) in net assets derived
  from contract transactions.....................    1,467,926    (3,068,066)    (3,103,810)    (3,341,596)   (3,945,189)
                                                   -----------   -----------    -----------    -----------   -----------
Total increase (decrease) in net assets..........    1,948,689    (5,333,690)    (9,650,659)    (4,870,830)   (9,891,356)
NET ASSETS
  Beginning of year..............................   11,429,790    18,393,470     22,460,369     20,625,429    25,419,157
                                                   -----------   -----------    -----------    -----------   -----------
  End of year....................................  $13,378,479   $13,059,780    $12,809,710    $15,754,599   $15,527,801
                                                   ===========   ===========    ===========    ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                  FEDERATED FUND FOR                       NEUBERGER
                                                   U.S. GOVERNMENT        FEDERATED      BERMAN LIMITED      NEUBERGER
                                                    SECURITIES II      UTILITY FUND II   MATURITY BOND    BERMAN PARTNERS
                                                      SUBACCOUNT         SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)....................     $   299,862         $   143,479       $   81,260       $   (8,560)
Net realized gain (loss) on investments.........          35,899            (499,363)         (22,443)         (53,731)
Net unrealized appreciation (depreciation) of
  investments during the year...................         351,067            (679,365)          54,999           13,838
                                                     -----------         -----------       ----------       ----------
Net increase (decrease) in net assets from
  operations....................................         686,828          (1,035,249)         113,816          (48,453)
                                                     -----------         -----------       ----------       ----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums...................         581,949             182,898           52,712           43,892
Administrative charges..........................          (4,640)             (3,526)          (1,178)          (1,241)
Surrenders and forfeitures......................      (1,499,216)         (1,145,429)        (211,332)        (104,970)
Transfers between investment portfolios.........       6,431,727            (413,602)          84,354          (54,216)
Net (withdrawals) repayments due to policy
  loans.........................................          (2,095)                922             (377)             564
Withdrawals due to death benefits...............         (16,114)            (47,762)         (10,644)         (57,490)
                                                     -----------         -----------       ----------       ----------
Net increase (decrease) in net assets derived
  from contract transactions....................       5,491,611          (1,426,499)         (86,465)        (173,461)
                                                     -----------         -----------       ----------       ----------
Total increase (decrease) in net assets.........       6,178,439          (2,461,748)          27,351         (221,914)
NET ASSETS
  Beginning of year.............................      10,276,009           7,763,801        1,465,535        1,134,488
                                                     -----------         -----------       ----------       ----------
  End of year...................................     $16,454,448         $ 5,302,053       $1,492,886       $  912,574
                                                     ===========         ===========       ==========       ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                                                  VAN ECK
                                                      VAN ECK       VAN ECK      WORLDWIDE      VAN ECK     ALGER AMERICAN
                                                     WORLDWIDE     WORLDWIDE     EMERGING      WORLDWIDE        SMALL
                                                        BOND      HARD ASSETS     MARKETS     REAL ESTATE   CAPITALIZATION
                                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).......................  $  51,596    $   (2,028)   $   (87,200)  $   13,713     $   (48,144)
Net realized (loss) gain on investments............   (153,803)       17,094     (2,937,394)      52,636      (1,324,999)
Net unrealized (depreciation) appreciation of
  investments during the year......................    (14,368)     (171,132)     2,793,605      (17,589)        (72,849)
                                                     ----------   ----------    -----------   ----------     -----------
Net (decrease) increase in net assets from
  operations.......................................   (116,575)     (156,066)      (230,989)      48,760      (1,445,992)
                                                     ----------   ----------    -----------   ----------     -----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums......................    119,602        97,886        532,482      229,722         176,259
Administrative charges.............................     (1,163)         (922)        (6,541)      (1,201)         (3,364)
Surrenders and forfeitures.........................   (235,323)     (212,025)      (589,593)    (151,831)       (289,661)
Transfers between investment portfolios............    130,783      (114,834)      (595,049)     233,576        (406,336)
Net (withdrawals) repayments due to policy loans...       (209)          188          2,357          521           1,741
Withdrawals due to death benefits..................                                 (62,167)     (66,502)        (41,257)
                                                     ----------   ----------    -----------   ----------     -----------
Net increase (decrease) in net assets derived from
  contract transactions............................     13,690      (229,707)      (718,511)     244,285        (562,618)
                                                     ----------   ----------    -----------   ----------     -----------
Total (decrease) increase in net assets............   (102,885)     (385,773)      (949,500)     293,045      (2,008,610)
NET ASSETS
  Beginning of year................................  1,811,729     1,208,662      6,849,721    1,154,775       4,952,691
                                                     ----------   ----------    -----------   ----------     -----------
  End of year......................................  $1,708,844   $  822,889    $ 5,900,221   $1,447,820     $ 2,944,081
                                                     ==========   ==========    ===========   ==========     ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                          MFS             MFS             MFS           MFS         PIMCO         PIMCO
                                       EMERGING        INVESTORS     NEW DISCOVERY    RESEARCH    HIGH YIELD   TOTAL RETURN
                                     GROWTH SERIES   TRUST SERIES       SERIES         SERIES        BOND          BOND
                                      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income.......   $  (18,857)     $  (13,741)     $   (8,968)    $  (8,486)   $ 138,078     $   68,478
Net realized (loss) gain on
  investments......................      (50,027)        (52,910)        (34,399)      (28,270)     (88,569)        70,498
Net unrealized (depreciation)
  appreciation of investments
  during the year..................     (477,928)       (186,345)         15,825      (123,781)      (5,133)       (11,425)
                                      ----------      ----------      ----------     ---------    ----------    ----------
Net (decrease) increase in net
  assets from operations...........     (546,812)       (252,996)        (27,542)     (160,537)      44,376        127,551
                                      ----------      ----------      ----------     ---------    ----------    ----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums......      602,452         814,880         432,639       463,049      386,916      1,736,166
Administrative charges.............       (2,634)         (2,589)           (882)         (934)      (1,438)        (2,367)
Surrenders and forfeitures.........      (18,762)       (120,727)         (8,943)       (3,031)     (28,801)       (56,711)
Transfers between investment
  portfolios.......................      492,554         458,767         338,708        82,548      340,682      6,257,916
Withdrawals due to death
  benefits.........................      (72,743)                                      (88,951)                    (18,663)
                                      ----------      ----------      ----------     ---------    ----------    ----------
Net increase in net assets derived
  from contract transactions.......    1,000,867       1,150,331         761,522       452,681      697,359      7,916,341
                                      ----------      ----------      ----------     ---------    ----------    ----------
Total increase in net assets.......      454,055         897,335         733,980       292,144      741,735      8,043,892
NET ASSETS
  Beginning of year................    1,040,035         819,786         274,996       434,947      636,432        723,762
                                      ----------      ----------      ----------     ---------    ----------    ----------
  End of year......................   $1,494,090      $1,717,121      $1,008,976     $ 727,091    $1,378,167    $8,767,654
                                      ==========      ==========      ==========     =========    ==========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                                                   VIP III          STRONG         STRONG
                                          VIP III      VIP III      VIP III        GROWTH          MID-CAP       OPPORTUNITY
                                          GROWTH       OVERSEAS    CONTRAFUND   OPPORTUNITIES   GROWTH FUND II     FUND II
                                        SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income..........  $   (87,950)  $  77,546    $  (27,383)    $  (9,070)     $   (94,720)    $  (23,692)
Net realized (loss) gain on
  investments.........................   (1,789,171)   (532,558)      (39,230)     (160,424)      (3,240,773)       420,445
Net unrealized (depreciation)
  appreciation of investments during
  the year............................      673,285      51,865      (410,726)       31,676          573,343       (494,412)
                                        -----------   ----------   ----------     ---------      -----------     ----------
Net decrease in net assets from
  operations..........................   (1,203,836)   (403,147)     (477,339)     (137,818)      (2,762,150)       (97,659)
                                        -----------   ----------   ----------     ---------      -----------     ----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums.........    3,189,612     747,258     1,316,866       225,431        2,000,603      1,166,857
Administrative charges................      (11,030)     (2,098)       (6,132)       (1,687)          (5,547)        (2,994)
Surrenders and forfeitures............     (257,033)    (40,654)      (55,425)      (67,256)        (412,134)      (276,564)
Transfers between investment
  portfolios..........................    1,230,659     258,233       316,459       193,490          362,944      2,157,353
Net repayments (withdrawals) due to
  policy loans........................           45          41                                       (1,222)        (1,188)
Withdrawals due to death benefits.....      (96,226)                   (3,657)                        (1,809)
                                        -----------   ----------   ----------     ---------      -----------     ----------
Net increase in net assets derived
  from contract transactions..........    4,056,027     962,780     1,568,111       349,978        1,942,835      3,043,464
                                        -----------   ----------   ----------     ---------      -----------     ----------
Total increase (decrease) in net
  assets..............................    2,852,191     559,633     1,090,772       212,160         (819,315)     2,945,805
NET ASSETS
  Beginning of year...................    5,107,925   1,248,101     2,993,486       738,385        7,149,393      1,326,335
                                        -----------   ----------   ----------     ---------      -----------     ----------
  End of year.........................  $ 7,960,116   $1,807,734   $4,084,258     $ 950,545      $ 6,330,078     $4,272,140
                                        ===========   ==========   ==========     =========      ===========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                           MONEY                                   AGGRESSIVE
                                            GROWTH         MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                          SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income...................  $    73,733   $  2,083,877   $   646,932   $   349,431   $   126,654    $   284,981
Net realized gain (loss) on
  investments...........................    4,679,434                     (245,508)    1,372,250     1,646,932      2,679,026
Net unrealized (depreciation)
  appreciation of investments during the
  year..................................   (1,667,278)                     563,274      (716,251)    3,649,346     (3,916,171)
                                          -----------   ------------   -----------   -----------   -----------    -----------
Net increase (decrease) in net assets
  from operations.......................    3,085,889      2,083,877       964,698     1,005,430     5,422,932       (952,164)
                                          -----------   ------------   -----------   -----------   -----------    -----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums...........    1,929,847     62,675,049     1,210,853     1,084,914     2,202,748      1,507,484
Administrative charges..................      (22,792)       (18,361)       (6,640)       (9,087)      (11,059)       (11,622)
Surrenders and forfeitures..............   (7,624,774)    (8,578,079)   (1,642,920)   (2,668,749)   (1,851,743)    (2,562,164)
Transfers between investment
  portfolios............................   (2,906,593)   (45,216,978)   (1,813,821)   (1,855,627)    5,110,410       (282,662)
Net (withdrawals) repayments due to
  policy loans..........................       (2,152)        (2,145)       (1,245)        3,325       (29,259)       (19,104)
Withdrawals due to death benefits.......      (49,626)      (382,665)     (151,481)      (78,115)      (43,274)      (162,864)
                                          -----------   ------------   -----------   -----------   -----------    -----------
Net (decrease) increase in net assets
  derived from contract transactions....   (8,676,090)     8,476,821    (2,405,254)   (3,523,339)    5,377,823     (1,530,932)
                                          -----------   ------------   -----------   -----------   -----------    -----------
Total (decrease) increase in net
  assets................................   (5,590,201)    10,560,698    (1,440,556)   (2,517,909)   10,800,755     (2,483,096)
NET ASSETS
  Beginning of year.....................   45,751,005     48,392,075    13,944,855    17,379,003    13,377,180     22,627,853
                                          -----------   ------------   -----------   -----------   -----------    -----------
  End of year...........................  $40,160,804   $ 58,952,773   $12,504,299   $14,861,094   $24,177,935    $20,144,757
                                          ===========   ============   ===========   ===========   ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                               ALL PRO LARGE   ALL PRO LARGE   ALL PRO SMALL   ALL PRO SMALL   **EQUITY 500
                                                CAP GROWTH       CAP VALUE      CAP GROWTH       CAP VALUE        INDEX
                                                SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).................   $    27,234     $   (30,383)   $     63,718     $  (53,769)    $ (2,034,636)
Net realized gain on investments.............       746,978          63,882       3,331,893         82,963       36,638,102
Net unrealized (depreciation) appreciation of
  investments during the year................    (4,640,014)         38,080     (11,120,196)     1,094,184      (50,653,490)
                                                -----------     -----------    ------------     ----------     ------------
Net (decrease) increase in net assets from
  operations.................................    (3,865,802)         71,579      (7,724,585)     1,123,378      (16,050,024)
                                                -----------     -----------    ------------     ----------     ------------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums................     3,175,097       1,253,826       5,631,172      1,183,839       10,940,087
Administrative charges.......................        (8,546)         (3,641)        (11,305)        (2,521)         (81,035)
Surrenders and forfeitures...................    (1,749,927)     (1,183,828)     (1,572,925)      (618,992)     (12,668,305)
Transfers between investment portfolios......     6,945,116       1,224,831       9,525,500      2,283,204          885,927
Net withdrawals due to policy loans..........        (2,402)           (822)        (12,464)          (772)         (36,707)
Withdrawals due to death benefits............       (41,363)         (3,730)        (57,466)                     (1,548,589)
                                                -----------     -----------    ------------     ----------     ------------
Net increase in net assets derived from
  contract transactions......................     8,317,975       1,286,636      13,502,512      2,844,758       (2,508,622)
                                                -----------     -----------    ------------     ----------     ------------
Total increase in net assets.................     4,452,173       1,358,215       5,777,927      3,968,136      (18,558,646)
NET ASSETS
  Beginning of year..........................    12,039,255       5,056,085      14,471,364      3,154,907      150,199,087
                                                -----------     -----------    ------------     ----------     ------------
  End of year................................   $16,491,428     $ 6,414,300    $ 20,249,291     $7,123,043     $131,640,441
                                                ===========     ===========    ============     ==========     ============

---------------
** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500 Subaccount.

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                               FIDELITY       FIDELITY
                                                                 HIGH         EQUITY-        FIDELITY      FIDELITY
                                                                INCOME         INCOME         GROWTH       OVERSEAS
                                                              SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)................................  $ 1,236,186   $    393,471   $ (2,252,403)  $    (1,904)
Net realized (loss) gain on investments.....................   (1,511,345)    10,343,184     25,520,529       537,966
Net unrealized depreciation of investments during the
  year......................................................   (4,496,252)    (5,619,440)   (45,935,882)   (1,793,617)
                                                              -----------   ------------   ------------   -----------
Net (decrease) increase in net assets from operations.......   (4,771,411)     5,117,215    (22,667,756)   (1,257,555)
                                                              -----------   ------------   ------------   -----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums...............................      757,872      2,976,294     10,254,678       396,699
Administrative charges......................................       (9,240)       (45,419)       (97,242)       (2,396)
Surrenders and forfeitures..................................   (1,942,974)   (11,003,873)   (17,923,273)     (202,133)
Transfers between investment portfolios.....................   (1,578,715)    (9,674,167)    23,736,860       798,085
Net repayments (withdrawals) due to policy loans............       10,870        (23,385)       (60,179)          (28)
Withdrawals due to death benefits...........................     (236,027)      (508,413)    (1,102,973)      (10,064)
                                                              -----------   ------------   ------------   -----------
Net (decrease) increase in net assets derived from contract
  transactions..............................................   (2,998,214)   (18,278,963)    14,807,871       980,163
                                                              -----------   ------------   ------------   -----------
Total decrease in net assets................................   (7,769,625)   (13,161,748)    (7,859,885)     (277,392)
NET ASSETS
  Beginning of year.........................................   22,858,013     99,574,625    161,796,300     5,520,010
                                                              -----------   ------------   ------------   -----------
  End of year...............................................  $15,088,388   $ 86,412,877   $153,936,415   $ 5,242,618
                                                              ===========   ============   ============   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                           FIDELITY                     FIDELITY
                                             ASSET        FIDELITY     INVESTMENT       OCC           OCC           OCC
                                            MANAGER      CONTRAFUND    GRADE BOND     EQUITY       SMALL CAP      MANAGED
                                          SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income............  $   868,366   $   (926,160)  $ 186,954    $  (100,726)  $  (117,261)  $     50,278
Net realized gain (loss) on
  investments...........................    4,519,232     14,372,048     (24,566)     2,465,044       841,657      5,987,179
Net unrealized (depreciation)
  appreciation of investments during the
  year..................................   (7,713,836)   (20,714,274)    180,281     (1,027,474)    4,549,386     (3,299,725)
                                          -----------   ------------   ----------   -----------   -----------   ------------
Net (decrease) increase in net assets
  from operations.......................   (2,326,238)    (7,268,386)    342,669      1,336,844     5,273,782      2,737,732
                                          -----------   ------------   ----------   -----------   -----------   ------------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums...........    1,623,733      5,002,713     194,505        906,763       428,751      1,699,284
Administrative charges..................      (22,763)       (48,069)     (1,942)        (9,859)       (8,052)       (22,691)
Surrenders and forfeitures..............   (5,214,251)    (8,538,793)   (317,175)    (2,093,233)   (1,999,406)    (5,847,995)
Transfers between investment
  portfolios............................     (122,000)     5,998,827     177,381     (2,391,264)       96,646     (7,014,954)
Net (withdrawals) repayments due to
  policy loans..........................       (2,023)       (11,874)       (518)        (1,897)       (3,223)         3,548
Withdrawals due to death benefits.......     (789,866)       (36,923)     (6,373)      (104,939)      (72,515)      (448,914)
                                          -----------   ------------   ----------   -----------   -----------   ------------
Net increase (decrease) in net assets
  derived from contract transactions....   (4,527,170)     2,365,881      45,878     (3,694,429)   (1,557,799)   (11,631,722)
                                          -----------   ------------   ----------   -----------   -----------   ------------
Total (decrease) increase in net
  assets................................   (6,853,408)    (4,902,505)    388,547     (2,357,585)    3,715,983     (8,893,990)
NET ASSETS
  Beginning of year.....................   47,305,710     87,293,722   3,456,559     21,909,881    13,568,592     49,802,452
                                          -----------   ------------   ----------   -----------   -----------   ------------
  End of year...........................  $40,452,302   $ 82,391,217   $3,845,106   $19,552,296   $17,284,575   $ 40,908,462
                                          ===========   ============   ==========   ===========   ===========   ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                          SCUDDER
                                                          GROWTH                                       DREYFUS       DREYFUS
                                            SCUDDER         AND          SCUDDER      DREYFUS ZERO     GROWTH       SOCIALLY
                                             BOND         INCOME      INTERNATIONAL   COUPON 2000    AND INCOME    RESPONSIBLE
                                          SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)............  $   442,460   $     7,432    $  (218,772)   $   315,939    $  (182,953)  $  (165,106)
Net realized (loss) gain on
  investments...........................      (40,127)      103,265      3,424,914       (116,873)     1,394,147     1,000,547
Net unrealized appreciation
  (depreciation) of investments during
  the year..............................      576,141      (841,850)    (9,766,269)       129,864     (2,354,184)   (4,325,291)
                                          -----------   -----------    -----------    -----------    -----------   -----------
Net increase (decrease) in net assets
  from operations.......................      978,474      (731,153)    (6,560,127)       328,930     (1,142,990)   (3,489,850)
                                          -----------   -----------    -----------    -----------    -----------   -----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums...........      528,312       735,122      1,836,213        168,751        780,797     2,268,194
Administrative charges..................       (5,257)      (10,817)       (11,375)        (3,103)       (10,972)      (13,518)
Surrenders and forfeitures..............   (1,477,606)   (1,906,870)    (2,394,030)    (1,318,770)    (2,033,425)   (1,901,950)
Transfers between investment
  portfolios............................     (208,376)   (1,619,849)     5,881,802     (7,633,948)       244,124     5,463,282
Net (withdrawals) repayments due to
  policy loans..........................       (1,075)        3,865        (10,178)        (3,365)        (9,512)      (28,455)
Withdrawals due to death benefits.......     (123,975)     (142,146)       (25,004)                     (194,128)      (53,494)
                                          -----------   -----------    -----------    -----------    -----------   -----------
Net (decrease) increase in net assets
  derived from contract transactions....   (1,287,977)   (2,940,695)     5,277,428     (8,790,435)    (1,223,116)    5,734,059
                                          -----------   -----------    -----------    -----------    -----------   -----------
Total (decrease) increase in net
  assets................................     (309,503)   (3,671,848)    (1,282,699)    (8,461,505)    (2,366,106)    2,244,209
NET ASSETS
  Beginning of year.....................   11,739,293    22,065,318     23,743,068      8,461,505     22,991,535    23,174,948
                                          -----------   -----------    -----------    -----------    -----------   -----------
  End of year...........................  $11,429,790   $18,393,470    $22,460,369             --    $20,625,429   $25,419,157
                                          ===========   ===========    ===========    ===========    ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                  FEDERATED FUND FOR                       NEUBERGER
                                                   U.S. GOVERNMENT        FEDERATED      BERMAN LIMITED      NEUBERGER
                                                    SECURITIES II      UTILITY FUND II   MATURITY BOND    BERMAN PARTNERS
                                                      SUBACCOUNT         SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)....................     $   376,463         $   152,616       $   82,762       $   (6,127)
Net realized (loss) gain on investments.........         (92,211)            145,290          (30,172)         170,695
Net unrealized appreciation (depreciation) of
  investments during the year...................         625,653          (1,239,129)          22,343         (168,714)
                                                     -----------         -----------       ----------       ----------
Net increase (decrease) in net assets from
  operations....................................         909,905            (941,223)          74,933           (4,146)
                                                     -----------         -----------       ----------       ----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums...................         233,093             391,745           98,400           62,770
Administrative charges..........................          (2,888)             (4,009)            (988)          (1,172)
Surrenders and forfeitures......................      (1,455,842)           (891,031)        (122,227)         (57,817)
Transfers between investment portfolios.........        (124,879)           (946,547)        (229,367)        (413,453)
Net repayments (withdrawals) due to policy
  loans.........................................             815                 960             (482)            (755)
Withdrawals due to death benefits...............         (65,509)           (115,087)
                                                     -----------         -----------       ----------       ----------
Net decrease in net assets derived from contract
  transactions..................................      (1,415,210)         (1,563,969)        (254,664)        (410,427)
                                                     -----------         -----------       ----------       ----------
Total decrease in net assets....................        (505,305)         (2,505,192)        (179,731)        (414,573)
NET ASSETS
  Beginning of year.............................      10,781,314          10,268,993        1,645,266        1,549,061
                                                     -----------         -----------       ----------       ----------
  End of year...................................     $10,276,009         $ 7,763,801       $1,465,535       $1,134,488
                                                     ===========         ===========       ==========       ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                                                   VAN ECK
                                                       VAN ECK       VAN ECK      WORLDWIDE      VAN ECK     ALGER AMERICAN
                                                      WORLDWIDE     WORLDWIDE     EMERGING      WORLDWIDE        SMALL
                                                         BOND      HARD ASSETS     MARKETS     REAL ESTATE   CAPITALIZATION
                                                      SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)........................  $   77,479   $    4,951    $   (35,953)  $    8,966     $   (81,533)
Net realized (loss) gain on investments.............    (103,662)     100,379      1,139,641       14,092       2,118,058
Net unrealized appreciation (depreciation) of
  investments during the year.......................      37,198       (6,572)    (6,093,397)     103,925      (3,915,494)
                                                      ----------   ----------    -----------   ----------     -----------
Net increase (decrease) in net assets from
  operations........................................      11,015       98,758     (4,989,709)     126,983      (1,878,969)
                                                      ----------   ----------    -----------   ----------     -----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums.......................     268,600      159,710      2,466,575      170,153         515,859
Administrative charges..............................        (775)        (592)        (5,689)        (382)         (4,242)
Surrenders and forfeitures..........................    (168,108)     (70,735)      (525,350)     (18,732)       (272,877)
Transfers between investment portfolios.............    (296,816)     210,511      3,153,557      376,425         576,492
Net withdrawals due to policy loans.................        (578)      (4,111)        (6,743)      (1,770)         (4,942)
Withdrawals due to death benefits...................     (10,257)                     (1,813)                      (5,169)
                                                      ----------   ----------    -----------   ----------     -----------
Net (decrease) increase in net assets derived from
  contract transactions.............................    (207,934)     294,783      5,080,537      525,694         805,121
                                                      ----------   ----------    -----------   ----------     -----------
Total (decrease) increase in net assets.............    (196,919)     393,541         90,828      652,677      (1,073,848)
NET ASSETS
  Beginning of year.................................   2,008,648      815,121      6,758,893      502,098       6,026,539
                                                      ----------   ----------    -----------   ----------     -----------
  End of year.......................................  $1,811,729   $1,208,662    $ 6,849,721   $1,154,775     $ 4,952,691
                                                      ==========   ==========    ===========   ==========     ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                          MFS             MFS             MFS           MFS         PIMCO         PIMCO
                                       EMERGING       GROWTH WITH    NEW DISCOVERY    RESEARCH    HIGH YIELD   TOTAL RETURN
                                     GROWTH SERIES   INCOME SERIES      SERIES         SERIES        BOND          BOND
                                      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income.......   $   (4,589)      $ (2,771)       $ (1,114)     $  (2,418)    $ 25,631      $  9,356
Net realized (loss) gain on
  investments......................      (33,279)         1,543         (30,030)       (67,777)     (27,538)        1,025
Net unrealized (depreciation)
  appreciation of investments
  during the year..................     (164,717)        (6,685)         (4,813)       (36,711)         736        12,503
                                      ----------       --------        --------      ---------     --------      --------
Net (decrease) increase in net
  assets from operations...........     (202,585)        (7,913)        (35,957)      (106,906)      (1,171)       22,884
                                      ----------       --------        --------      ---------     --------      --------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums......    1,046,037        666,241         271,079        549,098      484,669       377,962
Administrative charges.............       (1,157)          (914)           (157)          (748)        (379)         (200)
Surrenders and forfeitures.........       (2,018)          (726)           (278)          (218)      (6,215)       (4,025)
Transfers between investment
  portfolios.......................      174,758        138,098          15,309        (31,279)     134,528       302,141
                                      ----------       --------        --------      ---------     --------      --------
Net increase in net assets derived
  from contract transactions.......    1,217,620        802,699         285,953        516,853      612,603       675,878
                                      ----------       --------        --------      ---------     --------      --------
Capital contribution from
  Providentmutual Life and Annuity
  Company of America...............       25,000         25,000          25,000         25,000       25,000        25,000
                                      ----------       --------        --------      ---------     --------      --------
Total increase in net assets.......    1,040,035        819,786         274,996        434,947      636,432       723,762
NET ASSETS
  Beginning of year................
                                      ----------       --------        --------      ---------     --------      --------
  End of year......................   $1,040,035       $819,786        $274,996      $ 434,947     $636,432      $723,762
                                      ==========       ========        ========      =========     ========      ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2000

--------------------------------------------------------------------------------

                                                                                    VIP III          STRONG         STRONG
                                           VIP III      VIP III      VIP III        GROWTH          MID-CAP       OPPORTUNITY
                                            GROWTH      OVERSEAS    CONTRAFUND   OPPORTUNITIES   GROWTH FUND II     FUND II
                                          SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income............  $  (31,162)  $   (6,709)  $  (17,566)    $  (4,582)     $    (8,676)    $      248
Net realized (loss) gain on
  investments...........................     (25,663)    (100,161)     (20,385)      (18,334)         194,321        136,995
Net unrealized depreciation of
  investments during the year...........    (668,148)     (40,587)    (131,182)      (81,776)      (1,922,693)      (141,820)
                                          ----------   ----------   ----------     ---------      -----------     ----------
Net decrease in net assets from
  operations............................    (724,973)    (147,457)    (169,133)     (104,692)      (1,737,048)        (4,577)
                                          ----------   ----------   ----------     ---------      -----------     ----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums...........   4,111,229    1,059,129    2,673,824       681,649        1,578,776        581,039
Administrative charges..................      (6,418)        (485)      (2,437)         (847)         (11,510)        (9,062)
Surrenders and forfeitures..............     (39,974)      (4,590)     (20,224)       (5,480)        (253,097)        (5,000)
Transfers between investment
  portfolios............................   1,745,257      318,676      486,456       142,755        7,547,303        738,935
Net withdrawals due to policy loans.....      (2,196)      (2,172)                                        (31)
                                          ----------   ----------   ----------     ---------      -----------     ----------
Net increase in net assets derived from
  contract transactions.................   5,807,898    1,370,558    3,137,619       818,077        8,861,441      1,305,912
                                          ----------   ----------   ----------     ---------      -----------     ----------
Capital contribution from
  Providentmutual Life and Annuity
  Company of America....................      25,000       25,000       25,000        25,000           25,000         25,000
                                          ----------   ----------   ----------     ---------      -----------     ----------
Total increase in net assets............   5,107,925    1,248,101    2,993,486       738,385        7,149,393      1,326,335
NET ASSETS
  Beginning of year.....................
                                          ----------   ----------   ----------     ---------      -----------     ----------
  End of year...........................  $5,107,925   $1,248,101   $2,993,486     $ 738,385      $ 7,149,393     $1,326,335
                                          ==========   ==========   ==========     =========      ===========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes To Financial Statements

--------------------------------------------------------------------------------
1. ORGANIZATION

     The Providentmutual Variable Annuity Separate Account (Separate Account) was established by Providentmutual Life and Annuity Company of America (PLACA) under the provisions of Pennsylvania law and commenced operations on April 14, 1992. In December 1992, PLACA redomesticated to the State of Delaware. PLACA is a wholly-owned subsidiary of Provident Mutual Life Insurance Company (Provident Mutual). The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the Contracts) are allocated until maturity or termination of the Contracts.

     The Contracts are distributed through career agents, brokers and personal producing general agents.


     PLACA has structured the Separate Account as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Separate Account is comprised of forty-seven Subaccounts: the All Pro Broad Equity (formerly the Growth Subaccount), Money Market, Bond, Balanced (formerly the Managed Subaccount), Mid Cap Growth (formerly the Aggressive Growth Subaccount), International, All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value and Equity 500 Index Subaccounts invest in the corresponding portfolios of the Market Street Fund, Inc.; the Fidelity High Income, Fidelity Equity-Income, Fidelity Growth and Fidelity Overseas Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund; the Fidelity Asset Manager, Fidelity Contrafund and Fidelity Investment Grade Bond Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund II; the OCC Equity, OCC Small Cap and OCC Managed Subaccounts invest in the corresponding portfolios of the OCC Accumulation Trust; the Scudder Bond, Scudder Growth and Income and Scudder International Subaccounts invest in the corresponding portfolios of the Scudder Variable Life Investment Fund; the Dreyfus Growth and Income Subaccount invests in the corresponding portfolio of the Dreyfus Variable Investment Fund; the Dreyfus Socially Responsible Subaccount invests in the Dreyfus Socially Responsible Growth Fund, Inc.; the Federated Fund for U.S. Government Securities II and Federated Utility Fund II Subaccounts invest in the corresponding portfolios of the Federated Insurance Series; the Neuberger Berman Limited Maturity Bond and Neuberger Berman Partners Subaccounts invest in the corresponding portfolios of the Neuberger Berman Advisers Management Trust; the Van Eck Worldwide Bond, Van Eck Worldwide Hard Assets, Van Eck Worldwide Emerging Markets and Van Eck Worldwide Real Estate Subaccounts invest in the corresponding portfolios of the Van Eck Worldwide Insurance Trust; the Alger American Small Capitalization Subaccount invests in the corresponding portfolio of the Alger American Fund; the MFS Emerging Growth Series, MFS Investors Trust Series (formerly the Growth with Income Series), MFS New Discovery Series and MFS Research Series Subaccounts invest in the corresponding portfolios of the MFS Variable Insurance Trust; the PIMCO High Yield Bond and PIMCO Total Return Bond Subaccounts invest in the corresponding portfolios of the PIMCO Variable Insurance Trust; the VIP III Growth, VIP III Overseas, VIP III Contrafund and VIP III Growth Opportunities Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund III; the Strong Mid Cap Growth Fund II Subaccount invests in the corresponding portfolio of the Strong Variable Insurance Funds, Inc.; and the Strong Opportunity Fund II Subaccount invests in the Strong Opportunity Fund II, Inc. See original contract documents for availability of Subaccounts as investment options for a particular variable annuity contract.


     At the close of business on February 7, 2000, the Fidelity Index 500 Subaccount was terminated and the investments were transferred to the newly established Market Street Fund Equity 500 Index Subaccount. At the close of business on December 28, 2000, the Dreyfus Zero Coupon 2000 Subaccount was terminated and the investments were transferred to the Market Street Fund Money Market

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

Subaccount. At the close of business on January 26, 2001, the Market Street Fund Growth, Managed and Aggressive Growth Subaccounts were renamed the "All-Pro Broad Equity", "Balanced" and "Mid Cap Growth" Subaccounts, respectively.

     Net premiums from the Contracts are allocated to the Subaccounts in accordance with contractowner instructions and are recorded as variable annuity contract transactions in the statements of changes in net assets. Such amounts are used to provide money to pay contract values under the Contracts. The Separate Account's assets are the property of PLACA.

     Transfers between investment portfolios include transfers between the Subaccounts and the Guaranteed Account (not shown), which is part of PLACA's General Account.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Separate Account in the financial statements.

INVESTMENT VALUATION:

     Investment shares are valued at the net asset values of the respective Portfolios. Transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date.

REALIZED GAINS AND LOSSES:

     Realized gains and losses on sales of investment shares are determined using the specific identification basis for financial reporting and income tax purposes.

FEDERAL INCOME TAXES:

     The operations of the Separate Account are included in the Federal income tax return of PLACA. Under the provisions of the Contracts, PLACA has the right to charge the Separate Account for Federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax.

ESTIMATES:

     The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and contract transactions during the period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------
3. INVESTMENTS

     At December 31, 2001, the investments of the respective Subaccounts are as follows:
--------------------------------------------------------------------------------

                                                           SHARES         COST        FAIR VALUE
-------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  All Pro Broad Equity Portfolio**.....................   1,859,408    $32,571,399    $27,779,553
  Money Market Portfolio...............................  75,519,828    $75,519,828    $75,519,828
  Bond Portfolio.......................................   1,603,699    $17,144,373    $17,624,648
  Balanced Portfolio**.................................   1,082,958    $16,878,894    $15,432,156
  Mid Cap Growth Portfolio**...........................   1,188,333    $24,796,871    $23,778,548
  International Portfolio..............................   1,426,155    $16,860,264    $15,972,937
  All Pro Large Cap Growth Portfolio...................   1,404,159    $17,267,131    $12,637,430
  All Pro Large Cap Value Portfolio....................   1,174,660    $11,340,670    $11,605,637
  All Pro Small Cap Growth Portfolio...................   1,442,875    $25,623,645    $17,444,353
  All Pro Small Cap Value Portfolio....................   1,299,167    $11,506,371    $13,277,489
  Equity 500 Index Portfolio...........................  12,243,723   $117,813,613    $99,419,032
Variable Insurance Products Fund:
  High Income Portfolio................................   1,670,767    $16,163,607    $10,709,615
  Equity-Income Portfolio..............................   3,067,641    $71,526,969    $69,788,827
  Growth Portfolio.....................................   3,094,861   $134,523,079   $104,018,271
  Overseas Portfolio...................................     240,680     $4,975,852     $3,340,633
Variable Insurance Products Fund II:
  Asset Manager Portfolio..............................   2,122,555    $35,134,308    $30,798,276
  Contrafund Portfolio.................................   2,891,429    $68,526,090    $58,204,466
  Investment Grade Bond Portfolio......................     350,743     $4,265,736     $4,531,601
OCC Accumulation Trust:
  Equity Portfolio.....................................     563,561    $19,912,920    $18,665,127
  Small Cap Portfolio..................................     607,704    $16,309,329    $19,604,523
  Managed Portfolio....................................     846,524    $34,620,524    $33,987,931
Scudder Variable Life Investment Fund:
  Bond Portfolio.......................................   1,938,910    $13,106,140    $13,378,479
  Growth and Income Portfolio..........................   1,467,391    $15,810,326    $13,059,780
  International Portfolio..............................   1,591,268    $12,793,561    $12,809,710
Dreyfus Variable Investment Fund:
  Growth and Income Portfolio..........................     727,695    $16,576,801    $15,754,599
Dreyfus Socially Responsible Growth Fund, Inc.:
  Socially Responsible Portfolio.......................     582,220    $20,659,018    $15,527,801
Federated Insurance Series:
  Fund for U.S. Government Securities II Portfolio.....   1,439,584    $15,732,116    $16,454,448
  Utility Fund II Portfolio............................     511,288     $6,966,349     $5,302,053
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Portfolio......................     110,830     $1,451,153     $1,492,886
  Partners Portfolio...................................      60,435     $1,045,682       $912,574

---------------
** Prior to January 29, 2001, the Market Street Fund All Pro Broad Equity,
   Balanced and Mid Cap
   Growth Portfolios were known as the Market Street Fund Growth, Managed and Aggressive Growth
   Portfolios, respectively.

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

                                                           SHARES         COST        FAIR VALUE
-------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Portfolio.....................     181,406     $1,803,370     $1,708,844
  Van Eck Worldwide Hard Assets Portfolio..............      76,977       $923,390       $822,889
  Van Eck Worldwide Emerging Markets Portfolio.........     724,843     $6,960,047     $5,900,221
  Van Eck Worldwide Real Estate Portfolio..............     133,194     $1,377,448     $1,447,820
Alger American Fund:
  Alger American Small Capitalization Portfolio........     177,890     $5,514,075     $2,944,081
MFS Variable Insurance Trust:
  MFS Emerging Growth Series...........................      83,329     $2,136,735     $1,494,090
  MFS Investors Trust Series...........................     100,534     $1,910,151     $1,717,121
  MFS New Discovery Series.............................      66,293       $997,964     $1,008,976
  MFS Research Series..................................      50,917       $887,583       $727,091
PIMCO Variable Insurance Trust:
  PIMCO High Yield Bond Portfolio......................     174,894     $1,382,564     $1,378,167
  PIMCO Total Return Bond Portfolio....................     886,517     $8,766,576     $8,767,654
Variable Insurance Products Fund III:
  VIP III Growth Portfolio.............................     238,756     $7,954,979     $7,960,116
  VIP III Overseas Portfolio...........................     130,900     $1,796,456     $1,807,734
  VIP III Contrafund Portfolio.........................     204,213     $4,626,166     $4,084,258
  VIP III Growth Opportunities Portfolio...............      63,201     $1,000,645       $950,545
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II........................     386,452     $7,679,428     $6,330,078
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II...........................     219,647     $4,908,372     $4,272,140

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

     During the years ended December 31, 2001 and 2000, transactions in investment shares were as follows:
--------------------------------------------------------------------------------

                                                                         MARKET STREET FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
                                                 **ALL PRO BROAD
                                                EQUITY PORTFOLIO          MONEY MARKET PORTFOLIO          BOND PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                2001         2000          2001            2000          2001         2000
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased...........................      99,639      140,183     143,851,912     73,618,732      829,580      135,811
Shares received from reinvestment of:
  Dividends................................      55,018       36,566       2,649,757      2,672,500       75,869       82,612
  Capital gain distributions...............     193,953      163,308
                                             ----------   ----------   -------------   ------------   ----------   ----------
Total shares acquired......................     348,610      340,057     146,501,669     76,291,232      905,449      218,423
Total shares redeemed......................    (583,092)    (661,743)   (130,734,387)   (65,332,238)    (447,882)    (390,330)
                                             ----------   ----------   -------------   ------------   ----------   ----------
Net (decrease) increase in shares owned....    (234,482)    (321,686)     15,767,282     10,958,994      457,567     (171,907)
Shares owned, beginning of year............   2,093,890    2,415,576      59,752,546     48,793,552    1,146,132    1,318,039
                                             ----------   ----------   -------------   ------------   ----------   ----------
Shares owned, end of year..................   1,859,408    2,093,890      75,519,828     59,752,546    1,603,699    1,146,132
                                             ==========   ==========   =============   ============   ==========   ==========
Cost of shares acquired....................  $5,684,416   $6,072,261   $ 146,501,669   $ 76,291,232   $9,730,720   $2,237,266
                                             ==========   ==========   =============   ============   ==========   ==========
Cost of shares redeemed....................  $9,579,205   $9,995,184   $ 130,734,387   $ 65,332,238   $4,957,316   $4,241,096
                                             ==========   ==========   =============   ============   ==========   ==========

---------------
** Prior to January 29, 2001, the Market Street Fund All Pro Broad Equity
   Portfolio was known as the Market Street Fund Growth Portfolio.

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                      MARKET STREET FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
                                                                             **MID CAP
                                           **BALANCED PORTFOLIO          GROWTH PORTFOLIO          INTERNATIONAL PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
                                            2001          2000          2001           2000          2001           2000
---------------------------------------------------------------------------------------------------------------------------
Shares purchased.......................     410,335        76,666        345,274       321,189      1,551,703       143,520
Shares received from reinvestment of:
  Dividends............................      35,005        35,976        170,281        18,918         61,580        40,215
  Capital gain distributions...........      49,553        54,641        124,824        39,565         94,040       159,535
                                         ----------    ----------    -----------    ----------    -----------    ----------
Total shares acquired..................     494,893       167,283        640,379       379,672      1,707,323       343,270
Total shares redeemed..................    (297,051)     (317,248)      (324,581)     (116,021)    (1,704,826)     (276,198)
                                         ----------    ----------    -----------    ----------    -----------    ----------
Net increase (decrease) in shares
  owned................................     197,842      (149,965)       315,798       263,651          2,497        67,072
Shares owned, beginning of year........     885,116     1,035,081        872,535       608,884      1,423,658     1,356,586
                                         ----------    ----------    -----------    ----------    -----------    ----------
Shares owned, end of year..............   1,082,958       885,116      1,188,333       872,535      1,426,155     1,423,658
                                         ==========    ==========    ===========    ==========    ===========    ==========
Cost of shares acquired................  $7,153,489    $2,638,759    $12,457,720    $9,166,485    $20,364,140    $4,829,043
                                         ==========    ==========    ===========    ==========    ===========    ==========
Cost of shares redeemed................  $4,729,387    $4,440,417    $ 6,531,775    $2,015,076    $22,572,279    $3,395,968
                                         ==========    ==========    ===========    ==========    ===========    ==========

---------------
** Prior to January 29, 2001, the Market Street Fund Balanced and Mid Cap Growth
   Portfolios were known as the Market Street Fund Managed and Aggressive Growth Portfolios, respectively.

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                              MARKET STREET FUND, INC.
----------------------------------------------------------------------------------------------------------------------
                                                               ALL PRO LARGE CAP GROWTH       ALL PRO LARGE CAP VALUE
----------------------------------------------------------------------------------------------------------------------
                                                                 2001           2000            2001           2000
----------------------------------------------------------------------------------------------------------------------
Shares purchased............................................     466,733         817,783        839,316        353,414
Shares received from reinvestment of:
  Dividends.................................................         722          18,504          6,820          4,777
  Capital gain distributions................................                      14,390
                                                              ----------     -----------     ----------     ----------
Total shares acquired.......................................     467,455         850,677        846,136        358,191
Total shares redeemed.......................................    (497,333)       (231,755)      (309,080)      (227,209)
                                                              ----------     -----------     ----------     ----------
Net (decrease) increase in shares owned.....................     (29,878)        618,922        537,056        130,982
Shares owned, beginning of year.............................   1,434,037         815,115        637,604        506,622
                                                              ----------     -----------     ----------     ----------
Shares owned, end of year...................................   1,404,159       1,434,037      1,174,660        637,604
                                                              ==========     ===========     ==========     ==========
Cost of shares acquired.....................................  $4,436,281     $11,647,378     $8,209,702     $3,412,967
                                                              ==========     ===========     ==========     ==========
Cost of shares redeemed.....................................  $6,378,139     $ 2,555,191     $3,144,442     $2,092,832
                                                              ==========     ===========     ==========     ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                    MARKET STREET FUND, INC.
------------------------------------------------------------------------------------------------------------------------
                                            ALL PRO SMALL CAP          ALL PRO SMALL CAP           EQUITY 500 INDEX
                                                  GROWTH                     VALUE                   PORTFOLIO**
------------------------------------------------------------------------------------------------------------------------
                                            2001         2000          2001         2000         2001           2000
------------------------------------------------------------------------------------------------------------------------
Shares purchased.......................     381,815     1,077,683      872,085      511,746     2,614,530     15,890,798
Shares received from reinvestment of:
  Dividends............................                    21,308        5,118        1,414       163,180
  Capital gain distributions...........                     3,648
                                         ----------   -----------   ----------   ----------   -----------   ------------
Total shares acquired..................     381,815     1,102,639      877,203      513,160     2,777,710     15,890,798
Total shares redeemed..................    (347,097)     (463,009)    (359,071)    (148,889)   (4,598,137)    (2,723,841)
                                         ----------   -----------   ----------   ----------   -----------   ------------
Net increase (decrease) in shares
  owned................................      34,718       639,630      518,132      364,271    (1,820,427)    13,166,957
Shares owned, beginning of year........   1,408,157       768,527      781,035      416,764    14,064,150        897,193
                                         ----------   -----------   ----------   ----------   -----------   ------------
Shares owned, end of year..............   1,442,875     1,408,157    1,299,167      781,035    12,243,723     14,064,150
                                         ==========   ===========   ==========   ==========   ===========   ============
Cost of shares acquired................  $4,551,424   $21,814,189   $8,163,741   $4,006,643   $23,028,495   $161,013,061
                                         ==========   ===========   ==========   ==========   ===========   ============
Cost of shares redeemed................  $5,106,570   $ 4,916,066   $2,695,328   $1,132,691   $45,981,369   $128,918,217
                                         ==========   ===========   ==========   ==========   ===========   ============

---------------
** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500
   Subaccount.

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                            VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------------------------
                              HIGH INCOME               EQUITY-INCOME
                               PORTFOLIO                  PORTFOLIO               GROWTH PORTFOLIO          OVERSEAS PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                           2001         2000         2001          2000          2001          2000          2001         2000
---------------------------------------------------------------------------------------------------------------------------------
Shares purchased......     286,421      246,343       128,271        70,935       154,048       613,678       18,739       63,310
Shares received from
  reinvestment of:
  Dividends...........     230,425      144,276        58,482        72,843         2,558         3,591       13,721        3,073
  Capital gain
    distributions.....                                164,306       274,433       240,413       357,295       21,688       19,352
                        ----------   ----------   -----------   -----------   -----------   -----------   ----------   ----------
Total shares
  acquired............     516,846      390,619       351,059       418,211       397,019       974,564       54,148       85,735
Total shares
  redeemed............    (690,625)    (567,118)     (669,503)     (905,118)     (825,054)     (397,168)     (75,730)     (24,640)
                        ----------   ----------   -----------   -----------   -----------   -----------   ----------   ----------
Net (decrease)
  increase in shares
  owned...............    (173,779)    (176,499)     (318,444)     (486,907)     (428,035)      577,396      (21,582)      61,095
Shares owned,
  beginning of year...   1,844,546    2,021,045     3,386,085     3,872,992     3,522,896     2,945,500      262,262      201,167
                        ----------   ----------   -----------   -----------   -----------   -----------   ----------   ----------
Shares owned, end of
  year................   1,670,767    1,844,546     3,067,641     3,386,085     3,094,861     3,522,896      240,680      262,262
                        ==========   ==========   ===========   ===========   ===========   ===========   ==========   ==========
Cost of shares
  acquired............  $3,879,951   $3,796,366   $ 8,342,398   $ 9,375,607   $15,158,113   $49,437,670   $  906,887   $2,000,971
                        ==========   ==========   ===========   ===========   ===========   ===========   ==========   ==========
Cost of shares
  redeemed............  $8,635,962   $7,069,739   $13,245,739   $16,917,915   $25,813,694   $11,523,677   $1,476,671   $  484,746
                        ==========   ==========   ===========   ===========   ===========   ===========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                               VARIABLE INSURANCE PRODUCTS FUND II
------------------------------------------------------------------------------------------------------------------------
                                               ASSET MANAGER                CONTRAFUND              INVESTMENT GRADE
                                                 PORTFOLIO                   PORTFOLIO               BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
                                             2001          2000         2001          2000          2001         2000
------------------------------------------------------------------------------------------------------------------------
Shares purchased........................       91,489      217,412        69,755       395,155      119,570       69,751
Shares received from reinvestment of:
  Dividends.............................      104,144       91,035        26,407        11,940       17,159       21,010
  Capital gain distributions............       39,054      214,471        93,203       433,425
                                          -----------   ----------   -----------   -----------   ----------   ----------
Total shares acquired...................      234,687      522,918       189,365       840,520      136,729       90,761
Total shares redeemed...................     (640,401)    (528,431)     (768,501)     (364,594)     (90,705)     (70,298)
                                          -----------   ----------   -----------   -----------   ----------   ----------
Net (decrease) increase in shares
  owned.................................     (405,714)      (5,513)     (579,136)      475,926       46,024       20,463
Shares owned, beginning of year.........    2,528,269    2,533,782     3,470,565     2,994,639      304,719      284,256
                                          -----------   ----------   -----------   -----------   ----------   ----------
Shares owned, end of year...............    2,122,555    2,528,269     2,891,429     3,470,565      350,743      304,719
                                          ===========   ==========   ===========   ===========   ==========   ==========
Cost of shares acquired.................  $ 3,473,648   $8,587,972   $ 4,050,072   $21,492,015   $1,702,396   $1,061,451
                                          ===========   ==========   ===========   ===========   ==========   ==========
Cost of shares redeemed.................  $10,391,829   $7,727,544   $13,648,786   $ 5,680,246   $1,152,889   $  861,879
                                          ===========   ==========   ===========   ===========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                            OCC ACCUMULATION TRUST
-----------------------------------------------------------------------------------------------------------------------------
                                                    EQUITY PORTFOLIO         SMALL CAP PORTFOLIO        MANAGED PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                    2001         2000         2001         2000         2001         2000
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased...............................     112,508       27,203      217,463      100,470       76,519        39,441
Shares received from reinvestment of:
  Dividends....................................       3,704        5,673        4,446        3,943       22,167        17,851
  Capital gain distributions...................       3,540       73,274       39,821                                  99,679
                                                 ----------   ----------   ----------   ----------   ----------   -----------
Total shares acquired..........................     119,752      106,150      261,730      104,413       98,686       156,971
Total shares redeemed..........................     (97,956)    (147,715)    (189,982)    (170,970)    (199,117)     (350,966)
                                                 ----------   ----------   ----------   ----------   ----------   -----------
Net increase (decrease) in shares owned........      21,796      (41,565)      71,748      (66,557)    (100,431)     (193,995)
Shares owned, beginning of year................     541,765      583,330      535,956      602,513      946,955     1,140,950
                                                 ----------   ----------   ----------   ----------   ----------   -----------
Shares owned, end of year......................     563,561      541,765      607,704      535,956      846,524       946,955
                                                 ==========   ==========   ==========   ==========   ==========   ===========
Cost of shares acquired........................  $4,192,670   $3,135,305   $7,693,312   $2,814,719   $4,176,782   $ 5,704,069
                                                 ==========   ==========   ==========   ==========   ==========   ===========
Cost of shares redeemed........................  $3,350,163   $4,465,416   $4,658,503   $3,648,122   $7,269,393   $11,298,334
                                                 ==========   ==========   ==========   ==========   ==========   ===========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                    SCUDDER VARIABLE LIFE INVESTMENT FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                                             GROWTH AND INCOME
                                                    BOND PORTFOLIO               PORTFOLIO           INTERNATIONAL PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                   2001         2000         2001         2000         2001          2000
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased..............................     962,547      170,388       77,450       73,506     3,750,972       539,901
Shares received from reinvestment of:
  Dividends...................................      75,344       95,931       20,011       26,739         6,888         7,627
  Capital gain distributions..................                                37,759       35,364       322,877       155,077
                                                ----------   ----------   ----------   ----------   -----------   -----------
Total shares acquired.........................   1,037,891      266,319      135,220      135,609     4,080,737       702,605
Total shares redeemed.........................    (782,308)    (391,820)    (439,840)    (376,857)   (4,064,530)     (294,853)
                                                ----------   ----------   ----------   ----------   -----------   -----------
Net increase (decrease) in shares owned.......     255,583     (125,501)    (304,620)    (241,248)       16,207       407,752
Shares owned, beginning of year...............   1,683,327    1,808,828    1,772,011    2,013,259     1,575,061     1,167,309
                                                ----------   ----------   ----------   ----------   -----------   -----------
Shares owned, end of year.....................   1,938,910    1,683,327    1,467,391    1,772,011     1,591,268     1,575,061
                                                ==========   ==========   ==========   ==========   ===========   ===========
Cost of shares acquired.......................  $7,165,553   $1,706,087   $1,251,528   $1,458,860   $35,700,395   $12,414,733
                                                ==========   ==========   ==========   ==========   ===========   ===========
Cost of shares redeemed.......................  $5,331,422   $2,591,731   $5,179,451   $4,288,858   $48,038,927   $ 3,931,163
                                                ==========   ==========   ==========   ==========   ===========   ===========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                                                    DREYFUS SOCIALLY
                                                                                                      RESPONSIBLE
                                                       DREYFUS VARIABLE INVESTMENT FUND            GROWTH FUND, INC.
------------------------------------------------------------------------------------------------------------------------
                                                   ZERO COUPON         GROWTH AND INCOME          SOCIALLY RESPONSIBLE
                                                  2000 PORTFOLIO           PORTFOLIO                   PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
                                                       2000            2001          2000          2001          2000
------------------------------------------------------------------------------------------------------------------------
Shares purchased................................       113,827          27,450        71,232        71,362       232,682
Shares received from reinvestment of:
  Dividends.....................................        34,053           4,119         5,199           427         6,058
  Capital gain distributions....................                        12,796        32,097
                                                   -----------      ----------    ----------    ----------    ----------
Total shares acquired...........................       147,880          44,365       108,528        71,789       238,740
Total shares redeemed...........................      (843,156)       (195,095)     (132,440)     (226,997)      (94,477)
                                                   -----------      ----------    ----------    ----------    ----------
Net (decrease) increase in shares owned.........      (695,276)       (150,730)      (23,912)     (155,208)      144,263
Shares owned, beginning of year.................       695,276         878,425       902,337       737,428       593,165
                                                   -----------      ----------    ----------    ----------    ----------
Shares owned, end of year.......................       --              727,695       878,425       582,220       737,428
                                                   ===========      ==========    ==========    ==========    ==========
Cost of shares acquired.........................   $ 1,802,708      $  992,829    $2,657,151    $2,101,858    $9,118,394
                                                   ===========      ==========    ==========    ==========    ==========
Cost of shares redeemed.........................   $10,394,077      $3,904,704    $2,669,073    $6,847,911    $2,548,894
                                                   ===========      ==========    ==========    ==========    ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                            FEDERATED INSURANCE SERIES
--------------------------------------------------------------------------------------------------------------------
                                                                      FUND FOR
                                                                  U.S. GOVERNMENT
                                                              SECURITIES II PORTFOLIO     UTILITY FUND II PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
                                                                 2001          2000          2001           2000
--------------------------------------------------------------------------------------------------------------------
Shares purchased............................................     698,340       181,572        51,230        102,815
Shares received from reinvestment of:
  Dividends.................................................      44,785        50,912        20,886         19,628
  Capital gain distributions................................                                                 13,045
                                                              ----------    ----------    ----------     ----------
Total shares acquired.......................................     743,125       232,484        72,116        135,488
Total shares redeemed.......................................    (228,474)     (328,509)     (184,928)      (226,997)
                                                              ----------    ----------    ----------     ----------
Net increase (decrease) in shares owned.....................     514,651       (96,025)     (112,812)       (91,509)
Shares owned, beginning of year.............................     924,933     1,020,958       624,100        715,609
                                                              ----------    ----------    ----------     ----------
Shares owned, end of year...................................   1,439,584       924,933       511,288        624,100
                                                              ==========    ==========    ==========     ==========
Cost of shares acquired.....................................  $8,356,660    $2,427,008    $  801,971     $1,816,318
                                                              ==========    ==========    ==========     ==========
Cost of shares redeemed.....................................  $2,529,288    $3,557,966    $2,584,354     $3,082,381
                                                              ==========    ==========    ==========     ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                               NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
----------------------------------------------------------------------------------------------------------
                                                                LIMITED MATURITY
                                                                 BOND PORTFOLIO        PARTNERS PORTFOLIO
----------------------------------------------------------------------------------------------------------
                                                                2001        2000        2001        2000
----------------------------------------------------------------------------------------------------------
Shares purchased............................................    39,389      15,154       6,561       5,105
Shares received from reinvestment of:
  Dividends.................................................     8,158       8,355         262         776
  Capital gain distributions................................                             2,489      16,497
                                                              --------    --------    --------    --------
Total shares acquired.......................................    47,547      23,509       9,312      22,378
Total shares redeemed.......................................   (47,995)    (36,496)    (18,994)    (31,134)
                                                              --------    --------    --------    --------
Net decrease in shares owned................................      (448)    (12,987)     (9,682)     (8,756)
Shares owned, beginning of year.............................   111,278     124,265      70,117      78,873
                                                              --------    --------    --------    --------
Shares owned, end of year...................................   110,830     111,278      60,435      70,117
                                                              ========    ========    ========    ========
Cost of shares acquired.....................................  $631,405    $297,439    $142,595    $339,795
                                                              ========    ========    ========    ========
Cost of shares redeemed.....................................  $659,053    $499,513    $378,347    $585,654
                                                              ========    ========    ========    ========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                       VAN ECK WORLDWIDE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------
                                                                  VAN ECK WORLDWIDE         VAN ECK WORLDWIDE
                                                                    BOND PORTFOLIO        HARD ASSETS PORTFOLIO
----------------------------------------------------------------------------------------------------------------
                                                                   2001         2000        2001         2000
----------------------------------------------------------------------------------------------------------------
Shares purchased............................................        95,731      46,119      61,807       76,214
Shares received from reinvestment of:
  Dividends.................................................         7,692       9,376       1,070          825
  Capital gain distributions................................
                                                                ----------    --------    --------     --------
Total shares acquired.......................................       103,423      55,495      62,877       77,039
Total shares redeemed.......................................       (96,726)    (68,686)    (86,038)     (51,273)
                                                                ----------    --------    --------     --------
Net increase (decrease) in shares owned.....................         6,697     (13,191)    (23,161)      25,766
Shares owned, beginning of year.............................       174,709     187,900     100,138       74,372
                                                                ----------    --------    --------     --------
Shares owned, end of year...................................       181,406     174,709      76,977      100,138
                                                                ==========    ========    ========     ========
Cost of shares acquired.....................................    $1,003,450    $558,929    $756,608     $894,777
                                                                ==========    ========    ========     ========
Cost of shares redeemed.....................................    $1,091,967    $793,046    $971,249     $494,664
                                                                ==========    ========    ========     ========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                           VAN ECK WORLDWIDE INSURANCE TRUST            ALGER AMERICAN FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                       VAN ECK WORLDWIDE        VAN ECK WORLDWIDE         ALGER AMERICAN
                                                       EMERGING MARKETS            REAL ESTATE         SMALL CAPITALIZATION
                                                           PORTFOLIO                PORTFOLIO                PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                       2001         2000         2001        2000        2001         2000
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased..................................     390,370      707,034       95,380     87,346       21,469       36,941
Shares received from reinvestment of:
  Dividends.......................................                                 3,041      1,303           94
  Capital gain distributions......................                                                                     81,025
                                                    ----------   ----------   ----------   --------   ----------   ----------
Total shares acquired.............................     390,370      707,034       98,421     88,649       21,563      117,966
Total shares redeemed.............................    (491,790)    (354,747)     (73,963)   (34,787)     (54,516)     (16,398)
                                                    ----------   ----------   ----------   --------   ----------   ----------
Net (decrease) increase in shares owned...........    (101,420)     352,287       24,458     53,862      (32,953)     101,568
Shares owned, beginning of year...................     826,263      473,976      108,736     54,874      210,843      109,275
                                                    ----------   ----------   ----------   --------   ----------   ----------
Shares owned, end of year.........................     724,843      826,263      133,194    108,736      177,890      210,843
                                                    ==========   ==========   ==========   ========   ==========   ==========
Cost of shares acquired...........................  $3,207,074   $9,314,753   $1,025,983   $876,774   $  375,172   $3,530,759
                                                    ==========   ==========   ==========   ========   ==========   ==========
Cost of shares redeemed...........................  $6,950,179   $3,130,528   $  715,349   $328,022   $2,310,933   $  689,113
                                                    ==========   ==========   ==========   ========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                     MFS VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------
                                                     MFS EMERGING             MFS INVESTORS              MFS NEW
                                                     GROWTH SERIES            TRUST SERIES          DISCOVERY SERIES
-----------------------------------------------------------------------------------------------------------------------
                                                   2001         2000         2001        2000        2001        2000
-----------------------------------------------------------------------------------------------------------------------
Shares purchased..............................      53,614       42,686       81,593     41,264       74,937     33,583
Shares received from reinvestment of:
  Dividends...................................                                   380
  Capital gain distributions..................       4,266                     2,090                   1,191
                                                ----------   ----------   ----------   --------   ----------   --------
Total shares acquired.........................      57,880       42,686       84,063     41,264       76,128     33,583
Total shares redeemed.........................     (10,638)      (6,599)     (22,604)    (2,189)     (26,411)   (17,007)
                                                ----------   ----------   ----------   --------   ----------   --------
Net increase in shares owned..................      47,242       36,087       61,459     39,075       49,717     16,576
Shares owned, beginning of year...............      36,087                    39,075                  16,576
                                                ----------   ----------   ----------   --------   ----------   --------
Shares owned, end of year.....................      83,329       36,087      100,534     39,075       66,293     16,576
                                                ==========   ==========   ==========   ========   ==========   ========
Cost of shares acquired.......................  $1,302,791   $1,435,503   $1,566,422   $872,744   $1,158,270   $590,040
                                                ==========   ==========   ==========   ========   ==========   ========
Cost of shares redeemed.......................  $  370,808   $  230,751   $  482,742   $ 46,273   $  440,115   $310,231
                                                ==========   ==========   ==========   ========   ==========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                   MFS VARIABLE                             PIMCO
                                                  INSURANCE TRUST                  VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------
                                                                                PIMCO                     PIMCO
                                                   MFS RESEARCH               HIGH YIELD              TOTAL RETURN
                                                      SERIES                BOND PORTFOLIO           BOND PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
                                                 2001        2000         2001          2000         2001        2000
-----------------------------------------------------------------------------------------------------------------------
Shares purchased.............................    42,256       44,269     2,757,029      171,104      812,292     75,587
Shares received from reinvestment of:
  Dividends..................................                               21,444        3,480        9,813      1,189
  Capital gain distributions.................     4,466                                                6,172
                                               --------   ----------   -----------   ----------   ----------   --------
Total shares acquired........................    46,722       44,269     2,778,473      174,584      828,277     76,776
Total shares redeemed........................   (16,739)     (23,335)   (2,679,981)     (98,182)     (15,840)    (2,696)
                                               --------   ----------   -----------   ----------   ----------   --------
Net increase in shares owned.................    29,983       20,934        98,492       76,402      812,437     74,080
Shares owned, beginning of year..............    20,934                     76,402                    74,080
                                               --------   ----------   -----------   ----------   ----------   --------
Shares owned, end of year....................    50,917       20,934       174,894       76,402      886,517     74,080
                                               ========   ==========   ===========   ==========   ==========   ========
Cost of shares acquired......................  $799,002   $1,038,183   $22,360,211   $1,487,999   $8,204,408   $736,194
                                               ========   ==========   ===========   ==========   ==========   ========
Cost of shares redeemed......................  $383,147   $  566,455   $21,613,343   $  852,303   $  149,091   $ 24,935
                                               ========   ==========   ===========   ==========   ==========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                               VARIABLE INSURANCE PRODUCTS FUND III
------------------------------------------------------------------------------------------------------------------------
                                                VIP III GROWTH            VIP III OVERSEAS         VIP III CONTRAFUND
                                                  PORTFOLIO                  PORTFOLIO                  PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
                                              2001          2000         2001          2000         2001         2000
------------------------------------------------------------------------------------------------------------------------
Shares purchased.........................      519,691      147,830     1,819,790      135,493       99,043      136,934
Shares received from reinvestment of:
  Dividends..............................          103                      5,826                     1,030
  Capital gain distributions.............        9,712                      9,208                     3,863
                                           -----------   ----------   -----------   ----------   ----------   ----------
Total shares acquired....................      529,506      147,830     1,834,824      135,493      103,936      136,934
Total shares redeemed....................     (408,363)     (30,217)   (1,766,643)     (72,774)     (26,351)     (10,306)
                                           -----------   ----------   -----------   ----------   ----------   ----------
Net increase in shares owned.............      121,143      117,613        68,181       62,719       77,585      126,628
Shares owned, beginning of year..........      117,613                     62,719                   126,628
                                           -----------   ----------   -----------   ----------   ----------   ----------
Shares owned, end of year................      238,756      117,613       130,900       62,719      204,213      126,628
                                           ===========   ==========   ===========   ==========   ==========   ==========
Cost of shares acquired..................  $17,979,551   $7,256,467   $27,570,431   $2,900,741   $2,140,532   $3,387,640
                                           ===========   ==========   ===========   ==========   ==========   ==========
Cost of shares redeemed..................  $15,800,645   $1,480,394   $27,062,663   $1,612,053   $  639,034   $  262,972
                                           ===========   ==========   ===========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                               VARIABLE INSURANCE         STRONG VARIABLE          STRONG OPPORTUNITY
                                                PRODUCTS FUND III      INSURANCE FUNDS, INC.          FUND II, INC.
------------------------------------------------------------------------------------------------------------------------
                                                 VIP III GROWTH                                          STRONG
                                                  OPPORTUNITIES            STRONG MID CAP              OPPORTUNITY
                                                    PORTFOLIO              GROWTH FUND II                FUND II
------------------------------------------------------------------------------------------------------------------------
                                                2001        2000         2001         2000          2001         2000
------------------------------------------------------------------------------------------------------------------------
Shares purchased............................    52,514       52,986      302,198       345,442      166,077       60,547
Shares received from reinvestment of:
  Dividends.................................       161                                                  792          123
  Capital gain distributions................                                            22,668       33,487        7,128
                                              --------   ----------   ----------   -----------   ----------   ----------
Total shares acquired.......................    52,675       52,986      302,198       368,110      200,356       67,798
Total shares redeemed.......................   (31,238)     (11,222)    (217,073)      (66,783)     (36,111)     (12,396)
                                              --------   ----------   ----------   -----------   ----------   ----------
Net increase in shares owned................    21,437       41,764       85,125       301,327      164,245       55,402
Shares owned, beginning of year.............    41,764                   301,327                     55,402
                                              --------   ----------   ----------   -----------   ----------   ----------
Shares owned, end of year...................    63,201       41,764      386,452       301,327      219,647       55,402
                                              ========   ==========   ==========   ===========   ==========   ==========
Cost of shares acquired.....................  $807,878   $1,046,577   $5,682,624   $11,182,416   $4,443,580   $1,812,008
                                              ========   ==========   ==========   ===========   ==========   ==========
Cost of shares redeemed.....................  $627,394   $  226,416   $7,055,282   $ 2,130,330   $1,003,363   $  343,853
                                              ========   ==========   ==========   ===========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
     During the years ended December 31, 2001 and 2000, the unit activity and unit values were as follows:
--------------------------------------------------------------------------------

                                                                           MARKET STREET VIP
                                                                                  2001
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  All Pro Broad Equity Subaccount**..............      37,473.70           (8,747.89)       28,725.81      $ 112.11
                                                                                            =========      ========
  Money Market Subaccount........................       1,838.64              117.32         1,955.96      $  68.83
                                                                                            =========      ========
  Bond Subaccount................................       7,415.04           (3,377.14)        4,037.90      $  82.13
                                                                                            =========      ========
  Balanced Subaccount**..........................      16,053.60           (4,224.70)       11,828.90      $ 103.12
                                                                                            =========      ========
  Mid Cap Growth Subaccount**....................       5,756.58           (1,529.22)        4,227.36      $ 135.35
                                                                                            =========      ========
  International Subaccount.......................       5,691.76             (484.25)        5,207.51      $  99.16
                                                                                            =========      ========

--------------------------------------------------------------------------------

                                                                           MARKET STREET VIP
                                                                                  2000
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount..............................      51,092.39          (13,618.69)       37,473.70      $ 130.24
  Money Market Subaccount........................       2,572.39             (733.75)        1,838.64      $  67.20
  Bond Subaccount................................       9,401.62           (1,986.58)        7,415.04      $  77.38
                                                                                            =========      ========
  Managed Subaccount.............................      19,510.68           (3,457.08)       16,053.60      $ 112.26
                                                                                            =========      ========
  Aggressive Growth Subaccount...................       5,137.73              618.85         5,756.58      $ 142.53
                                                                                            =========      ========
  International Subaccount.......................       5,950.52             (258.76)        5,691.76      $ 114.21
                                                                                            =========      ========

---------------
** Prior to January 29, 2001, the Market Street Fund All Pro Broad Equity,
   Balanced and Mid Cap Growth Subaccounts were known as the Market Street Fund Growth, Managed and Aggressive Growth Subaccounts, respectively.

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

---------------
** Prior to January 29, 2001, the Market Street Fund All Pro Broad Equity,
   Balanced and Mid Cap Growth Subaccounts were known as the Market Street Fund Growth, Managed and Aggressive Growth Subaccounts, respectively.

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                           MARKET STREET VIP/2
                                                                                  2001
----------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED     UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
----------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  All Pro Broad Equity Subaccount**..............       26,485.51           (5,703.31)      20,782.20      $ 1,005.91
                                                                                            =========      ==========
  Money Market Subaccount........................       60,200.36            8,108.99       68,309.35      $   661.98
                                                                                            =========      ==========
  Bond Subaccount................................       12,171.36              908.21       13,079.57      $   696.40
                                                                                            =========      ==========
  Balanced Subaccount**..........................       11,859.05              192.80       12,051.85      $   847.34
                                                                                            =========      ==========
  Mid Cap Growth Subaccount**....................       14,229.85             (878.18)      13,351.67      $ 1,311.73
                                                                                            =========      ==========
  International Subaccount.......................       18,385.57           (2,495.15)      15,890.42      $   809.77
                                                                                            =========      ==========
  All Pro Large Cap Growth Subaccount............       22,766.11           (3,092.91)      19,673.20      $   445.29
                                                                                            =========      ==========
  All Pro Large Cap Value Subaccount.............        9,193.22            6,081.08       15,274.30      $   482.00
                                                                                            =========      ==========
  All Pro Small Cap Growth Subaccount............       21,798.50             (932.12)      20,866.38      $   593.28
                                                                                            =========      ==========
  All Pro Small Cap Value Subaccount.............       11,295.98            3,112.56       14,408.54      $   491.28
                                                                                            =========      ==========
  Equity 500 Index Subaccount....................       72,962.34          (11,881.84)      61,080.50      $ 1,267.94
                                                                                            =========      ==========
Variable Insurance Products Fund:
  High Income Subaccount.........................       21,809.81           (4,275.67)      17,534.14      $   527.60
                                                                                            =========      ==========
  Equity-Income Subaccount.......................       60,909.69           (8,619.03)      52,290.66      $ 1,170.39
                                                                                            =========      ==========
  Growth Subaccount..............................       91,225.05          (15,595.34)      75,629.71      $ 1,203.71
                                                                                            =========      ==========
Variable Insurance Products Fund II:
  Asset Manager Subaccount.......................       37,792.52           (6,878.38)      30,914.14      $   850.18
                                                                                            =========      ==========
  Contrafund Subaccount..........................       55,706.49           (9,925.63)      45,780.86      $ 1,101.22
                                                                                            =========      ==========
OCC Accumulation Trust:
  Equity Subaccount..............................       14,651.01           (1,191.88)      13,459.13      $ 1,187.77
                                                                                            =========      ==========
  Small Cap Subaccount...........................       17,256.58            1,070.41       18,326.99      $ 1,065.77
                                                                                            =========      ==========
  Managed Subaccount.............................       31,420.40           (4,742.94)      26,677.46      $ 1,174.16
                                                                                            =========      ==========
Scudder Variable Life Investment Fund:
  Bond Subaccount................................       17,108.31            2,101.45       19,209.76      $   694.12
                                                                                            =========      ==========
  Growth and Income Subaccount...................       18,856.97           (3,562.84)      15,294.13      $   849.87
                                                                                            =========      ==========
  International Subaccount.......................       25,400.54           (4,165.00)      21,235.54      $   599.65
                                                                                            =========      ==========
Dreyfus Variable Investment Fund:
  Zero Coupon 2000...............................        --                  --                --             --
                                                                                            =========      ==========
  Growth and Income Subaccount...................       19,270.14           (3,426.29)      15,843.85      $   990.64
                                                                                            =========      ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                           MARKET STREET VIP/2
                                                                                  2001
----------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED     UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
----------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth Fund, Inc.:
  Socially Responsible Subaccount................       19,228.81           (3,847.68)      15,381.13      $ 1,007.39
                                                                                            =========      ==========
Federated Insurance Series:
  Fund for U.S. Government Securities II
    Subaccount...................................       15,436.06            8,011.63       23,447.69      $   700.02
                                                                                            =========      ==========
  Utility Fund II Subaccount.....................        9,670.52           (1,915.60)       7,754.92      $   679.68
                                                                                            =========      ==========
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount..............        1,375.25              118.17        1,493.42      $   503.05
                                                                                            =========      ==========
  Van Eck Worldwide Hard Assets Subaccount.......        1,752.82             (494.67)       1,258.15      $   399.66
                                                                                            =========      ==========
  Van Eck Worldwide Emerging Markets
    Subaccount...................................       13,228.57           (2,239.52)      10,989.05      $   325.87
                                                                                            =========      ==========
  Van Eck Worldwide Real Estate Subaccount.......        1,699.78              241.83        1,941.61      $   500.20
                                                                                            =========      ==========
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II..................       11,320.98              263.88       11,584.86      $   284.48
                                                                                            =========      ==========
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II.....................        1,311.99            3,255.32        4,567.31      $   467.70
                                                                                            =========      ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                           MARKET STREET VIP/2
                                                                                  2000
----------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED     UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
----------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount..............................       33,148.41           (6,662.90)      26,485.51      $ 1,170.95
                                                                                            =========      ==========
  Money Market Subaccount........................       70,401.74          (10,201.38)      60,200.36      $   647.63
                                                                                            =========      ==========
  Bond Subaccount................................       15,997.81           (3,826.45)      12,171.36      $   657.46
                                                                                            =========      ==========
  Managed Subaccount.............................       15,998.50           (4,139.45)      11,859.05      $   924.31
                                                                                            =========      ==========
  Aggressive Growth Subaccount...................       11,500.11            2,729.74       14,229.85      $ 1,384.12
                                                                                            =========      ==========
  International Subaccount.......................       20,438.51           (2,052.94)      18,385.57      $   934.58
                                                                                            =========      ==========
  All Pro Large Cap Growth Subaccount............       14,042.99            8,723.12       22,766.11      $   576.76
                                                                                            =========      ==========
  All Pro Large Cap Value Subaccount.............        8,559.14              634.08        9,193.22      $   492.50
                                                                                            =========      ==========
  All Pro Small Cap Growth Subaccount............       13,757.34            8,041.16       21,798.50      $   715.66
                                                                                            =========      ==========
  All Pro Small Cap Value Subaccount.............        6,324.54            4,971.44       11,295.98      $   441.75
                                                                                            =========      ==========
  Equity 500 Index Subaccount**..................       76,945.57           (3,983.23)      72,962.34      $ 1,465.42
                                                                                            =========      ==========
Variable Insurance Products Fund:
  High Income Subaccount.........................       25,510.22           (3,700.41)      21,809.81      $   606.18
                                                                                            =========      ==========
  Equity-Income Subaccount.......................       75,372.54          (14,462.85)      60,909.69      $ 1,248.84
                                                                                            =========      ==========
  Growth Subaccount..............................       84,943.88            6,281.17       91,225.05      $ 1,482.40
                                                                                            =========      ==========
Variable Insurance Products Fund II:
  Asset Manager Subaccount.......................       42,909.65           (5,117.13)      37,792.52      $   898.97
                                                                                            =========      ==========
  Contrafund Subaccount..........................       54,821.14              885.35       55,706.49      $ 1,272.63
                                                                                            =========      ==========
OCC Accumulation Trust:
  Equity Subaccount..............................       18,277.71           (3,626.70)      14,651.01      $ 1,295.47
                                                                                            =========      ==========
  Small Cap Subaccount...........................       19,273.71           (2,017.13)      17,256.58      $   997.72
                                                                                            =========      ==========
  Managed Subaccount.............................       42,989.61          (11,569.21)      31,420.40      $ 1,252.24
                                                                                            =========      ==========
Scudder Variable Life Investment Fund:
  Bond Subaccount................................       19,173.00           (2,064.69)      17,108.31      $   665.72
                                                                                            =========      ==========
  Growth and Income Subaccount...................       21,851.23           (2,994.26)      18,856.97      $   971.53
                                                                                            =========      ==========
  International Subaccount.......................       20,743.49            4,657.05       25,400.54      $   880.78
                                                                                            =========      ==========

---------------
** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500 Subaccount.

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                           MARKET STREET VIP/2
                                                                                  2000
----------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED     UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
----------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund:
  Zero Coupon 2000...............................       13,555.84          (13,555.84)             --              --
                                                                                            =========      ==========
  Growth and Income Subaccount...................       20,385.92           (1,115.78)      19,270.14      $ 1,067.04
                                                                                            =========      ==========
Dreyfus Socially Responsible Growth Fund, Inc.:
  Socially Responsible Subaccount................       15,371.49            3,857.32       19,228.81      $ 1,319.54
                                                                                            =========      ==========
Federated Insurance Series:
  Fund for U.S. Government Securities II
    Subaccount...................................       17,731.89           (2,295.83)      15,436.06      $   663.18
                                                                                            =========      ==========
  Utility Fund II Subaccount.....................       11,493.39           (1,822.87)       9,670.52      $   799.54
                                                                                            =========      ==========
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount..............        1,070.43              304.82        1,375.25      $   537.64
                                                                                            =========      ==========
  Van Eck Worldwide Hard Assets Subaccount.......        1,431.10              321.72        1,752.82      $   452.62
                                                                                            =========      ==========
  Van Eck Worldwide Emerging Markets
    Subaccount...................................        7,758.01            5,470.56       13,228.57      $   336.57
                                                                                            =========      ==========
  Van Eck Worldwide Real Estate Subaccount.......          884.20              815.58        1,699.78      $   481.58
                                                                                            =========      ==========
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II..................        --                 11,320.98       11,320.98      $   416.75
                                                                                            =========      ==========
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II.....................        --                  1,311.99        1,311.99      $   494.33
                                                                                            =========      ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                              OPTIONS VIP
                                                                                  2001
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  All Pro Broad Equity Subaccount**..............       2,838.75             (457.73)        2,381.02     $ 1,005.91
                                                                                            =========     ==========
  Money Market Subaccount........................      12,475.58              496.68        12,972.26     $   661.98
                                                                                            =========     ==========
  Bond Subaccount................................       4,427.83             (185.50)        4,242.33     $   696.40
                                                                                            =========     ==========
  Balanced Subaccount**..........................       1,195.84              467.85         1,663.69     $   847.34
                                                                                            =========     ==========
  Mid Cap Growth Subaccount**....................       1,447.24              727.46         2,174.70     $ 1,311.73
                                                                                            =========     ==========
  International Subaccount.......................       1,853.60               16.33         1,869.93     $   809.77
                                                                                            =========     ==========
  All Pro Large Cap Growth Subaccount............       3,171.70             (191.58)        2,980.12     $   445.29
                                                                                            =========     ==========
  All Pro Large Cap Value Subaccount.............       2,215.55              327.42         2,542.97     $   482.00
                                                                                            =========     ==========
  All Pro Small Cap Growth Subaccount............       3,358.46             (147.58)        3,210.88     $   593.28
                                                                                            =========     ==========
  All Pro Small Cap Value Subaccount.............       2,696.55              840.22         3,536.77     $   491.28
                                                                                            =========     ==========
  Equity 500 Index Subaccount....................      14,127.42           (2,501.41)       11,626.01     $ 1,267.94
                                                                                            =========     ==========
Variable Insurance Products Fund:
  High Income Subaccount.........................       3,033.11             (312.72)        2,720.39     $   527.60
                                                                                            =========     ==========
  Equity-Income Subaccount.......................       8,231.58             (945.03)        7,286.55     $ 1,170.39
                                                                                            =========     ==========
  Growth Subaccount..............................      12,541.62           (1,854.41)       10,687.21     $ 1,203.71
                                                                                            =========     ==========
  Overseas Subaccount............................       7,216.61           (1,309.91)        5,906.70     $   560.63
                                                                                            =========     ==========
Variable Insurance Products Fund II:
  Asset Manager Subaccount.......................       7,119.12           (1,894.18)        5,224.94     $   850.18
                                                                                            =========     ==========
  Contrafund Subaccount..........................       8,963.29           (1,955.83)        7,007.46     $ 1,101.22
                                                                                            =========     ==========
  Investment Grade Bond Subaccount...............       5,877.69              601.77         6,479.46     $   697.11
                                                                                            =========     ==========

---------------
** Prior to January 29, 2001, the Market Street Fund All Pro Broad Equity, Balanced and Mid Cap Growth Subaccounts
   were known as the Market Street Fund Growth, Managed and Aggressive Growth Subaccounts, respectively.

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                              OPTIONS VIP
                                                                                  2001
---------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED    UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount...............       2,422.94             (128.31)        2,294.63     $   635.79
                                                                                            =========     ==========
  Partners Subaccount............................       2,145.17             (374.34)        1,770.83     $   467.21
                                                                                            =========     ==========
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount..............       1,738.30             (432.12)        1,306.18     $   503.05
                                                                                            =========     ==========
  Van Eck Worldwide Hard Assets Subaccount.......         549.64             (175.19)          374.45     $   399.66
                                                                                            =========     ==========
  Van Eck Worldwide Emerging Markets
    Subaccount...................................       4,162.97             (739.54)        3,423.43     $   325.87
                                                                                            =========     ==========
  Van Eck Worldwide Real Estate Subaccount.......         367.91              (97.26)          270.65     $   500.20
                                                                                            =========     ==========
Alger American Fund:
  Alger American Small Capitalization
    Subaccount...................................       7,823.03           (1,139.79)        6,683.24     $   436.92
                                                                                            =========     ==========
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II..................       2,654.83              140.46         2,795.29     $   284.48
                                                                                            =========     ==========
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II.....................         275.79            1,000.71         1,276.50     $   467.70
                                                                                            =========     ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                             OPTIONS VIP
                                                                                 2000
----------------------------------------------------------------------------------------------------------------------
                                                                      NET (DECREASE)/
                                                   UNITS OWNED          INCREASE IN       UNITS OWNED      UNIT VALUE
                                                BEGINNING OF YEAR       UNITS OWNED       END OF YEAR     END OF YEAR
----------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount...........................        3,386.62              (547.87)        2,838.75       $ 1,170.95
                                                                                           =========       ==========
  Money Market Subaccount.....................        7,478.67             4,996.91        12,475.58       $   647.63
                                                                                           =========       ==========
  Bond Subaccount.............................        5,756.18            (1,328.35)        4,427.83       $   657.46
                                                                                           =========       ==========
  Managed Subaccount..........................        1,729.68              (533.84)        1,195.84       $   924.31
                                                                                           =========       ==========
  Aggressive Growth Subaccount................        1,079.49               367.75         1,447.24       $ 1,384.12
                                                                                           =========       ==========
  International Subaccount....................        1,968.62              (115.02)        1,853.60       $   934.58
                                                                                           =========       ==========
  All Pro Large Cap Growth Subaccount.........        2,551.65               620.05         3,171.70       $   576.76
                                                                                           =========       ==========
  All Pro Large Cap Value Subaccount..........        1,691.92               523.63         2,215.55       $   492.50
                                                                                           =========       ==========
  All Pro Small Cap Growth Subaccount.........        1,925.81             1,432.65         3,358.46       $   715.66
                                                                                           =========       ==========
  All Pro Small Cap Value Subaccount..........        2,135.68               560.87         2,696.55       $   441.75
                                                                                           =========       ==========
  Equity 500 Index Subaccount**...............       14,763.65              (636.23)       14,127.42       $ 1,465.42
                                                                                           =========       ==========
Variable Insurance Products Fund:
  High Income Subaccount......................        3,270.26              (237.15)        3,033.11       $   606.18
                                                                                           =========       ==========
  Equity-Income Subaccount....................        9,823.65            (1,592.07)        8,231.58       $ 1,248.84
                                                                                           =========       ==========
  Growth Subaccount...........................       10,794.84             1,746.78        12,541.62       $ 1,482.40
                                                                                           =========       ==========
  Overseas Subaccount.........................        6,052.64             1,163.97         7,216.61       $   721.24
                                                                                           =========       ==========
Variable Insurance Products Fund II:
  Asset Manager Subaccount....................        6,856.80               262.32         7,119.12       $   898.97
                                                                                           =========       ==========
  Contrafund Subaccount.......................        8,269.47               693.82         8,963.29       $ 1,272.63
                                                                                           =========       ==========
  Investment Grade Bond Subaccount............        5,808.14                69.55         5,877.69       $   651.80
                                                                                           =========       ==========
Neuberger Berman Advisers Management Trust:
  Limited Maturity Bond Subaccount............        2,870.46              (447.52)        2,422.94       $   592.73
                                                                                           =========       ==========
  Partners Subaccount.........................        2,977.32              (832.15)        2,145.17       $   487.60
                                                                                           =========       ==========

---------------
** Prior to February 7, 2000, this subaccount was known as Fidelity Index 500 Subaccount.

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                             OPTIONS VIP
                                                                                 2000
----------------------------------------------------------------------------------------------------------------------
                                                                      NET (DECREASE)/
                                                   UNITS OWNED          INCREASE IN       UNITS OWNED      UNIT VALUE
                                                BEGINNING OF YEAR       UNITS OWNED       END OF YEAR     END OF YEAR
----------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount...........        2,607.31              (869.01)        1,738.30       $   537.64
                                                                                           =========       ==========
  Van Eck Worldwide Hard Assets Subaccount....          451.12                98.52           549.64       $   452.62
                                                                                           =========       ==========
  Van Eck Worldwide Emerging Markets
    Subaccount................................        3,610.56               552.41         4,162.97       $   336.57
                                                                                           =========       ==========
  Van Eck Worldwide Real Estate Subaccount....          274.67                93.24           367.91       $   481.58
                                                                                           =========       ==========
Alger American Fund:
  Alger American Small Capitalization
    Subaccount................................        6,828.28               994.75         7,823.03       $   628.63
                                                                                           =========       ==========
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II...............        --                   2,654.83         2,654.83       $   416.75
                                                                                           =========       ==========
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II..................        --                     275.79           275.79       $   494.33
                                                                                           =========       ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                            VIP EXTRA CREDIT
                                                                                  2001
----------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED     UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
----------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  All Pro Broad Equity Subaccount**..............          657.33              261.52          918.85      $ 1,005.91
                                                                                            =========      ==========
  Money Market Subaccount........................       15,125.40            8,299.66       23,425.06      $   661.98
                                                                                            =========      ==========
  Bond Subaccount................................        1,245.73            3,324.13        4,569.86      $   696.40
                                                                                            =========      ==========
  Balanced Subaccount**..........................          710.54            1,419.01        2,129.55      $   847.34
                                                                                            =========      ==========
  Mid Cap Growth Subaccount**....................          809.35              645.59        1,454.94      $ 1,311.73
                                                                                            =========      ==========
  International Subaccount.......................          491.82              588.30        1,080.12      $   809.77
                                                                                            =========      ==========
  All Pro Large Cap Growth Subaccount............        2,334.00            2,375.88        4,709.88      $   445.29
                                                                                            =========      ==========
  All Pro Large Cap Value Subaccount.............        1,335.30            3,932.56        5,267.86      $   482.00
                                                                                            =========      ==========
  All Pro Small Cap Growth Subaccount............        2,728.65            1,636.89        4,365.54      $   593.28
                                                                                            =========      ==========
  All Pro Small Cap Value Subaccount.............        1,832.12            5,764.28        7,596.40      $   491.28
                                                                                            =========      ==========
  Equity 500 Index Subaccount....................        2,216.64            2,135.68        4,352.32      $ 1,267.94
                                                                                            =========      ==========
OCC Accumulation Trust:
  Equity Subaccount..............................          302.07            1,542.99        1,845.06      $ 1,187.77
                                                                                            =========      ==========
  Managed Subaccount.............................          891.78              630.99        1,522.77      $ 1,174.16
                                                                                            =========      ==========
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount..............          150.69              319.18          469.87      $   503.05
                                                                                            =========      ==========
  Van Eck Worldwide Hard Assets Subaccount.......          213.19               13.53          226.72      $   399.66
                                                                                            =========      ==========
  Van Eck Worldwide Emerging Markets
    Subaccount...................................        2,454.88              506.29        2,961.17      $   325.87
                                                                                            =========      ==========
  Van Eck Worldwide Real Estate Subaccount.......          208.39              238.43          446.82      $   500.20
                                                                                            =========      ==========
MFS Variable Insurance Trust:
  MFS Emerging Growth Series.....................        2,372.02            2,102.96        4,474.98      $   261.75
                                                                                            =========      ==========
  MFS Growth with Income Series..................        1,178.90            1,727.31        2,906.21      $   407.30
                                                                                            =========      ==========
  MFS New Discovery Series.......................          484.17            1,156.37        1,640.54      $   433.05
                                                                                            =========      ==========
  MFS Research Series............................          871.90              767.37        1,639.27      $   344.98
                                                                                            =========      ==========

---------------
** Prior to January 29, 2001, the Market Street Fund All Pro Broad Equity, Balanced and Mid Cap Growth Subaccounts
   were known as the Market Street Fund Growth, Managed and Aggressive Growth Subaccounts, respectively.

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                            VIP EXTRA CREDIT
                                                                                  2001
----------------------------------------------------------------------------------------------------------------------
                                                                        NET (DECREASE)/
                                                      UNITS OWNED         INCREASE IN      UNITS OWNED     UNIT VALUE
                                                   BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
----------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust:
  PIMCO High Yield Bond Subaccount...............          971.25            1,165.04        2,136.29      $   496.28
                                                                                            =========      ==========
  PIMCO Total Return Bond Subaccount.............        1,113.21            3,395.30        4,508.51      $   576.37
                                                                                            =========      ==========
Variable Insurance Products Fund III:
  VIP III Growth Subaccount......................       10,491.24            7,064.05       17,555.29      $   347.26
                                                                                            =========      ==========
  VIP III Overseas Subaccount....................        2,582.36            2,184.04        4,766.40      $   312.91
                                                                                            =========      ==========
  VIP III Contrafund Subaccount..................        5,774.50            2,793.54        8,568.04      $   396.62
                                                                                            =========      ==========
  VIP III Growth Opportunities Subaccount........        1,425.37              555.41        1,980.78      $   355.81
                                                                                            =========      ==========
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II..................        2,577.57            3,427.43        6,005.00      $   284.48
                                                                                            =========      ==========
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II.....................          821.52            1,750.73        2,572.25      $   467.70
                                                                                            =========      ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                                VIP EXTRA CREDIT
                                                                                      2000
--------------------------------------------------------------------------------------------------------------------------
                                                                            NET (DECREASE)/
                                                          UNITS OWNED         INCREASE IN      UNITS OWNED     UNIT VALUE
                                                       BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount..................................         --                   657.33           657.33     $ 1,170.95
                                                                                                ==========     ==========
  Money Market Subaccount............................         --                15,125.40        15,125.40     $   647.63
                                                                                                ==========     ==========
  Bond Subaccount....................................         --                 1,245.73         1,245.73     $   657.46
                                                                                                ==========     ==========
  Managed Subaccount.................................         --                   710.54           710.54     $   924.31
                                                                                                ==========     ==========
  Aggressive Growth Subaccount.......................         --                   809.35           809.35     $ 1,384.12
                                                                                                ==========     ==========
  International Subaccount...........................         --                   491.82           491.82     $   934.58
                                                                                                ==========     ==========
  All Pro Large Cap Growth Subaccount................         --                 2,334.00         2,334.00     $   576.76
                                                                                                ==========     ==========
  All Pro Large Cap Value Subaccount.................         --                 1,335.30         1,335.30     $   492.50
                                                                                                ==========     ==========
  All Pro Small Cap Growth Subaccount................         --                 2,728.65         2,728.65     $   715.66
                                                                                                ==========     ==========
  All Pro Small Cap Value Subaccount.................         --                 1,832.12         1,832.12     $   441.75
                                                                                                ==========     ==========
  Equity 500 Index Subaccount........................         --                 2,216.64         2,216.64     $ 1,465.42
                                                                                                ==========     ==========
OCC Accumulation Trust:
  Equity Subaccount..................................         --                   302.07           302.07     $ 1,295.47
                                                                                                ==========     ==========
  Managed Subaccount.................................         --                   891.78           891.78     $ 1,252.24
                                                                                                ==========     ==========
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount..................         --                   150.69           150.69     $   537.64
                                                                                                ==========     ==========
  Van Eck Worldwide Hard Assets Subaccount...........         --                   213.19           213.19     $   452.62
                                                                                                ==========     ==========
  Van Eck Worldwide Emerging Markets Subaccount......         --                 2,454.88         2,454.88     $   336.57
                                                                                                ==========     ==========
  Van Eck Worldwide Real Estate Subaccount...........         --                   208.39           208.39     $   481.58
                                                                                                ==========     ==========
MFS Variable Insurance Trust:
  MFS Emerging Growth Series.........................         --                 2,372.02         2,372.02     $   399.91
                                                                                                ==========     ==========
  MFS Growth with Income Series......................         --                 1,178.90         1,178.90     $   492.33
                                                                                                ==========     ==========
  MFS New Discovery Series...........................         --                   484.17           484.17     $   463.53
                                                                                                ==========     ==========
  MFS Research Series................................         --                   871.90           871.90     $   445.05
                                                                                                ==========     ==========
PIMCO Variable Insurance Trust:
  PIMCO High Yield Bond Subaccount...................         --                   971.25           971.25     $   492.40
                                                                                                ==========     ==========
  PIMCO Total Return Bond Subaccount.................         --                 1,113.21         1,113.21     $   550.17
                                                                                                ==========     ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                                VIP EXTRA CREDIT
                                                                                      2000
--------------------------------------------------------------------------------------------------------------------------
                                                                            NET (DECREASE)/
                                                          UNITS OWNED         INCREASE IN      UNITS OWNED     UNIT VALUE
                                                       BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
--------------------------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund III:
  VIP III Growth Subaccount..........................         --                10,491.24        10,491.24     $   428.78
                                                                                                ==========     ==========
  VIP III Overseas Subaccount........................         --                 2,582.36         2,582.36     $   402.52
                                                                                                ==========     ==========
  VIP III Contrafund Subaccount......................         --                 5,774.50         5,774.50     $   459.53
                                                                                                ==========     ==========
  VIP III Growth Opportunities Subaccount............         --                 1,425.37         1,425.37     $   422.73
                                                                                                ==========     ==========
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II......................         --                 2,577.57         2,577.57     $   416.75
                                                                                                ==========     ==========
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II.........................         --                   821.52           821.52     $   494.33
                                                                                                ==========     ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                                 VIP PREMIER
                                                                                    2001
------------------------------------------------------------------------------------------------------------------------
                                                                          NET (DECREASE)/
                                                        UNITS OWNED         INCREASE IN      UNITS OWNED     UNIT VALUE
                                                     BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  All Pro Broad Equity Subaccount**................         108.36              179.25           287.61      $ 1,005.91
                                                                                              =========      ==========
  Money Market Subaccount..........................       2,904.72            5,259.96         8,164.68      $   661.98
                                                                                              =========      ==========
  Bond Subaccount..................................         240.15            2,660.79         2,900.94      $   696.40
                                                                                              =========      ==========
  Balanced Subaccount**............................         287.44              582.79           870.23      $   847.34
                                                                                              =========      ==========
  Mid Cap Growth Subaccount**......................         318.24              249.40           567.64      $ 1,311.73
                                                                                              =========      ==========
  International Subaccount.........................          28.99              119.58           148.57      $   809.77
                                                                                              =========      ==========
  All Pro Large Cap Growth Subaccount..............         254.87              699.96           954.83      $   445.29
                                                                                              =========      ==========
  All Pro Large Cap Value Subaccount...............         231.19              716.76           947.95      $   482.00
                                                                                              =========      ==========
  All Pro Small Cap Growth Subaccount..............         363.27              561.99           925.26      $   593.28
                                                                                              =========      ==========
  All Pro Small Cap Value Subaccount...............         245.03            1,180.07         1,425.10      $   491.28
                                                                                              =========      ==========
  Equity 500 Index Subaccount......................         473.58              827.42         1,301.00      $ 1,267.94
                                                                                              =========      ==========
OCC Accumulation Trust:
  Equity Subaccount................................          73.50              270.10           343.60      $ 1,187.77
                                                                                              =========      ==========
  Managed Subaccount...............................         247.44              390.66           638.10      $ 1,174.16
                                                                                              =========      ==========
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount................          11.80               20.19            31.99      $   503.05
                                                                                              =========      ==========
  Van Eck Worldwide Hard Assets Subaccount.........          33.72               44.93            78.65      $   399.66
                                                                                              =========      ==========
  Van Eck Worldwide Emerging Markets Subaccount....         186.05              230.39           416.44      $   325.87
                                                                                              =========      ==========
  Van Eck Worldwide Real Estate Subaccount.........          40.83              111.53           152.36      $   500.20
                                                                                              =========      ==========
MFS Variable Insurance Trust:
  MFS Emerging Growth Series.......................         178.07            1,004.63         1,182.70      $   261.75
                                                                                              =========      ==========
  MFS Growth with Income Series....................         435.81              822.87         1,258.68      $   407.30
                                                                                              =========      ==========
  MFS New Discovery Series.........................          58.67              579.72           638.39      $   433.05
                                                                                              =========      ==========
  MFS Research Series..............................          54.91              362.41           417.32      $   344.98
                                                                                              =========      ==========

---------------
** Prior to January 29, 2001, the Market Street Fund All Pro Broad Equity, Balanced and Mid Cap Growth Subaccounts were known as the Market Street Fund Growth, Managed and Aggressive Growth Subaccounts, respectively.

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                                 VIP PREMIER
                                                                                    2001
------------------------------------------------------------------------------------------------------------------------
                                                                          NET (DECREASE)/
                                                        UNITS OWNED         INCREASE IN      UNITS OWNED     UNIT VALUE
                                                     BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust:
  PIMCO High Yield Bond Subaccount.................         270.07              324.24           594.31      $   496.28
                                                                                              =========      ==========
  PIMCO Total Return Bond Subaccount...............         151.58           10,392.05        10,543.63      $   576.37
                                                                                              =========      ==========
Variable Insurance Products Fund III:
  VIP III Growth Subaccount........................       1,369.68            3,939.62         5,309.30      $   347.26
                                                                                              =========      ==========
  VIP III Overseas Subaccount......................         467.57              490.55           958.12      $   312.91
                                                                                              =========      ==========
  VIP III Contrafund Subaccount....................         689.42              989.55         1,678.97      $   396.62
                                                                                              =========      ==========
  VIP III Growth Opportunities Subaccount..........         270.50              368.73           639.23      $   355.81
                                                                                              =========      ==========
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II....................         567.34            1,235.91         1,803.25      $   284.48
                                                                                              =========      ==========
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II.......................         217.42              411.58           629.00      $   467.70
                                                                                              =========      ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                                 VIP PREMIER
                                                                                    2000
------------------------------------------------------------------------------------------------------------------------
                                                                          NET (DECREASE)/
                                                        UNITS OWNED         INCREASE IN      UNITS OWNED     UNIT VALUE
                                                     BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Subaccount................................         --                  108.36           108.36      $ 1,170.95
                                                                                              =========      ==========
  Money Market Subaccount..........................         --                2,904.72         2,904.72      $   647.63
                                                                                              =========      ==========
  Bond Subaccount..................................         --                  240.15           240.15      $   657.46
                                                                                              =========      ==========
  Managed Subaccount...............................         --                  287.44           287.44      $   924.31
                                                                                              =========      ==========
  Aggressive Growth Subaccount.....................         --                  318.24           318.24      $ 1,384.12
                                                                                              =========      ==========
  International Subaccount.........................         --                   28.99            28.99      $   934.58
                                                                                              =========      ==========
  All Pro Large Cap Growth Subaccount..............         --                  254.87           254.87      $   576.76
                                                                                              =========      ==========
  All Pro Large Cap Value Subaccount...............         --                  231.19           231.19      $   492.50
                                                                                              =========      ==========
  All Pro Small Cap Growth Subaccount..............         --                  363.27           363.27      $   715.66
                                                                                              =========      ==========
  All Pro Small Cap Value Subaccount...............         --                  245.03           245.03      $   441.75
                                                                                              =========      ==========
  Equity 500 Index Subaccount......................         --                  473.58           473.58      $ 1,465.42
                                                                                              =========      ==========
OCC Accumulation Trust:
  Equity Subaccount................................         --                   73.50            73.50      $ 1,295.47
                                                                                              =========      ==========
  Managed Subaccount...............................         --                  247.44           247.44      $ 1,252.24
                                                                                              =========      ==========
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Subaccount................         --                   11.80            11.80      $   537.64
                                                                                              =========      ==========
  Van Eck Worldwide Hard Assets Subaccount.........         --                   33.72            33.72      $   452.62
                                                                                              =========      ==========
  Van Eck Worldwide Emerging Markets Subaccount....         --                  186.05           186.05      $   336.57
                                                                                              =========      ==========
  Van Eck Worldwide Real Estate Subaccount.........         --                   40.83            40.83      $   481.58
                                                                                              =========      ==========
MFS Variable Insurance Trust:
  MFS Emerging Growth Series.......................         --                  178.07           178.07      $   399.91
                                                                                              =========      ==========
  MFS Growth with Income Series....................         --                  435.81           435.81      $   492.33
                                                                                              =========      ==========
  MFS New Discovery Series.........................         --                   58.67            58.67      $   463.53
                                                                                              =========      ==========
  MFS Research Series..............................         --                   54.91            54.91      $   445.05
                                                                                              =========      ==========
PIMCO Variable Insurance Trust:
  PIMCO High Yield Bond Subaccount.................         --                  270.07           270.07      $   492.40
                                                                                              =========      ==========
  PIMCO Total Return Bond Subaccount...............         --                  151.58           151.58      $   550.17
                                                                                              =========      ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                                                                 VIP PREMIER
                                                                                    2000
------------------------------------------------------------------------------------------------------------------------
                                                                          NET (DECREASE)/
                                                        UNITS OWNED         INCREASE IN      UNITS OWNED     UNIT VALUE
                                                     BEGINNING OF YEAR      UNITS OWNED      END OF YEAR    END OF YEAR
------------------------------------------------------------------------------------------------------------------------
Variable Insurance Products Fund III:
  VIP III Growth Subaccount........................         --                1,369.68         1,369.68      $   428.78
                                                                                              =========      ==========
  VIP III Overseas Subaccount......................         --                  467.57           467.57      $   402.52
                                                                                              =========      ==========
  VIP III Contrafund Subaccount....................         --                  689.42           689.42      $   459.53
                                                                                              =========      ==========
  VIP III Growth Opportunities Subaccount..........         --                  270.50           270.50      $   422.73
                                                                                              =========      ==========
Strong Variable Insurance Funds, Inc.:
  Strong Mid Cap Growth Fund II....................         --                  567.34           567.34      $   416.75
                                                                                              =========      ==========
Strong Opportunity Fund II, Inc.:
  Strong Opportunity Fund II.......................         --                  217.42           217.42      $   494.33
                                                                                              =========      ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED


The financial highlights of each Fund of the Separate Account at December 31, 2001 and for the year then ended is as follows:

--------------------------------------------------------------------------------

                                           AT DECEMBER 31, 2001
------------------------------------------------------------------------------
                                             UNIT FAIR VALUE        AVERAGE
                                UNITS       LOWEST TO HIGHEST      NET ASSETS
------------------------------------------------------------------------------
Market Street Fund, Inc.:
 All Pro Broad Equity
   Portfolio...............    53,095.49   $112.11 to $1,005.91    $32,078,329
 Money Market Portfolio....   114,827.31      $68.83 to $661.98    $70,882,660
 Bond Portfolio............    28,830.60      $82.13 to $696.40    $15,064,709
 Balanced Portfolio........    28,544.22     $103.12 to $847.34    $14,716,964
 Mid Cap Growth
   Portfolio...............    21,776.31   $135.35 to $1,311.73    $22,800,651
 International Portfolio...    24,196.55      $99.16 to $809.77    $17,219,794
 All Pro Large Cap Growth
   Portfolio...............    28,318.03                $445.29    $13,939,333
 All Pro Large Cap Value
   Portfolio...............    24,033.08                $482.00     $9,038,512
 All Pro Small Cap Growth
   Portfolio...............    29,368.06                $593.28    $17,805,673
 All Pro Small Cap Value
   Portfolio...............    26,966.81                $491.28    $10,737,443
 Equity 500 Index
   Portfolio...............    78,359.83              $1,267.94   $112,394,486

Variable Insurance Products
 Fund:
 High Income Portfolio.....    20,254.53                $527.60    $12,926,056
 Equity-Income Portfolio...    59,577.21              $1,170.39    $77,255,630
 Growth Portfolio..........    86,316.92              $1,203.71   $121,329,151
 Overseas Portfolio........     5,906.70                $560.63     $4,149,745

Variable Insurance Products
 Fund II:
 Asset Manager Portfolio...    36,139.08                $850.18    $34,136,601
 Contrafund Portfolio......    52,788.32              $1,101.22    $66,724,058
 Investment Grade Bond
   Portfolio...............     6,479.46                $697.11     $4,302,581

OCC Accumulation Trust:
 Equity Portfolio..........    15,647.79              $1,187.77    $19,868,539
 Small Cap Portfolio.......    18,326.99              $1,065.77    $17,715,964
 Managed Portfolio.........    28,838.33              $1,174.16    $38,383,719

Scudder Variable Life
 Investment Fund:
 Bond Portfolio............    19,209.76                $694.12    $12,475,971
 Growth and Income
   Portfolio...............    15,294.13                $849.87    $15,246,507
 International Portfolio...    21,235.54                $599.65    $16,881,215

                                       FOR THE YEAR ENDED DECEMBER 31, 2001
---------------------------  --------------------------------------------------------
                             NET INVESTMENT*    EXPENSE RATIO**     TOTAL RETURN***
                              INCOME RATIO     LOWEST TO HIGHEST   LOWEST TO HIGHEST
---------------------------  --------------------------------------------------------
Market Street Fund, Inc.:
 All Pro Broad Equity
   Portfolio...............        1.47%         1.19% to 1.40%    -14.09% to -13.92%
 Money Market Portfolio....        2.08%         1.20% to 1.41%        2.22% to 2.42%
 Bond Portfolio............        3.81%         1.18% to 1.41%        5.92% to 6.14%
 Balanced Portfolio........        2.23%         1.20% to 1.41%      -8.33% to -8.14%
 Mid Cap Growth
   Portfolio...............       13.26%         1.20% to 1.40%      -5.23% to -5.04%
 International Portfolio...        3.15%         1.20% to 1.41%    -13.35% to -13.18%
 All Pro Large Cap Growth
   Portfolio...............       -1.35%         1.40% to 1.43%               -22.79%
 All Pro Large Cap Value
   Portfolio...............       -0.68%         1.41% to 1.43%                -2.13%
 All Pro Small Cap Growth
   Portfolio...............       -1.42%         1.42% to 1.43%               -17.10%
 All Pro Small Cap Value
   Portfolio...............       -0.99%         1.41% to 1.42%                11.21%
 Equity 500 Index
   Portfolio...............       -0.08%         1.40% to 1.50%               -13.48%
Variable Insurance Products
 Fund:
 High Income Portfolio.....       12.69%         1.41% to 1.42%               -12.96%
 Equity-Income Portfolio...        0.43%         1.40% to 1.41%                -6.28%
 Growth Portfolio..........       -1.32%                  1.41%               -18.80%
 Overseas Portfolio........        4.46%                  1.40%               -22.27%
Variable Insurance Products
 Fund II:
 Asset Manager Portfolio...        3.26%                  1.40%                -5.43%
 Contrafund Portfolio......       -0.53%                  1.40%               -13.47%
 Investment Grade Bond
   Portfolio...............        3.43%                  1.40%                 6.95%
OCC Accumulation Trust:
 Equity Portfolio..........       -0.76%         1.40% to 1.43%                -8.31%
 Small Cap Portfolio.......       -0.68%                  1.40%                 6.82%
 Managed Portfolio.........        1.00%         1.41% to 1.43%                -6.24%
Scudder Variable Life
 Investment Fund:
 Bond Portfolio............        2.61%                  1.40%                 4.27%
 Growth and Income
   Portfolio...............       -0.14%                  1.41%               -12.52%
 International Portfolio...       -0.98%                  1.40%               -31.92%

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                           AT DECEMBER 31, 2001
------------------------------------------------------------------------------
                                             UNIT FAIR VALUE        AVERAGE
                                UNITS       LOWEST TO HIGHEST      NET ASSETS
------------------------------------------------------------------------------
Dreyfus Variable Investment
 Fund:
 Growth and Income
   Portfolio...............    15,843.85                $990.64    $18,063,268

Dreyfus Socially
 Responsible Growth Fund,
 Inc.:
 Socially Responsible
   Portfolio...............    15,381.13              $1,007.39    $20,170,037

Federated Insurance Series:
 Fund for U.S. Government
   Securities II
   Portfolio...............    23,447.69                $700.02    $13,658,285
 Utility Fund II
   Portfolio...............     7,754.92                $679.68     $6,504,626

Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond
   Portfolio...............     2,294.63                $635.79     $1,584,594
 Partners Portfolio........     1,770.83                $467.21       $899,164

Van Eck Worldwide Insurance
 Trust:
 Van Eck Worldwide Bond
   Portfolio...............     3,301.46                $503.05     $1,741,237
 Van Eck Worldwide Hard
   Assets Portfolio........     1,937.97                $399.66     $1,022,674
 Van Eck Worldwide Emerging
   Markets Portfolio.......    17,790.09                $325.87     $6,175,866
 Van Eck Worldwide Real
   Estate Portfolio........     2,811.44                $500.20     $1,249,863

Alger American Fund:
 Alger American Small
   Capitalization
   Portfolio...............     6,683.24                $436.92     $3,523,907

MFS Variable Insurance
 Trust:
 MFS Emerging Growth
   Series..................     5,657.68                $261.75     $1,331,487
 MFS Investors Trust
   Series..................     4,164.89                $407.30     $1,457,695
 MFS New Discovery
   Series..................     2,278.93                $433.05       $640,250
 MFS Research Series.......     2,056.59                $344.98       $601,442

PIMCO Variable Insurance
 Trust:
 PIMCO High Yield Bond
   Portfolio...............     2,730.60                $496.28     $1,930,839
 PIMCO Total Return Bond
   Portfolio...............    15,052.14                $576.37     $2,502,743

                                       FOR THE YEAR ENDED DECEMBER 31, 2001
---------------------------  --------------------------------------------------------
                             NET INVESTMENT*    EXPENSE RATIO**     TOTAL RETURN***
                              INCOME RATIO     LOWEST TO HIGHEST   LOWEST TO HIGHEST
---------------------------  --------------------------------------------------------
Dreyfus Variable Investment
 Fund:
 Growth and Income
   Portfolio...............       -0.93%                  1.41%                -7.16%
Dreyfus Socially
 Responsible Growth Fund,
 Inc.:
 Socially Responsible
   Portfolio...............       -1.35%                  1.41%               -23.66%
Federated Insurance Series:
 Fund for U.S. Government
   Securities II
   Portfolio...............        2.20%                  1.40%                 5.55%
 Utility Fund II
   Portfolio...............        2.21%                  1.42%               -14.99%
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond
   Portfolio...............        5.13%                  1.43%                 7.27%
 Partners Portfolio........       -0.95%                  1.40%                -4.18%
Van Eck Worldwide Insurance
 Trust:
 Van Eck Worldwide Bond
   Portfolio...............        2.96%         1.39% to 1.43%                -6.43%
 Van Eck Worldwide Hard
   Assets Portfolio........       -0.20%         1.40% to 1.44%               -11.70%
 Van Eck Worldwide Emerging
   Markets Portfolio.......       -1.41%         1.41% to 1.42%                -3.18%
 Van Eck Worldwide Real
   Estate Portfolio........        1.10%         1.39% to 1.42%                 3.87%
Alger American Fund:
 Alger American Small
   Capitalization
   Portfolio...............       -1.37%                  1.42%               -30.50%
MFS Variable Insurance
 Trust:
 MFS Emerging Growth
   Series..................       -1.42%         1.40% to 1.42%               -34.55%
 MFS Investors Trust
   Series..................       -0.94%                  1.43%               -17.27%
 MFS New Discovery
   Series..................       -1.40%                  1.40%                -6.58%
 MFS Research Series.......       -1.41%         1.39% to 1.41%               -22.48%
PIMCO Variable Insurance
 Trust:
 PIMCO High Yield Bond
   Portfolio...............        7.15%         1.45% to 2.01%                 0.79%
 PIMCO Total Return Bond
   Portfolio...............        2.74%         0.74% to 1.41%                 4.76%

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
--------------------------------------------------------------------------------

                                           AT DECEMBER 31, 2001
------------------------------------------------------------------------------
                                             UNIT FAIR VALUE        AVERAGE
                                UNITS       LOWEST TO HIGHEST      NET ASSETS
------------------------------------------------------------------------------
Variable Insurance Products
 Fund III:
 VIP III Growth
   Portfolio...............    22,864.59                $347.26     $6,521,565
 VIP III Overseas
   Portfolio...............     5,724.52                $312.91     $1,763,464
 VIP III Contrafund
   Portfolio...............    10,247.01                $396.62     $3,561,582
 VIP III Growth
   Opportunities
   Portfolio...............     2,620.01                $355.81       $849,037

Strong Variable Insurance
 Funds, Inc.:
 Strong Mid Cap Growth Fund
   II......................    22,188.40                $284.48     $6,609,066

Strong Opportunity Fund II,
 Inc.:
 Strong Opportunity Fund
   II......................     9,045.06                $467.70     $2,771,555

                                       FOR THE YEAR ENDED DECEMBER 31, 2001
---------------------------  --------------------------------------------------------
                             NET INVESTMENT*    EXPENSE RATIO**     TOTAL RETURN***
                              INCOME RATIO     LOWEST TO HIGHEST   LOWEST TO HIGHEST
---------------------------  --------------------------------------------------------
Variable Insurance Products
 Fund III:
 VIP III Growth
   Portfolio...............       -1.35%         1.41% to 1.44%               -19.01%
 VIP III Overseas
   Portfolio...............        4.40%         1.41% to 1.48%               -22.26%
 VIP III Contrafund
   Portfolio...............       -0.77%         1.40% to 1.41%               -13.69%
 VIP III Growth
   Opportunities
   Portfolio...............       -1.07%         1.39% to 1.43%               -15.83%
Strong Variable Insurance
 Funds, Inc.:
 Strong Mid Cap Growth Fund
   II......................       -1.43%         1.42% to 1.46%               -31.74%
Strong Opportunity Fund II,
 Inc.:
 Strong Opportunity Fund
   II......................       -0.85%         1.40% to 1.42%                -5.39%


---------------
  * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

 ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractowner accounts through the redemption of units and expenses of the underlying fund are excluded. Expense ratio calculations could vary from the range noted above because Average Net Assets are calculated using month end account values.


*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

4. RELATED PARTY TRANSACTIONS

     Certain deductions are made from the Subaccounts and/or the premiums by PLACA. The deductions may include (1) surrender charges, (2) administration fees, (3) transfer processing fees, (4) mortality and expense risk charges and
(5) premium taxes. Premiums adjusted for these deductions are recorded as net premiums in the statement of changes in net assets. See original policy documents for specific charges assessed.

     There are no sales expenses deducted from premiums at the time the premiums are paid. If a contract has not been in force for six to nine full years (depending on the contract), upon surrender or for certain withdrawals, a surrender charge is deducted from the proceeds. However, subject to certain restrictions, up to 10% of the contract account value as of the beginning of a contract year may be surrendered or withdrawn free of surrender charges. For some contracts, the 10% is cumulative if unused.

     An annual administrative fee of $0 - $40 (depending on the contract) is deducted from the contract account value on each contract anniversary date beginning one year from the issue date of the contract. In addition, to compensate for costs associated with administration of the contracts, PLACA deducts a daily asset-based administration charge from the assets of the Separate Account equal to an annual rate of .15%. This daily asset-based administration charge is reported in the mortality and expense risk charges in the statements of operations.

     During any given contract year, the first four transfers by Market Street VIP contractowners and the first twelve transfers by other variable annuity contractowners of amounts in the Subaccounts are free of charge. A fee of $25 is assessed for each additional transfer.

     The Contracts provide for an initial free-look period. If a contract is cancelled within certain time constraints, the contractowner will receive a refund equal to the contract account value plus certain deductions previously made under the contract. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the contract and will not reflect investment experience.

     The Separate Account is charged a daily mortality and expense risk charge at an annual rate of 1.20% for the Market Street VIP contracts and 1.25% for the other variable annuity contracts. PLACA reserves the right to increase this charge for the Market Street VIP contracts, but in no event will it be greater than 1.25%. In some contracts, the asset based administration fee of 0.15% and the mortality and expense risk charge of 1.25% is stated as a combined annuity charge of 1.40%.

     State premium taxes, when applicable, will be deducted depending upon when such taxes are paid to the taxing authority. The premium taxes are deducted either from premiums as they are received or from the proceeds upon withdrawal from or surrender of the contract or upon application of the proceeds to a payment option.

                                PROVIDENTMUTUAL
                            LIFE AND ANNUITY COMPANY
                                   OF AMERICA
     (A WHOLLY-OWNED SUBSIDIARY OF PROVIDENT MUTUAL LIFE INSURANCE COMPANY)

                    REPORT ON AUDITS OF FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                       This page intentionally left blank

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
Providentmutual Life and Annuity Company of America

     In our opinion, the accompanying statements of financial condition and the related statements of operations, of equity and of cash flows present fairly, in all material respects, the financial position of Providentmutual Life and Annuity Company of America (a wholly-owned stock life insurance subsidiary of Provident Mutual Life Insurance Company), at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Philadelphia, Pennsylvania

January 18, 2002

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                       STATEMENTS OF FINANCIAL CONDITION
                                 (IN THOUSANDS)

                                                                    DECEMBER 31,
                                                              ------------------------
                                                                 2001          2000
                                                              ----------    ----------
ASSETS
Investments:
  Fixed maturities:
     Available for sale, at fair value (cost: 2001-$342,574;
      2000-$308,364)........................................  $  340,602    $  297,484
     Held to maturity, at amortized cost (fair value:
      2000-$30,979).........................................          --        30,977
  Equity securities, at fair value (cost: 2001-$176;
     2000-$181).............................................         348           377
  Mortgage loans............................................      61,013        60,208
  Real estate...............................................         656         1,549
  Policy loans..............................................      15,685        14,505
  Other invested assets.....................................       6,368         7,541
                                                              ----------    ----------
       Total investments....................................     424,672       412,641
                                                              ----------    ----------
Cash and cash equivalents...................................       2,579         4,033
Premiums due................................................         245           320
Investment income due and accrued...........................       6,450         6,876
Deferred policy acquisition costs...........................     149,500       139,063
Reinsurance recoverable.....................................       6,492         5,025
Separate account assets.....................................     963,281     1,104,089
Other assets................................................       7,146         2,753
                                                              ----------    ----------
       Total assets.........................................  $1,560,365    $1,674,800
                                                              ==========    ==========
LIABILITIES
Policy liabilities:
  Future policyholder benefits..............................  $  477,411    $  467,015
  Other policy obligations..................................       2,170         1,913
                                                              ----------    ----------
       Total policy liabilities.............................     479,581       468,928
                                                              ----------    ----------
Payable to parent...........................................          --           415
Federal income taxes payable:
  Current...................................................          --         1,310
  Deferred..................................................       7,817         2,065
Separate account liabilities................................     963,281     1,104,089
Other liabilities...........................................       3,384         5,700
                                                              ----------    ----------
       Total liabilities....................................   1,454,063     1,582,507
                                                              ----------    ----------
COMMITMENTS AND CONTINGENCIES -- NOTE 10
EQUITY
  Common stock, $10 par value; authorized 500,000 shares;
     issued and outstanding 250,000 shares..................       2,500         2,500
  Contributed capital in excess of par......................      49,165        49,165
  Retained earnings.........................................      55,854        44,126
  Accumulated other comprehensive income:
     Net unrealized (depreciation) appreciation on
      securities............................................      (1,217)       (3,498)
                                                              ----------    ----------
       Total equity.........................................     106,302        92,293
                                                              ----------    ----------
       Total liabilities and equity.........................  $1,560,365    $1,674,800
                                                              ==========    ==========

                 See accompanying notes to financial statements

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                            STATEMENTS OF OPERATIONS
                                 (IN THOUSANDS)

                                                                YEARS ENDED DECEMBER 31,
                                                              -----------------------------
                                                               2001       2000       1999
                                                              -------    -------    -------
REVENUES
Policy and contract charges.................................  $30,623    $30,273    $29,386
Premiums....................................................   11,143     22,283     18,031
Net investment income.......................................   29,645     30,541     34,876
Other income................................................    1,214      1,459        578
Net realized losses on investments..........................   (3,572)    (1,457)    (1,887)
                                                              -------    -------    -------
  Total revenues............................................   69,053     83,099     80,984
                                                              -------    -------    -------
BENEFITS AND EXPENSES
Policy and contract benefits................................   11,111     13,551     11,369
Change in future policyholder benefits......................   20,940     29,556     32,132
Commissions and operating expenses..........................   20,931     30,239     22,736
Policyholder dividends......................................    1,294      1,161      1,090
                                                              -------    -------    -------
  Total benefits and expenses...............................   54,276     74,507     67,327
                                                              -------    -------    -------
     Income before income taxes.............................   14,777      8,592     13,657
Income tax expense:
  Current...................................................   (1,475)     1,135      2,645
  Deferred..................................................    4,524        637      2,052
                                                              -------    -------    -------
     Total income tax expense...............................    3,049      1,772      4,697
                                                              -------    -------    -------
       Net Income...........................................  $11,728    $ 6,820    $ 8,960
                                                              =======    =======    =======

                 See accompanying notes to financial statements

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                              STATEMENTS OF EQUITY
                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999
                                 (IN THOUSANDS)

                                                                                     NET
                                                       CONTRIBUTED                UNREALIZED
                                     COMMON              CAPITAL                 APPRECIATION
                                     STOCK    COMMON    IN EXCESS    RETAINED   (DEPRECIATION)    TOTAL
                                     SHARES   STOCK      OF PAR      EARNINGS   ON SECURITIES     EQUITY
                                     ------   ------   -----------   --------   --------------   --------
Balance at January 1, 1999.........  2,500    $2,500     $44,165     $28,346       $ 2,255       $ 77,266
                                                                                                 --------
  Comprehensive income
     Net income....................     --       --           --       8,960            --          8,960
     Other comprehensive income,
       net of tax:
       Change in unrealized
          appreciation
          (depreciation) on
          securities...............     --       --           --          --        (6,090)        (6,090)
                                                                                                 --------
  Total comprehensive income.......                                                                 2,870
                                     -----    ------     -------     -------       -------       --------
Balance at December 31, 1999.......  2,500    2,500       44,165      37,306        (3,835)        80,136
                                                                                                 --------
  Comprehensive income
     Net income....................     --       --           --       6,820            --          6,820
     Other comprehensive income,
       net of tax:
       Change in unrealized
          appreciation
          (depreciation) on
          securities...............     --       --           --          --           337            337
                                                                                                 --------
  Total comprehensive income.......                                                                 7,157
  Capital contribution from
     parent........................                        5,000                                    5,000
                                     -----    ------     -------     -------       -------       --------
Balance at December 31, 2000.......  2,500    2,500       49,165      44,126        (3,498)        92,293
                                                                                                 --------
  Comprehensive income
     Net income....................     --       --           --      11,728            --         11,728
     Other comprehensive income,
       net of tax:
       Change in unrealized
          appreciation
          (depreciation) on
          securities...............     --       --           --          --         2,281          2,281
                                                                                                 --------
  Total comprehensive income.......                                                                14,009
                                     -----    ------     -------     -------       -------       --------
Balance at December 31, 2001.......  2,500    $2,500     $49,165     $55,854       $(1,217)      $106,302
                                     =====    ======     =======     =======       =======       ========

                 See accompanying notes to financial statements

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                            STATEMENTS OF CASH FLOWS
                                 (IN THOUSANDS)

                                                                  YEARS ENDED DECEMBER 31,
                                                              ---------------------------------
                                                                2001        2000        1999
                                                              ---------   ---------   ---------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $  11,728   $   6,820   $   8,960
Adjustments to reconcile net income to net cash used in
  operating activities:
  Interest credited to variable universal life and
    investment products.....................................     20,106      23,279      24,461
  Amortization of deferred policy acquisition costs.........     15,335      24,379      16,426
  Capitalization of deferred policy acquisition costs.......    (30,436)    (34,336)    (31,369)
  Deferred Federal income taxes.............................      4,524         637       2,052
  Net realized losses on investments........................      3,572       1,457       1,887
  Change in reinsurance recoverable.........................     (1,467)     (1,510)       (461)
  Change in policy liabilities..............................    (20,592)    (21,492)    (30,280)
  Other, net................................................     (8,451)     (1,029)     (3,498)
                                                              ---------   ---------   ---------
    Net cash used in operating activities...................     (5,681)     (1,795)    (11,822)
                                                              ---------   ---------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of investments:
  Available for sale securities.............................     36,518      27,576      27,312
  Equity securities.........................................          3         113         652
  Real estate...............................................        891         489          --
  Other invested assets.....................................      1,446         303         566
Proceeds from maturities of investments:
  Held to maturity securities...............................         --      14,653      13,801
  Available for sale securities.............................     43,448      35,151      58,546
  Mortgage loans............................................      4,020       6,369       8,631
Purchases of investments:
  Held to maturity securities...............................         --      (3,290)     (1,080)
  Available for sale securities.............................    (86,757)    (54,214)    (53,496)
  Equity securities.........................................         --          (5)         --
  Mortgage loans............................................     (4,930)     (9,125)     (8,825)
  Real estate...............................................         (3)         (6)        (65)
  Other invested assets.....................................       (368)     (2,233)     (2,507)
Contributions of separate account seed money................         --        (350)         --
Policy loans, net...........................................     (1,180)     (3,337)     (2,714)
                                                              ---------   ---------   ---------
    Net cash (used in) provided by investing activities.....     (6,912)     12,094      40,821
                                                              ---------   ---------   ---------
CASH FLOWS FROM FINANCING ACTIVITIES
Variable universal life and investment product deposits.....    174,795     204,658     212,196
Variable universal life and investment product
  withdrawals...............................................   (163,656)   (221,934)   (240,766)
Capital contribution from parent............................         --       5,000          --
                                                              ---------   ---------   ---------
    Net cash provided by (used in) financing activities.....     11,139     (12,276)    (28,570)
                                                              ---------   ---------   ---------
    Net change in cash and cash equivalents.................     (1,454)     (1,977)        429
Cash and cash equivalents, beginning of year................      4,033       6,010       5,581
                                                              ---------   ---------   ---------
Cash and cash equivalents, end of year......................  $   2,579   $   4,033   $   6,010
                                                              =========   =========   =========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the year for income taxes..................  $   2,625   $   2,500   $   6,246
                                                              =========   =========   =========
Foreclosure of mortgage loans...............................  $      --   $     653   $   1,245
                                                              =========   =========   =========

                 See accompanying notes to financial statements

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                         NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

     Providentmutual Life and Annuity Company of America (the Company) is a stock life insurance company and a wholly-owned subsidiary of Provident Mutual Life Insurance Company (Provident Mutual).

     The Company sells life and annuity products principally through a personal producing general agency (PPGA) and a brokerage sales force. The Company is licensed to operate in 49 states and the District of Columbia, each of which has regulatory oversight. Sales in 16 states accounted for 72% of the Company's sales for the year ended December 31, 2001. No single producer accounted for more than 5% of the Company's sales for the year ended December 31, 2001. For many of the life insurance and annuity products, the insurance departments of the states in which the Company conducts business must approve products and policy forms in advance of sales. In addition, selected benefit elements and policy provisions are determined by statutes and regulations in each of these states.

PROPOSED MERGER

     On August 7, 2001, Provident Mutual and Nationwide Financial Services, Inc. (Nationwide Financial) executed a definitive agreement and plan of merger whereby, Nationwide Financial agreed to acquire Provident Mutual for $1.555 billion, subject to certain adjustments. In this transaction, Provident Mutual will convert to a stock insurance company and merge with a newly formed subsidiary of Nationwide Financial. Provident Mutual will be the surviving company in the merger and will operate as a wholly-owned subsidiary of Nationwide Financial. On December 14, 2001, Provident Mutual's Board of Directors adopted a plan of conversion and filed it with the Pennsylvania Insurance Department. The Plan of Conversion must be approved by the Pennsylvania Insurance Department and, subsequently, by the eligible members of Provident Mutual.

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). Certain prior year amounts have been reclassified to conform to the current year presentation.

     The Company prepares financial statements for filing with regulatory authorities in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Delaware (SAP). Practices under SAP vary from GAAP primarily with respect to the deferral and subsequent amortization of policy acquisition costs, the valuation of policy reserves, the accounting for deferred income taxes, the inclusion of statutory asset valuation and interest maintenance reserves and the establishment of certain investment valuation allowances.

     Amounts disclosed in the footnotes are denoted in thousands of dollars.

     Statutory net (loss) income was $(4,212), $603 and $886 for the years ended December 31, 2001, 2000 and 1999, respectively. Statutory surplus was $39,180 and $43,372 as of December 31, 2001 and 2000, respectively.

     The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts of revenues and expenses. Actual results could differ from those estimates.

     The Company is subject to interest rate risk to the extent its investment portfolio cash flows are not matched to its insurance liabilities. Management believes it manages this risk through modeling of the cash flows under reasonable scenarios.

INVESTED ASSETS

     Fixed maturity securities (bonds) which may be sold are designated as "available for sale" and are reported at fair value. Unrealized appreciation/depreciation on these securities is recorded directly in equity, net of related Federal income taxes and amortization of deferred policy acquisition costs. Fixed maturity securities that the Company has the intent and ability to hold to maturity are designated as "held to maturity" and are reported at amortized cost. As part of the Company's adoption of Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" on January 1, 2001, the Company reclassified its "held to maturity" portfolio as "available for sale".

     Equity securities (common stocks) are reported at fair value. Unrealized appreciation/depreciation on these securities is recorded directly in equity, net of related Federal income taxes and amortization of deferred policy acquisition costs.

     Fixed maturity and equity securities that have experienced an other-than-temporary decline in value are written down to fair value by a charge to realized losses. This fair value becomes the new cost basis of the particular security. Mortgage loans are carried at unpaid principal balances, less impairment reserves. For mortgage loans considered impaired, a specific reserve is established. A general reserve is also established for probable losses arising from the portfolio but not attributable to specific loans. Mortgage loans are considered impaired when it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Upon impairment, a reserve is established for the difference between the unpaid principal of the mortgage loan and its fair value. Fair value is based on either the present value of expected future cash flows discounted at the mortgage loan's effective interest rate or the fair value of the underlying collateral. Changes in the reserve are credited (charged) to operations. Reserves totaled $845 and $740 at December 31, 2001 and 2000, respectively.

     Policy loans are reported at unpaid principal balances.

     Foreclosed real estate is carried at the lower of cost or fair value, less encumbrances.

     Other invested assets consist of limited partnerships and the Company's separate account seed money. The limited partnerships are carried on the cost method, as the Company's investment is of a passive nature. The separate account seed money is carried at fair value.

     Cash and cash equivalents include cash and all highly liquid investments with a maturity of three months or less when purchased.

NEW ACCOUNTING PRONOUNCEMENTS

     In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities". This Statement requires that all derivatives be recorded at fair value in the statement of financial condition as either assets or liabilities. The accounting for changes in the fair value of a derivative depends on its intended use and its resulting designation. This Statement is effective for fiscal years beginning after June 15, 1999. In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of SFAS No. 133", which changed the effective date of SFAS No. 133 to fiscal years beginning after June 15, 2000. In June 2000, the FASB issued SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities", which amended the accounting and reporting standards of SFAS No. 133 for certain derivative instruments and certain hedging activities effective for fiscal years beginning after June 15, 2000. There was no impact as a result of the adoption of SFAS 133 on the financial statements other than reclassification of securities from "held to maturity" to "available for sale".

     Effective January 1, 1999, the Company adopted Statement of Position (SOP) No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". SOP 97-3 provides guidance for determining measurement and recognition of a liability or an asset for insurance-related assessments. The adoption of SOP 97-3 did not have a material effect on the financial statements of the Company.

     In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" (EITF 99-20). The Company adopted EITF 99-20 on January 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. Adoption of EITF 99-20 did not have a material effect on the Company.

     In July 2001, the FASB issued Statement of Financial Accounting Standards No. 141, "Business Combinations" (SFAS 141) and Statement of Financial Accounting Standards No. 142, "Goodwill and Other Intangible Assets" (SFAS 142).

     SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001. The use of the pooling-of-interests method will be prohibited.

     SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, "Intangible Assets", and will carry forward provisions in APB Opinion No. 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The amortization of goodwill from past business combinations will cease upon adoption of this statement, which will be January 1, 2002 for the Company. The Company will also be required to evaluate its existing goodwill and intangible assets with indefinite lives for impairment within six months of adoption. Any transitional impairment losses would be recognized in the first interim period in the year of adoption and would be recognized as the effect of a change in accounting principle.

     The Company has reviewed the provisions of SFAS 141 and SFAS 142 and has determined that their impact on the financial statements will not be material.

     In August 2001, the FASB issued Statement of Financial Accounting Standards No. 144, "Accounting for Impairment or Disposal of Long-Lived Assets" (SFAS
144). SFAS 144 is effective for fiscal years beginning after December 31, 2001. The Company has reviewed the provisions of SFAS 144 and has determined that its impact on the financial statements will not be material.

BENEFIT RESERVES AND POLICYHOLDER CONTRACT DEPOSITS

  Traditional Life Insurance Products

     Traditional life insurance products include those contracts with fixed and guaranteed premiums and benefits, and consist principally of whole life and term insurance policies, limited-payment life insurance policies and certain annuities with life contingencies. Most traditional life insurance policies are participating. In addition to guaranteeing benefits, the policies provide for payment of dividends, as declared annually by the Company based on experience.

     Reserves on traditional life insurance products are calculated by using the net level premium method. For participating traditional life insurance policies, reserve assumptions are based on mortality rates consistent with those underlying the cash values and investment rates consistent with the Company's dividend practices. For most such policies, reserves are based on the 1958 or 1980 Commissioners' Standard Ordinary (CSO) mortality tables at interest rates ranging from 3.5% to 4.5%.

  Variable Life and Investment-Type Products

     Variable life products are flexible premium variable universal life. Investment-type products consist primarily of single premium and flexible premium annuity contracts.

     Benefit reserves and policyholder contract deposits on these products are determined following the retrospective deposit method and consist of policy values that accrue to the benefit of the policyholder, before deduction of surrender charges.

PREMIUMS, CHARGES AND BENEFITS

  Traditional Life Insurance

     Premiums for individual life policies are recognized when due.

     Benefit claims (including an estimated provision for claims incurred but not reported), benefit reserve changes, and expenses (except acquisition costs deferred) are charged to income as incurred.

  Variable Life and Investment-Type Products

     Revenues for variable life and investment-type products consist of policy charges for the cost of insurance, policy initiation, administration and surrenders during the period. Premiums received and the accumulated value portion of benefits paid are excluded from the amounts reported in the statements of operations. Expenses include interest credited to account balances and benefit payments made in excess of policy account balances. Investment performance for variable life insurance policies and variable annuity contracts is credited to the account balance based on the investment performance of separate accounts chosen by the policyholder/contractowner. For other policies, the account balances were credited interest at rates that ranged from 3.0% to 7.7% in 2001.

  Deferred Policy Acquisition Costs

     The costs that vary with and are directly related to the production of new business have been deferred to the extent deemed recoverable. Such costs include commissions and certain costs of underwriting, policy issue and marketing.

     Deferred policy acquisition costs on traditional participating life insurance policies are amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined regularly, based on actual experience and current assumptions of mortality, persistency, expenses, and investment experience. The average expected investment yields, before realized capital gains and losses, in the calculation of expected gross margins is 7.8%.


     Deferred policy acquisition costs for variable life and investment-type products are amortized in relation to the incidence of expected gross profits, including realized investment gains and losses, over the expected lives of the policies. Financial market growth rates anticipated in the calculation of expected gross profits are based on a long-term mean currently estimated at 9.3%. The Company's most recent and prospective five-year average growth rates are 6.7% and 11.9%, respectively.

     Deferred policy acquisition costs are subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period. The effect on the amortization of deferred policy acquisition costs of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the deferred policy acquisition cost asset that would result from the realization of unrealized gains and losses is recognized through an offset to other comprehensive income as of the balance sheet date.

CAPITAL GAINS AND LOSSES

     Realized capital gains and losses on sales of investments are based upon specific identification of the investments sold. A realized capital loss is recorded at the time a decline in the value of an investment is determined to be other-than-temporary.

POLICYHOLDER DIVIDENDS

     Annually, the Board of Directors declares the amount of dividends to be paid to participating policyholders in the following calendar year. Dividends are earned by the policyholders ratably over the policy year. Dividends are included in the accompanying financial statements as a liability and as a charge to operations. Participating life insurance in force was 76% and 80% of face value of total life insurance in force at December 31, 2001 and 2000, respectively.

REINSURANCE

     Premiums, benefits and expenses are recorded net of experience refunds, reserve adjustments and amounts assumed from or ceded to reinsurers, including commission and expense allowances.

SEPARATE ACCOUNTS

     Separate account assets and liabilities reflect segregated funds administered and invested by the Company for the benefit of variable annuity contractowners and variable life insurance policyholders.

     The contractowners/policyholders bear the investment risk on separate account assets except in instances where the Company guarantees a fixed return and on the Company's seed money. The separate account assets are carried at fair value.

FEDERAL INCOME TAXES

     Deferred income tax assets and liabilities have been recorded for temporary differences between the reported amounts of assets and liabilities in the accompanying financial statements and those in the Company's income tax returns.

2.  FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following table presents the fair values and carrying values of the Company's financial instruments at December 31, 2001 and 2000:

                                       DECEMBER 31, 2001           DECEMBER 31, 2000
                                    ------------------------    ------------------------
                                       FAIR        CARRYING        FAIR        CARRYING
                                      VALUE         VALUE         VALUE         VALUE
                                    ----------    ----------    ----------    ----------
ASSETS
Fixed maturities:
  Available for sale..............    $340,602      $340,602      $297,484      $297,484
  Held to maturity................          --            --       $30,979       $30,977
Equity securities.................        $348          $348          $377          $377
Mortgage loans....................     $63,687       $61,013       $62,074       $60,208
LIABILITIES FOR INVESTMENT-TYPE
  INSURANCE CONTRACTS
Supplementary contracts without
  life contingencies..............      $7,715        $7,368        $7,528        $7,556
Individual annuities..............  $1,164,643    $1,187,396    $1,296,374    $1,327,701

     The underlying investment risk of the Company's variable life insurance policies and variable annuity contracts is assumed by the policyholders/contractowners. These reserve liabilities are primarily reported in the separate accounts. The liabilities in the separate accounts are recorded at amounts equal to the related assets at fair value.

     Fair values for the Company's insurance contracts other than investment-type contracts are not required to be disclosed under Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments." However, the estimated fair value and future cash flows of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The estimated fair value of all assets without a corresponding revaluation of all liabilities associated with insurance contracts can be misinterpreted.

     The following notes summarize the major methods and assumptions used in estimating the fair values of financial instruments:

INVESTMENT SECURITIES

     Bonds and common stocks are valued based upon quoted market prices, where available. If quoted market prices are not available, as in the case of private placements, fair values are based on quoted market prices of comparable instruments (see Note 3).

MORTGAGE LOANS

     Mortgage loans are valued using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. For mortgage loans classified as nonperforming, the fair value was set equal to the lesser of the unpaid principal balance or the market value of the underlying property.

POLICY LOANS

     Policy loans are issued with either fixed or variable interest rates, depending upon the terms of the policies. For those loans with fixed interest rates, the interest rates range from 5% to 8%. For loans with variable interest rates, the interest rates are primarily adjusted quarterly based upon changes in a corporate bond index. Future cash flows of policy loans are uncertain and difficult to predict. As a result, management deems it impractical to calculate the fair value of policy loans.

INDIVIDUAL ANNUITIES AND SUPPLEMENTARY CONTRACTS

     The fair value of individual annuities and supplementary contracts without life contingencies is based primarily on surrender values. For those individual annuities and supplementary contracts that are not surrenderable, discounted future cash flows are used for calculating fair value.

POLICYHOLDER DIVIDENDS AND ACCUMULATIONS

     The policyholder dividend and accumulation liabilities will ultimately be settled in cash, applied toward the payment of premiums, or left on deposit with the Company at interest. Management deems it impractical to calculate the fair value of these liabilities due to valuation difficulties involving the uncertainties of final settlement.

3.  MARKETABLE SECURITIES

     The amortized cost, gross unrealized gains, gross unrealized losses and estimated fair value of investments in fixed maturity securities and equity securities as of December 31, 2001 and 2000 are as follows:

                                                                  DECEMBER 31, 2001
                                                  --------------------------------------------------
                                                                 GROSS         GROSS       ESTIMATED
                                                  AMORTIZED    UNREALIZED    UNREALIZED      FAIR
AVAILABLE FOR SALE                                  COST         GAINS         LOSSES        VALUE
------------------                                ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies..........  $  5,766       $  601            --      $  6,367
Obligations of states and political
  subdivisions..................................       969           40            --         1,009
Corporate securities............................   320,770        7,179       $10,292       317,657
Mortgage-backed securities......................    15,069          526            26        15,569
                                                  --------       ------       -------      --------
  Subtotal -- fixed maturities..................   342,574        8,346        10,318       340,602
Equity securities...............................       176          202            30           348
                                                  --------       ------       -------      --------
  Total.........................................  $342,750       $8,548       $10,348      $340,950
                                                  ========       ======       =======      ========

                                                                  DECEMBER 31, 2000
                                                  --------------------------------------------------
                                                                 GROSS         GROSS       ESTIMATED
                                                  AMORTIZED    UNREALIZED    UNREALIZED      FAIR
AVAILABLE FOR SALE                                  COST         GAINS         LOSSES        VALUE
------------------                                ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies..........  $  1,696       $   65       $     1      $  1,760
Obligations of states and political
  subdivisions..................................     1,197           32             7         1,222
Corporate securities............................   286,694        2,580        13,695       275,579
Mortgage-backed securities......................    18,777          316           170        18,923
                                                  --------       ------       -------      --------
  Subtotal -- fixed maturities..................   308,364        2,993        13,873       297,484
Equity securities...............................       181          234            38           377
                                                  --------       ------       -------      --------
  Total.........................................  $308,545       $3,227       $13,911      $297,861
                                                  ========       ======       =======      ========

                                                                   DECEMBER 31, 2000
                                                   --------------------------------------------------
                                                                  GROSS         GROSS       ESTIMATED
                                                   AMORTIZED    UNREALIZED    UNREALIZED      FAIR
HELD TO MATURITY                                     COST         GAINS         LOSSES        VALUE
----------------                                   ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies...........   $ 4,136        $463            --        $ 4,599
Corporate securities.............................    25,687         326          $840         25,173
Mortgage-backed securities.......................     1,154          53            --          1,207
                                                    -------        ----          ----        -------
  Total..........................................   $30,977        $842          $840        $30,979
                                                    =======        ====          ====        =======

     The amortized cost and estimated fair value of fixed maturity securities at December 31, 2001, by contractual maturity, are as follows:

                                                              AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                              COST       FAIR VALUE
------------------                                            ---------    ----------
Due in one year or less.....................................  $ 39,375      $ 39,441
Due after one year through five years.......................   151,185       152,349
Due after five years through ten years......................    90,105        89,018
Due after ten years.........................................    61,909        59,794
                                                              --------      --------
  Total.....................................................  $342,574      $340,602
                                                              ========      ========

     Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are included based on their contractual maturity.

     Realized (losses) gains on investments for the years ended December 31, 2001, 2000 and 1999 are summarized as follows:

                                                         2001       2000       1999
                                                        -------    -------    -------
Fixed maturities......................................  $(3,565)   $(1,099)   $(1,506)
Equity securities.....................................       (2)        57       (393)
Real estate...........................................       (5)      (415)        --
Other invested assets.................................       --         --         12
                                                        -------    -------    -------
                                                        $(3,572)   $(1,457)   $(1,887)
                                                        =======    =======    =======

     Other-than-temporary declines of fair value on fixed maturities were $3,965, $300 and $1,468 for the years ended December 31, 2001, 2000 and 1999, respectively. Gross gains of $1,066, $197 and $398 were realized on sales of fixed maturities in 2001, 2000 and 1999, respectively.

     Net unrealized (depreciation) appreciation on available for sale securities as of December 31, 2001 and 2000 is summarized as follows:

                                                               2001        2000
                                                              -------    --------
Net unrealized (depreciation) appreciation:
     Fixed maturities.......................................  $(1,972)   $(10,880)
     Equities...............................................      172         196
     Separate account seed money............................     (713)         --
                                                              -------    --------
                                                               (2,513)    (10,684)
Adjustments:
     Amortization of deferred policy acquisition costs......      640       5,304
     Deferred Federal income taxes..........................      656       1,882
                                                              -------    --------
Net unrealized (depreciation) appreciation..................  $(1,217)   $ (3,498)
                                                              =======    ========

     Net investment income, by type of investment, is as follows for the years ending December 31, 2001, 2000 and 1999:

                                                         2001       2000       1999
                                                        -------    -------    -------
Gross investment income:
Fixed maturities:
  Available for sale..................................  $24,229    $22,586    $25,413
  Held to maturity....................................       --      2,880      4,126
Equity securities.....................................        1          7          2
Mortgage loans........................................    4,964      4,842      5,099
Real estate...........................................       97        300        183
Policy loans..........................................      765        606        427
Cash and cash equivalents.............................      427        455        255
Other, net............................................      459        216        119
                                                        -------    -------    -------
                                                         30,942     31,892     35,624
Less investment expenses..............................   (1,297)    (1,351)      (748)
                                                        -------    -------    -------
Net investment income.................................  $29,645    $30,541    $34,876
                                                        =======    =======    =======

4.  MORTGAGE LOANS

     The carrying value of impaired loans at December 31, 2001 was $245, which was net of reserves of $164. There were no impaired loans at December 31, 2000.

     A reconciliation of the reserve balance, including general reserves, for mortgage loans for 2001 and 2000 is as follows:

                                                              2001    2000
                                                              ----    ----
Balance at January 1........................................  $740    $740
Provision, net of recoveries................................   105      --
                                                              ----    ----
Balance at December 31......................................  $845    $740
                                                              ====    ====

     The average recorded investment in impaired loans was $123 and $0 during 2001 and 2000, respectively. Interest income recognized on impaired loans during 2001, 2000 and 1999 was $41, $0 and $124, respectively. All interest income on impaired loans was recognized on the cash basis.

5.  REAL ESTATE


     Real estate totaled $656 and $1,549 as of December 31, 2001 and 2000, respectively. There was no depreciation expense for the years ended December 31, 2001, 2000 and 1999. No writedowns to fair value were required in 2001 or 1999, while fair value writedowns were $411 in 2000.


6.  DEFERRED POLICY ACQUISITION COSTS

     A reconciliation of the deferred policy acquisition cost (DAC) asset for 2001, 2000 and 1999 is as follows:

                                                       2001        2000        1999
                                                     --------    --------    --------
Balance at January 1,..............................  $139,063    $133,347    $104,913
Expenses deferred..................................    30,436      34,336      31,369
Amortization of DAC................................   (15,335)    (24,379)    (16,426)
Effect on DAC from unrealized (gains) losses.......    (4,664)     (4,241)     13,491
                                                     --------    --------    --------
Balance at December 31,............................  $149,500    $139,063    $133,347
                                                     ========    ========    ========

7.  FEDERAL INCOME TAXES

     The Company is included in a consolidated Federal income tax return with Provident Mutual. The tax liability is accrued on a separate company basis, adjusted for an allocation of an equity tax from Provident Mutual.

     The provision for Federal income taxes from operations differs from the normal relationship of Federal income tax to pretax income as follows:

                                                           YEAR ENDED DECEMBER 31,
                                                         ----------------------------
                                                          2001       2000       1999
                                                         -------    -------    ------
Federal income tax at statutory rate...................  $ 5,172    $ 3,007    $4,780
  Current year equity tax..............................      287        528       817
  True down of prior years' equity tax.................     (585)      (664)     (900)
  Dividend received deduction..........................   (1,735)    (1,099)       --
  Other................................................      (90)        --        --
                                                         -------    -------    ------
Provision for Federal income tax from operations.......  $ 3,049    $ 1,772    $4,697
                                                         =======    =======    ======

     Deferred income tax assets and liabilities reflect the income tax effects of cumulative temporary differences between the reported values of assets and liabilities for financial statement purposes and income tax return purposes. Components of the Company's net deferred income tax liability are as follows at December 31, 2001 and 2000:

                                                               2001       2000
                                                              -------    -------
DEFERRED TAX LIABILITY
Deferred policy acquisition costs...........................  $44,006    $39,254
                                                              -------    -------
DEFERRED TAX ASSET
Reserves....................................................   31,810     33,466
Invested assets.............................................    3,277      1,484
Policyholder dividends......................................      239        218
Net unrealized loss on available for sale securities........      655      1,883
Other.......................................................      208        138
                                                              -------    -------
  Total deferred tax asset..................................   36,189     37,189
                                                              -------    -------
Net deferred tax liability..................................  $ 7,817    $ 2,065
                                                              =======    =======

     Under current tax law, stock life insurance companies are taxed at current rates on distributions from the special surplus account for the benefit of policyholders designated "Policyholder Surplus" (the Account). The Tax Reform Act of 1984 eliminated further additions to the Account after December 31, 1983. The aggregate accumulation at December 31, 1983 was $2,037. The Company has no present plans to make any distributions that would subject the Account to current taxation.

     The Company's Federal income tax returns have been audited through 1995. All years through 1985 are closed. Years 1986 through 1995 have been audited and are closed with the exception of several issues for which claims for refund have been filed. Years 1996 and subsequent remain open. In the opinion of management, adequate provision has been made for the possible effect of potential assessments related to prior years' taxes.

8.  REINSURANCE

     In the normal course of business, the Company assumes risks from and cedes certain parts of its risks to other insurance companies. The primary purpose of ceded reinsurance is to limit losses from large exposures. For life insurance, the Company retains no more than $1,500 on any single life.

     Reinsurance contracts do not relieve the Company of its obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations. The Company evaluates the financial condition of its reinsurers and limits its exposure to any one reinsurer.

     The tables below highlight the amounts shown in the accompanying financial statements, which are net of reinsurance activity:

                                                            CEDED TO      ASSUMED
                                               GROSS         OTHER       FROM OTHER       NET
                                               AMOUNT      COMPANIES     COMPANIES       AMOUNT
                                             ----------    ----------    ----------    ----------
DECEMBER 31, 2001:
Life insurance in force....................  $4,659,781    $3,611,320     $12,581      $1,061,042
                                             ==========    ==========     =======      ==========
Premiums...................................  $   14,596    $    3,502     $    49      $   11,143
                                             ==========    ==========     =======      ==========
Future policyholder benefits...............  $  477,411    $    6,492     $ 1,307      $  472,226
                                             ==========    ==========     =======      ==========
DECEMBER 31, 2000:
Life insurance in force....................  $4,019,597    $3,106,563     $18,600      $  931,634
                                             ==========    ==========     =======      ==========
Premiums...................................  $   23,230    $    1,027     $    80      $   22,283
                                             ==========    ==========     =======      ==========
Future policyholder benefits...............  $  467,015    $    5,025     $ 1,549      $  463,539
                                             ==========    ==========     =======      ==========
DECEMBER 31, 1999:
Life insurance in force....................  $3,304,015    $2,454,842     $25,319      $  874,492
                                             ==========    ==========     =======      ==========
Premiums...................................  $   18,580    $      639     $    90      $   18,031
                                             ==========    ==========     =======      ==========
Future policyholder benefits...............  $  482,673    $    3,515     $ 1,968      $  481,126
                                             ==========    ==========     =======      ==========

     A coinsurance agreement exists between Provident Mutual and the Company with respect to annuities. Prior to 1992, the agreement covered SPDA's issued after 1984. The agreement was amended in 1992 to include single premium immediate annuities and supplementary contracts. Pursuant to this agreement, the Company has no reinsurance recoverables at December 31, 2001 and 2000. Deposits ceded during 2001 and 2000 were $848 and $2,314, respectively.

     Approximately $1,969,853 and $1,943,283 of the Company's life insurance in force is ceded to Provident Mutual under two reinsurance agreements and a modified coinsurance agreement at December 31, 2001 and 2000, respectively. Premiums and deposits ceded were $1,715 and $1,532 during 2001 and 2000, respectively. Reinsurance recoverables at December 31, 2001 and 2000 were $110 and $113, respectively.

9.  RELATED PARTY TRANSACTIONS

     Provident Mutual and its subsidiaries provide certain investment and administrative services to the Company. Generally, fees for these services are based on an allocation of costs upon either a specific identification basis or a proportional cost allocation basis which management believes to be reasonable. These costs include direct salaries and related benefits, including pension and other postretirement benefits as well as overhead costs. These costs were $17,602, $16,848 and $15,941 for 2001, 2000 and 1999, respectively.

     The contractual obligations under the Company's SPDA contracts in force and issued before September 1, 1988 are guaranteed by Provident Mutual. Total SPDA contracts affected by this guarantee in force at December 31, 2001 and 2000 approximated $62,031 and $67,028, respectively.

10.  COMMITMENTS AND CONTINGENCIES

FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

     The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its borrowers and to reduce its own exposure to fluctuations in interest rates. These financial instruments include investment commitments related to its interests in mortgage loans, marketable securities lending and interest rate futures contracts. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the statements of financial condition.

     At December 31, 2001, the Company had outstanding limited partnership commitments of approximately $920. The Company had no mortgage loan commitments as of December 31, 2001.

     Periodically, the Company enters securities lending agreements to earn additional investment income on its securities. The borrower must provide cash collateral prior to or at the inception of the loan. There were no securities lending positions at December 31, 2001 or 2000.

INVESTMENT PORTFOLIO CREDIT RISK

  Bonds

     The Company's bond investment portfolio is predominately comprised of investment grade securities. At December 31, 2001 and 2000, approximately $22,373 and $31,305, respectively, in debt security investments (6.6% and 12.7%, respectively, of the total debt security portfolio) are considered "below investment grade." Securities are classified as "below investment grade" primarily by utilizing rating criteria established by independent bond rating agencies.

     Debt security investments with a carrying value at December 31, 2001 of $3,012 were non-income producing for the year ended December 31, 2001. Foregone interest related to non-income producing debt security investments totaled $486, $177 and $77 for the years ended December 31, 2001, 2000 and 1999, respectively.

     The Company had debt security investments that did not exceed 8% of total assets in any industry at both December 31, 2001 and 2000.

  Mortgage Loans

     The Company originates mortgage loans either directly or through mortgage correspondents and brokers throughout the country. Loans are primarily related to underlying real property investments in office and apartment buildings and retail/commercial and industrial facilities. Mortgage loans are collateralized by the related properties and such collateral generally approximates a minimum 133% of the original loan value at the time the loan is made.

     At December 31, 2001, there was one delinquent mortgage loan (i.e., a loan where payments on principal and/or interest are over 90 days past due) in the amount of $245. There was one delinquent mortgage loan in the amount of $396 as of December 31, 2000. Foregone interest related to loans in default totaled $2, $21 and $124 for the years ended December 31, 2001, 2000 and 1999, respectively.

     The Company had no loans in any state where principal balances in the aggregate exceeded 20% of the Company's equity.

LITIGATION AND UNASSERTED CLAIMS

     Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, these assessments will not have a material adverse effect on the financial statements.

     Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, it is the opinion of the Company's management that their outcomes will not have a material adverse effect on the Company's financial position or its results of operations.

11.  COMPREHENSIVE INCOME

     The components of other comprehensive income are as follows:

                                                       BEFORE         TAX         NET OF
                                                        TAX        (EXPENSE)       TAX
                                                       AMOUNT       BENEFIT       AMOUNT
                                                     ----------    ---------    ----------
YEAR ENDED DECEMBER 31, 2001
  Unrealized (depreciation) appreciation on
     securities....................................   $    (64)     $    23      $   (41)
  Less: reclassification adjustment for losses
     realized in net income........................      3,572       (1,250)       2,322
                                                      --------      -------      -------
  Net change in unrealized (depreciation)
     appreciation on securities....................   $  3,508      $(1,227)     $ 2,281
                                                      ========      =======      =======
YEAR ENDED DECEMBER 31, 2000
  Unrealized (depreciation) appreciation on
     securities....................................   $   (938)     $   328      $  (610)
  Less: reclassification adjustment for losses
     realized in net income........................      1,457         (510)         947
                                                      --------      -------      -------
  Net change in unrealized (depreciation)
     appreciation on securities....................   $    519      $  (182)     $   337
                                                      ========      =======      =======
YEAR ENDED DECEMBER 31, 1999:
  Unrealized appreciation (depreciation) on
     securities....................................   $(11,256)     $ 3,939      $(7,317)
  Less: reclassification adjustment for losses
     realized in net income........................      1,887         (660)       1,227
                                                      --------      -------      -------
  Net change in unrealized (depreciation)
     appreciation on securities....................   $ (9,369)     $ 3,279      $(6,090)
                                                      ========      =======      =======

                                     PART C

                               OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

       (a)  Financial Statements
            All required financial statements are included in Part A and Part B of this Registration Statement.
            (1)   (a)  Resolution of the Board of Directors of Providentmutual Life
                       and Annuity Company of America authorizing establishment of the Providentmutual Variable Annuity Separate Account and
                       subaccounts (the Growth; Money Market; Bond; Managed;
                       Aggressive Growth; and International subaccounts) dated
                       November 20, 1991.(1)
                  (b)  Resolution of the Board of Directors of Providentmutual Life
                       and Annuity Company of America authorizing additional
                       Subaccounts of the Providentmutual Variable Annuity Separate
                       Account (authorizing the establishment of the Van Eck
                       Worldwide Emerging Markets subaccount).(2)
                  (c)  Resolution of the Board of Directors of Providentmutual Life
                       and Annuity Company of America authorizing additional
                       Subaccounts of the Providentmutual Variable Annuity Separate
                       Account (authorizing the establishment of the All Pro Large
                       Cap Value; All Pro Large Cap Growth; All Pro Small Cap
                       Value; All Pro Small Cap Growth and Van Eack Worldwide Real
                       Estate Investment Trust subaccounts).(2)
            (2)   Not applicable.
            (3)   (a)  Form of Underwriting Agreement among Providentmutual Life and Annuity Company of America, PML Securities, Inc. and the
                       Providentmutual Variable Annuity Separate Account.(2)
                  (b)  Form of Selling Agreement between PML Securities, Inc. and
                       Sentinel Financial Services Company.(2)
            (4)   (a)  Individual Flexible Premium Deferred Variable Annuity
                       Contract (VA210).(4)
                  (b)  Amendment of Contract Provisions Rider (for Unisex
                       Contracts) (PL470.13A).(2)
                  (c)  Qualified Plan Rider (PL471).(2)
                  (d)  403(b) Annuity Loan Rider (PL515).(2)
                  (e)  Death Benefit Rider "Step-Up" (R2547).(4)
                  (f)  Death Benefit Rider "Rising Floor" (R2548).(4)
                  (g)  Simple IRA Rider (PL549).(2)
                  (h)  SEP IRA Rider (PL550).(2)
                  (i)  Amendment to Qualify Deferred Annuity Contract as an IRA
                       Rider (PL553).(2)
                  (j)  Amendment to Qualify Deferred Annuity Contract as a TSA
                       Under 403(b) Rider (PL554).(2)
                  (k)  Amendment for a Charitable Remainder Trust Rider (PL558).(2)
                  (l)  Endorsement Renewal Credit Rider (R2210).(7)
            (5)   Form of Application and 1717 Capital Management Company
                  Suitability Statement.(2)
            (6)   (a)  Restated Certificate of Incorporation of Providentmutual
                       Life and Annuity Company of America.(2)
                  (b)  By-Laws of Providentmutual Life and Annuity Company of
                       America.(2)
            (7)   Acceptance by Provident Mutual of Guaranteed Minimum Death
                  Benefit Reinsurance arrangement by CNA Life Re.(4)

            (8)   (a)  Participation Agreement among Market Street Fund, Inc.,
                       Providentmutual Life and Annuity Company of America and PML
                       Securities, Inc.(2)
                  (b)  Form of Fund Participation Agreement among OCC Trust, OpCap
                       Advisors and Providentmutual Life and Annuity Company of
                       America.(3)
                  (c)  Participation Agreement between Van Eck Investment Trust and
                       Providentmutual Life and Annuity Company of America.(2)
                  (d)  Service Agreement between Providentmutual Life and Annuity
                       Company of America and Provident Mutual Life Insurance
                       Company of Philadelphia.(2)
                  (e)  Participation Agreement among Providentmutual Life and
                       Annuity Company of America, PIMCO Variable Insurance Trust
                       and PIMCO Funds Distributors LLC.(4)
                  (f)  Participation Agreement among OCC Accumulation Trust,
                       Providentmutual Life and Annuity Company of America and OCC
                       Distributors.(4)
                  (g)  Participation Agreement among Variable Insurance Products
                       Fund III, Providentmutual Life and Annuity Company of
                       America and Fidelity Distributors Corporation.(4)
                  (h)  Form of Fund Participation Agreement among Strong Variable
                       Insurance Funds, Inc., Providentmutual Life and Annuity
                       Company of America and Strong Investments, Inc.(1)
                  (i)  Fund Participation Agreement among MFS Variable Insurance
                       Trust, Providentmutual Life and Annuity Company of America
                       and Massachusetts Financial Services Company.(4)
                  (j)  Support Agreement between Provident Mutual Life Insurance
                       Company and Providentmutual Life and Annuity Company of
                       America.(2)
                  (k)  Services Agreement between Pacific Investment Management
                       Company and Providentmutual Life and Annuity Company of
                       America.(4)
                  (l)  Participation Agreement among Market Street Fund,
                       Providentmutual Life and Annuity Company of America and 1717
                       Capital Management Company.(6)
                  (m)  Amendment to Participation Agreement among Providentmutual
                       Life and Annuity Company of America, Variable Insurance
                       Products Fund III, and Fidelity Distributors Corporation.
                  (n)  Addendum to Participation Agreement among Provident Mutual
                       Life Insurance Company, Providentmutual Life and Annuity
                       Company of America, Van Eck Investment Trust, and Van Eck
                       Securities Corporation.(9)
             (9)  (a)  Opinion and Consent of James Bernstein, Esquire.(7)
             (9)  (b)  Consent of James Bernstein, Esquire.
            (10)  (a)  Consent of Sutherland Asbill & Brennan LLP.
                  (b)  Consent of PricewaterhouseCoopers LLP.
            (11)  No financial statements are omitted from Item 23.
            (12)  Not applicable.
            (13)  (a)  Schedule for computation of performance data.(3)
            (14)  Powers of Attorney(8)


---------------

(1) Incorporated herein by reference to post-effective amendment No. 8 to the Form N-4 registration statement for Providentmutual Variable Annuity Separate Account, filed on April 25, 2000, File No. 33-65512.

(2) Incorporated herein by reference to post-effective amendment No. 5 to the Form N-4 registration statement for Providentmutual Variable Annuity Separate Account, filed on May 1, 1998, File No. 33-65512.

(3) Incorporated herein by reference to this Registration Statement filed December 20, 1999, File No. 333-88163.

(4) Incorporated herein by reference to post-effective amendment No. 1 to this Registration Statement filed on April 25, 2000, File No. 333-88163.

(5) Incorporated herein by reference to post-effective amendment No. 3 to Form S-6 registration statement for Providentmutual Variable Life Separate Account, filed on February 8, 2001, File No. 333-67775.

(6) Incorporated herein by reference to the Initial Filing to the Form N-4 registration statement, filed on April 5, 2001, File No. 333-58310.


(7)Incorporated herein by reference to post-effective amendment No. 2 to Form N-4 registration statement, filed on April 26, 2001, File No. 333-88163.



(8)Incorporated herein by reference to post-effective amendment No. 6 to Form S-6 registration statement, filed on April 19, 2002, File No. 333-67775.



(9)Incorporated herein by reference to post-effective amendment No. 5 to Form S-6 registration statement, filed on April 19, 2002, File No. 333-71763.


Item 25.  Directors and Officers of the Depositor


         NAME AND PRINCIPAL BUSINESS ADDRESS*               POSITION AND OFFICES WITH DEPOSITOR
         ------------------------------------               -----------------------------------
Robert W. Kloss........................................    Director and President
Mary Lynn Finelli......................................    Director, Vice President, and
                                                           Assistant Secretary
Alan F. Hinkle.........................................    Director, Vice President, Actuary, and
                                                           Assistant Secretary
James D. Kestner.......................................    Director
Mehran Assadi**........................................    Director
Linda M. Springer......................................    Director
Joan C. Tucker**.......................................    Director, Vice President -- Individual
                                                           Insurance Operations, and Assistant
                                                           Secretary
Michael Funck..........................................    Financial Reporting Officer
Scott V. Carney........................................    Vice President and Actuary
Rosanne Gatta..........................................    Treasurer
Anthony Giampietro.....................................    Assistant Treasurer
Kathleen A. Walsh**....................................    Chief Compliance Officer
Timothy P. Henry.......................................    Vice President and Investment Officer
Joseph T. Laudadio**...................................    Underwriting Officer
Todd R. Miller.........................................    Assistant Financial Reporting Officer


---------------


 * Principal business address is c/o Provident Mutual Life Insurance Company, 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181, unless otherwise noted.



**Principal business address is c/o Provident Mutual Life Insurance Company, 300
  Continental Drive, Newark, Delaware 19713.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant


                                               PERCENT OF VOTING
           NAME             JURISDICTION       SECURITIES OWNED           PRINCIPAL BUSINESS
           ----             ------------       -----------------          ------------------
Provident Mutual            Pennsylvania    Mutual Company             Life & Health Insurance
  Life Insurance Company
  (PMLIC)
Providentmutual Life and    Delaware        Ownership of all           Life & Health Insurance
  Annuity Company                           voting securities
  of America                                by PMLIC
Provident Mutual            Delaware        Ownership of all           Life & Health Insurance
  International                             voting securities
  Life Insurance Company                    by PMLIC
Providentmutual             Pennsylvania    Ownership of all           Holding Company
  Holding Company (PHC)                     voting securities
                                            by PMLIC
1717 Capital Management     Pennsylvania    Ownership of all           Broker/Dealer and
  Company                                   voting securities by       Investment Adviser
                                            PHC
1717 Brokerage Services,    Pennsylvania    Ownership of all voting    Insurance Agency
  Inc.                                      securities by RCMD
  (1717 BSI)
Market Street Investment    Pennsylvania    Ownership of all           Investment Adviser
  Management Company                        voting securities
                                            by PHC
Washington Square           Pennsylvania    Ownership of all           Administrative Services
  Administrative Services,                  voting securities
  Inc.                                      by PHC
Institutional Concepts,     New York        Ownership of all           Inactive
  Inc.                                      voting securities
                                            by PHC
Provestco, Inc.             Delaware        Ownership of all           Real Estate Investment
                                            voting securities
                                            by PHC
PNAM, Inc.                  Delaware        Ownership of all           Holding Company
                                            voting securities
                                            by PHC
Sigma American              Delaware        Ownership of 80.2%         Investment Management and
  Corporation (Sigma)                       voting securities by       Advisory Services
                                            PHC and 19.8% voting
                                            securities by PMLIC
Providentmutual             Delaware        Ownership of all           Investment Management
  Management Co., Inc.                      voting securities          and Advisory Services
  (PMCI)                                    by Sigma
Software Development Co.    Delaware        Ownership of all           Inactive
                                            voting securities
                                            by PHC
Market Street Fund          Delaware        Affiliate                  Mutual Fund
                            (business
                            trust)

                                               PERCENT OF VOTING
           NAME             JURISDICTION       SECURITIES OWNED           PRINCIPAL BUSINESS
           ----             ------------       -----------------          ------------------
Four P Finance Company      Pennsylvania    Ownership of all voting    Inactive
                                            securities by PHC
RCMD Financial Services,    Delaware        Ownership of all voting    Holding Company
  Inc. (RCMD)                               securities by PHC
1717 Advisory Services,     Pennsylvania    Ownership of all voting    Inactive
  Inc.                                      securities by RCMD
                                            Financial Services
Providentmutual             Delaware        Ownership of all voting    Inactive
  Distributors, Inc.                        securities by Sigma
RF Advisers, Inc.           Pennsylvania    Ownership of all voting    Inactive
                                            securities by Sigma
Delfi Realty Corporation    Delaware        Ownership of all voting    Inactive
                                            securities by Sigma
Providentmutual Financial   Delaware        Ownership of all voting    Investment Management and
  Services, Inc.                            securities by PMCI         Advisory Services
1717 Insurance Agency of    Massachusetts   Ownership of all voting    Insurance Agency
  Massachusetts, Inc.                       securities by 1717 BSI
1717 Insurance Agency of    Texas           Affiliate                  Insurance Agency
  Texas, Inc.


Item 27.  Number of Policyowners


     As of March 1, 2002, there were a total of 740 individual flexible premium deferred variable annuity contracts (File No. 333-88163) in force -- 343 non-qualified and 397 qualified.


Item 28.  Indemnification

     The By-Laws of Providentmutual Life and Annuity Company of America provide, in part in Article XII, as follows:

                                  ARTICLE XII

           INDEMNIFICATION OF DIRECTORS, OFFICERS, AND OTHER PERSONS

     Section 12.01. To the fullest extent permitted by law, the Company shall indemnify any present, former, or future Director, officer, or employee of the Company or any person who may serve or has served at its request as officer or Director of another corporation of which the Company is a creditor or stockholder, against the reasonable expenses, including attorneys' fees, necessarily incurred in connection with the defense of any action, suit or other proceeding to which any of them is made a party because of service as Director, officer, or employee of the Company or such other corporation, or in connection with any appeal therein, and against any amounts paid by such Director, officer, or employee in settlement of, or in satisfaction of a judgment or fine in any such action, suit or proceeding, except expenses incurred in defense of or amounts paid in connection with any action, suit or other proceeding in which such Director, officer or employee shall be adjudged to be liable for negligence or misconduct in the performance of his duty. A judgment entered in connection with a compromise or dismissal or settlement of any such action, suit or other proceeding shall not of itself be deemed an adjudication of negligence or misconduct. The indemnification herein provided shall not be exclusive of any other rights to which the persons indemnified may be entitled.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

     (a) 1717 Capital Management Company (1717) is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940. 1717 is also principal underwriter for the Market Street Fund, for Providentmutual Variable Life Separate Account and for various separate accounts of Provident Mutual Life Insurance Company Separate Accounts.

     (b) The following information is furnished with respect to the officers and directors of 1717:


         NAME AND PRINCIPAL                POSITIONS AND OFFICES            POSITIONS AND OFFICES
          BUSINESS ADDRESS*                      WITH 1717                     WITH DEPOSITOR
         ------------------                ---------------------            ---------------------
Mehran Assadi........................  Director                         Director
Mary Lynn Finelli....................  Director                         Director, Vice President, and
                                                                          Assistant Secretary
Alan F. Hinkle.......................  Director                         Director, Vice President,
                                                                          Actuary, and Assistant
                                                                          Secretary
Robert W. Kloss......................  Director                         Director and President
Joan C. Tucker.......................  Director                         Director, Vice President--
                                                                          Individual Insurance
                                                                          Operations, and Assistant
                                                                          Secretary
Lance Reihl..........................  President                        None
Bryan Pfister .......................  Vice President                   None
C. Richard Locher....................  Marketing Officer                None
Rosanne Gatta........................  Treasurer                        Treasurer
Anthony Giampietro...................  Assistant Treasurer              Assistant Treasurer
Anthony Mastrangelo..................  Assistant Financial Reporting    None
                                         Officer
Todd R. Miller.......................  Assistant Financial Reporting    Assistant Financial Reporting
                                         Officer                          Officer
Alison Naylor........................  Compliance Officer               None
Linda M. Springer....................  Financial Reporting Officer      Director
James D. Kestner.....................  Director                         Vice President
Kathleen A. Walsh....................  Vice President and Chief         Chief Compliance Officer
                                         Compliance Officer


---------------
* Principal business address is c/o Provident Mutual, 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181.

     (c) The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

    (1)            (2)                                           (5)
  NAME OF    NET UNDERWRITING        (3)            (4)
 PRINCIPAL    DISCOUNTS AND    COMPENSATION ON   BROKERAGE
UNDERWRITER    COMMISSIONS       REDEMPTION     COMMISSIONS  COMPENSATION
-----------  ----------------  ---------------  -----------  ------------
   1717            N/A              None            N/A          N/A

Item 30.  Location of Accounts and Records

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by PLACA at 300 Continental Drive, Newark, DE 19713 or at 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181.

Item 31.  Management Services

     All management contracts are discussed in Part A or Part B.

Item 32.  Undertakings

     (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant hereby undertakes to include either (1) as part of any Application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     (d) Reliance on No-Action Letter Regarding Section 403(b) Retirement Plan. PLACA and the Variable Account rely on a no-action letter issued by the Division of Investment Management to the American Council of Life Insurance on November 28, 1988 and represent that the conditions enumerated therein have been or will be complied with.

                        REPRESENTATION OF REASONABLENESS

     Providentmutual Life and Annuity Company of America hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Providentmutual Life and Annuity Company of America.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, Providentmutual Variable Annuity Separate Account and Providentmutual Life and Annuity Company of America certify that they meet the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment, and have duly caused this post-effective amendment to the Registration Statement to be signed on their behalf by the undersigned, thereunto duly authorized, in New Castle County, and the State of Delaware on the 25th day of April, 2002.


                                            PROVIDENTMUTUAL VARIABLE ANNUITY
                                              SEPARATE ACCOUNT (REGISTRANT)



             Attest: /s/ JAMES BERNSTEIN                              By: /s/ ROBERT W. KLOSS
   ----------------------------------------------        -------------------------------------------------
                   JAMES BERNSTEIN                                        ROBERT W. KLOSS
                                                                      Director and President


                                            By: PROVIDENTMUTUAL LIFE AND ANNUITY
                                                COMPANY OF AMERICA (DEPOSITOR)



             Attest: /s/ JAMES BERNSTEIN                              By: /s/ ROBERT W. KLOSS
   ----------------------------------------------        -------------------------------------------------
                   JAMES BERNSTEIN                                        ROBERT W. KLOSS
                                                                      Director and President

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 25, 2002.



                     SIGNATURES                                                  TITLE
                     ----------                                                  -----

                 /s/ ROBERT W. KLOSS                     Director and President (Principal Executive Officer)
-----------------------------------------------------
                   ROBERT W. KLOSS

                /s/ MARY LYNN FINELLI                                Director, Vice President, and
-----------------------------------------------------                    Assistant Secretary,
                  MARY LYNN FINELLI                                  (Principal Financial Officer)

                /s/ MICHAEL E. FUNCK                                  Financial Reporting Officer
-----------------------------------------------------               (Principal Accounting Officer)
                    MICHAEL FUNCK

                          *                                           Vice President and Actuary
-----------------------------------------------------
                   SCOTT V. CARNEY

                          *                                Director, Vice President, Actuary, and Assistant
-----------------------------------------------------                           Secretary
                   ALAN F. HINKLE

                          *                                                    Director
-----------------------------------------------------
                  JAMES D. KESTNER

                          *                                                    Director
-----------------------------------------------------
                    MEHRAN ASSADI

                          *                                 Director, Vice President--Individual Insurance
-----------------------------------------------------              Operations, and Assistant Secretary
                   JOAN C. TUCKER

                          *                                                    Director
-----------------------------------------------------
                  LINDA M. SPRINGER

                          *                                                    Treasurer
-----------------------------------------------------
                    ROSANNE GATTA

              *By: /s/ JAMES BERNSTEIN
-----------------------------------------------------
                   JAMES BERNSTEIN
                  Attorney-in-Fact
            Pursuant to Power of Attorney

                                 EXHIBIT INDEX


EXHIBITS
--------
 (8) (m)  Amendment to Participation Agreement among Providentmutual
          Life and Annuity Company of America, Variable Insurance
          Products Fund III, and Fidelity Distributors Corporation.
 (9) (b)  Consent of James Bernstein, Esquire.
(10) (a)  Consent of Sutherland Asbill & Brennan LLP.
(10) (b)  Consent of PricewaterhouseCoopers LLP, Independent
          Accountants.